UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	June 30, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2018 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (53.2%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.50%, 7/1/45	$206	$208

Agency Fixed Rate Mortgages (2.6%)
United States (2.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44 – 6/1/45	1,264	1,265
6.50%, 5/1/32 – 7/1/32	45	50
7.50%, 5/1/35	5	5
Federal National Mortgage Association,
Conventional Pools:
3.00%, 3/1/30 – 5/1/30	291	290
3.50%, 3/1/47	198	197
4.00%, 4/1/45 – 9/1/45	1,128	1,153
4.50%, 3/1/41 – 11/1/44	293	307
5.00%, 1/1/41 – 3/1/41	747	801
6.00%, 1/1/38	6	7
6.50%, 12/1/29	15	16
7.00%, 2/1/31	73	75
7.50%, 8/1/37	9	11
July TBA:
3.00%, 7/1/33 (a)	250	249
3.50%, 7/1/48 (a)	1,654	1,646
4.00%, 7/1/48 (a)	1,134	1,156
4.50%, 7/1/48 (a)	250	260
Government National Mortgage Association,
July TBA:
4.50%, 7/20/48 (a)	250	260
Various Pools:
4.00%, 8/20/41 – 11/20/42	401	416
5.50%, 8/15/39	42	46
		8,210
Collateralized Mortgage Obligations - Agency Collateral Series (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22	75	74
2.97%, 10/25/21	90	90
IO REMIC
6.05% - 1 Month USD LIBOR, 3.98%, 4/15/39 (b)	58	4
		168
Commercial Mortgage-Backed Securities (0.8%)
United States (0.8%)
COMM Mortgage Trust,
2.87%, 2/10/48 (c)	450	376
3.28%, 1/10/46	305	301
4.89%, 7/15/47 (b)(c)	152	135
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)	100	103

JPMBB Commercial Mortgage Securities Trust,
4.71%, 9/15/47 (b)(c)		263	218
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	257
WFCG Commercial Mortgage Trust,
1 Month USD LIBOR + 3.14%, 5.21%, 11/15/29 (b)(c)		321	322
WFRBS Commercial Mortgage Trust,
4.14%, 10/15/57 (b)(c)		362	317
5.19%, 9/15/46 (b)(c)		375	350
			2,379
Corporate Bonds (12.5%)
Australia (0.6%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	495
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)		$350	344
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		270	290
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		125	125
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		170	168
Woolworths Group Ltd.,
4.00%, 9/22/20 (c)		400	404
			1,826
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26		250	245

Canada (0.7%)
Goldcorp, Inc.,
3.70%, 3/15/23		198	195
Province of Alberta Canada,
1.75%, 8/26/20		700	684
Province of British Columbia Canada,
2.00%, 10/23/22		700	673
Royal Bank of Canada,
2.75%, 2/1/22		625	614
			2,166
Chile (0.1%)
Banco del Estado de Chile,
2.67%, 1/8/21 (c)		300	293

China (0.2%)
Baidu, Inc.,
2.88%, 7/6/22		200	193
3.25%, 8/6/18		225	225
Syngenta Finance N.V.,
4.44%, 4/24/23 (c)		200	199
			617
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		630	669

France (0.9%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)	200		190
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	500	599
BNP Paribas SA,
3.80%, 1/10/24 (c)		$525	514
5.00%, 1/15/21	95		99
BPCE SA,
5.15%, 7/21/24 (c)	450		457
Danone SA,
1.69%, 10/30/19 (c)	475		467
Electricite de France SA,
5.00%, 1/22/26 (d)	EUR	300	367
TOTAL SA,
2.71%, 5/5/23 (d)	100		119
3.88%, 5/18/22 (d)	100		126
			2,938
Germany (0.8%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)		$250	250
BMW US Capital LLC,
2.15%, 4/6/20 (c)	525		517
Daimler Finance North America LLC,
1.50%, 7/5/19 (c)	300		296
Deutsche Bank AG,
2.70%, 7/13/20	625		608
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)	150		142
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41	EUR	400	536
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (c)		$250	245
			2,594
Hong Kong (0.1%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (c)	200		190

India (0.1%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26	200		187

Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	315		292

Italy (0.1%)
FCA Bank SpA,
1.38%, 4/17/20	EUR	250	296
Telecom Italia Finance SA,
7.75%, 1/24/33	80		129
			425
Malaysia (0.2%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		$675	654

Netherlands (0.4%)
ABN AMRO Bank N.V.,
2.88%, 6/30/25	EUR	250	304
Cooperatieve Rabobank UA,
3.95%, 11/9/22		$250	248
Series G
3.75%, 11/9/20	EUR	300	377
ING Bank N.V.,
5.80%, 9/25/23 (c)		$240	255
			1,184
Spain (0.3%)
Banco Santander SA,
5.18%, 11/19/25	600		604
Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	300	376
			980
Sweden (0.2%)
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20		$525	518

Switzerland (0.5%)
Credit Suisse AG,
0.63%, 11/20/18	EUR	550	644
Credit Suisse Group AG,
3.57%, 1/9/23 (c)		$325	319
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)	500		489
			1,452
United Arab Emirates (0.1%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)	200		200

United Kingdom (1.0%)
BP Capital Markets PLC,
2.50%, 11/6/22	275		265
HSBC Holdings PLC,
3.95%, 5/18/24	550		549
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	450	580
Nationwide Building Society,
3.77%, 3/8/24 (c)		$300	294
3.90%, 7/21/25 (c)	200		198
NGG Finance PLC,
5.63%, 6/18/73	GBP	200	289
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23		$550	535
Standard Chartered PLC,
2.10%, 8/19/19 (c)	300		296
Vodafone Group PLC,
4.38%, 5/30/28	275		272
			3,278
United States (5.8%)
Abbott Laboratories,
3.40%, 11/30/23	325		321

Air Lease Corp.,
2.13%, 1/15/20	400	393
Amazon.com, Inc.,
2.80%, 8/22/24	375	362
American Express Credit Corp.,
MTN
2.20%, 3/3/20	375	370
3.30%, 5/3/27	350	338
Apple, Inc.,
2.50%, 2/9/22	500	491
AT&T, Inc.,
4.25%, 3/1/27	350	343
4.50%, 3/9/48	91	79
5.15%, 2/15/50 (c)	100	93
Bank of America Corp.,
4.24%, 4/24/38	325	316
MTN
4.00%, 1/22/25	375	370
Becton Dickinson and Co.,
2.89%, 6/6/22	375	363
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44	195	203
Capital One Financial Corp.,
2.50%, 5/12/20	250	247
3.30%, 10/30/24	325	309
Capital One NA,
1.85%, 9/13/19	400	394
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	100	101
6.48%, 10/23/45	150	159
Citigroup, Inc.,
5.50%, 9/13/25	250	266
8.13%, 7/15/39	175	247
Coca-Cola Co. (The),
3.20%, 11/1/23	250	250
Comcast Corp.,
3.55%, 5/1/28	150	143
CVS Health Corp.,
3.70%, 3/9/23	950	946
Discover Bank,
3.10%, 6/4/20	525	523
Discovery Communications LLC,
2.95%, 3/20/23	250	239
Dollar Tree, Inc.,
3.70%, 5/15/23	175	174
Duke Energy Corp.,
1.80%, 9/1/21	275	263
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	350	361
Ford Motor Credit Co., LLC,
2.68%, 1/9/20	300	297
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	250	243
General Motors Financial Co., Inc.,
2.35%, 10/4/19	200	198
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	340	337
MTN
4.80%, 7/8/44	275	273

Home Depot, Inc. (The),
5.88%, 12/16/36	100	122
HSBC USA, Inc.,
3.50%, 6/23/24	100	98
Johnson Controls International PLC,
3.90%, 2/14/26	175	173
JPMorgan Chase & Co.,
2.25%, 1/23/20	900	889
3.78%, 2/1/28	325	317
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	100	100
Lockheed Martin Corp.,
3.55%, 1/15/26	250	246
Maple Escrow Subsidiary, Inc.,
4.06%, 5/25/23 (c)	325	326
McDonald’s Corp.,
MTN
3.38%, 5/26/25	275	271
Medtronic, Inc.,
3.63%, 3/15/24	250	251
Merck & Co., Inc.,
2.80%, 5/18/23	250	245
Metropolitan Life Global Funding I,
2.40%, 1/8/21 (c)	525	515
Microsoft Corp.,
1.55%, 8/8/21	525	504
NBC Universal Media LLC,
4.38%, 4/1/21	175	180
NextEra Energy Capital Holdings, Inc.,
3.55%, 5/1/27	350	337
Oracle Corp.,
3.40%, 7/8/24	175	173
PepsiCo, Inc.,
3.60%, 3/1/24	250	253
Rockwell Collins, Inc.,
1.95%, 7/15/19	525	520
salesforce.com, Inc.,
3.25%, 4/11/23	300	298
Synchrony Bank,
3.65%, 5/24/21	250	250
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26	275	254
Union Pacific Corp.,
3.95%, 9/10/28	115	116
UnitedHealth Group, Inc.,
2.88%, 3/15/23	250	244
4.25%, 3/15/43	150	150
Verizon Communications, Inc.,
4.67%, 3/15/55	231	206
Visa, Inc.,
3.15%, 12/14/25	200	194
Walmart, Inc.,
2.55%, 4/11/23	200	193
Wells Fargo & Co.,
3.00%, 10/23/26	850	786
		18,223
		38,931

Mortgages - Other (0.4%)
United States (0.4%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	34		20
6.00%, 4/25/36	6		6
ChaseFlex Trust,
6.00%, 2/25/37	29		21
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 7/25/46	505		487
3.50%, 5/25/45 – 7/25/46	631		623
4.00%, 5/25/45	59		59
GSR Mortgage Loan Trust,
5.75%, 1/25/37	18		17
Lehman Mortgage Trust,
5.50%, 11/25/35	7		7
6.50%, 9/25/37	26		19
			1,259
Sovereign (29.0%)
Australia (0.8%)
Australia Government Bond,
2.75%, 11/21/27	AUD	3,580	2,679

Austria (0.5%)
Republic of Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	1,210	1,512

Belgium (1.0%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/27 (c)	2,520		3,005

Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)	$390		402

Brazil (5.9%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	72,648	18,251

Canada (1.0%)
Canadian Government Bond,
1.00%, 6/1/27	CAD	950	656
1.50%, 6/1/26	3,580		2,597
			3,253
China (0.3%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	300	370
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)	$575		567
			937
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	1,820	290

France (1.4%)
French Republic Government Bond OAT,

0.75%, 5/25/28	EUR	580	687
1.00%, 5/25/27	1,210		1,478
1.75%, 5/25/23	1,180		1,508
3.25%, 5/25/45	420		689
			4,362
Germany (0.7%)
Bundesrepublik Deutschland Bundesanleihe,
4.25%, 7/4/39	840		1,634
4.75%, 7/4/34	240		455
			2,089
Greece (1.2%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	3,165		3,643

Hungary (0.1%)
Hungary Government International Bond,
5.75%, 11/22/23	$360		388

Indonesia (0.1%)
Indonesia Government International Bond,
5.88%, 1/15/24	360		386

Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	210	328

Italy (1.6%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	1,560		1,812
2.20%, 6/1/27	650		737
2.35%, 9/15/24 (c)	1,489		1,884
5.00%, 9/1/40	340		496
			4,929
Japan (6.3%)
Japan Government Ten Year Bond,
0.10%, 6/20/26	JPY	321,000	2,931
0.50%, 9/20/24	444,000		4,156
1.10%, 6/20/21	595,000		5,570
Japan Government Thirty Year Bond,
0.30%, 6/20/46	132,000		1,076
1.70%, 6/20/33	261,000		2,852
2.00%, 9/20/40	250,000		2,932
			19,517
Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	1,600	389

Mexico (0.9%)
Mexican Bonos,
Series M
5.75%, 3/5/26	MXN	8,000	360
6.50%, 6/10/21	19,000		927
7.50%, 6/3/27	15,000		751
Petroleos Mexicanos,
4.88%, 1/18/24	$530		525

6.38%, 1/23/45	140		129
			2,692
Netherlands (0.4%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	1,080	1,275

New Zealand (0.5%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	2,110	1,449

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	2,000	253

Poland (0.5%)
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	4,900	1,311
4.00%, 10/25/23	860		246
			1,557
Portugal (1.7%)
Portugal Obrigacoes do Tesouro OT,
2.13%, 10/17/28 (c)	EUR	290	350
2.88%, 7/21/26 (c)	1,708		2,210
4.13%, 4/14/27 (c)	1,574		2,214
5.65%, 2/15/24 (c)	330		488
			5,262
Russia (0.4%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	79,090	1,245

Spain (1.5%)
Spain Government Bond,
0.35%, 7/30/23	EUR	1,860	2,166
0.40%, 4/30/22	890		1,052
4.40%, 10/31/23 (c)	560		789
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	473		613
			4,620
Sweden (0.0%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	1,270	150

United Kingdom (1.7%)
United Kingdom Gilt,
1.25%, 7/22/27	GBP	1,050	1,376
1.50%, 1/22/21	520		700
3.50%, 1/22/45	1,080		1,949
4.25%, 6/7/32 – 9/7/39	730		1,347
			5,372
			90,235

U.S. Treasury Securities (7.7%)
United States (7.7%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$770	702
3.13%, 5/15/48	3,190	3,279
3.50%, 2/15/39	2,160	2,354
U.S. Treasury Notes,
0.50%, 1/15/28	15,428	15,099
2.25%, 2/15/27	2,780	2,654
		24,088
Total Fixed Income Securities (Cost $168,137)		165,478

	Shares	Value (000)
Common Stocks (39.3%)
Australia (1.4%)
AGL Energy Ltd.	2,914	48
Alumina Ltd.	10,352	21
Amcor Ltd.	4,942	53
AMP Ltd.	12,464	33
APA Group	4,697	34
Aristocrat Leisure Ltd.	2,271	52
ASX Ltd.	815	39
Aurizon Holdings Ltd.	8,714	28
AusNet Services	7,529	9
Australia & New Zealand Banking Group Ltd.	13,249	277
Bank of Queensland Ltd.	1,741	13
Bendigo & Adelaide Bank Ltd.	2,141	17
BHP Billiton Ltd.	13,259	333
Boral Ltd.	4,953	24
Brambles Ltd.	6,774	44
Caltex Australia Ltd.	1,135	27
Challenger Ltd.	2,417	21
CIMIC Group Ltd.	413	13
Coca-Cola Amatil Ltd.	2,427	16
Cochlear Ltd.	241	36
Commonwealth Bank of Australia	7,461	402
Computershare Ltd.	1,983	27
Crown Resorts Ltd.	1,521	15
CSL Ltd.	1,915	273
Dexus REIT	4,112	30
Domino’s Pizza Enterprises Ltd.	261	10
Flight Centre Travel Group Ltd.	245	12
Fortescue Metals Group Ltd.	6,417	21
Goodman Group REIT	7,660	55
GPT Group (The) REIT	7,637	29
Harvey Norman Holdings Ltd.	2,321	6
Healthscope Ltd.	7,144	12
Incitec Pivot Ltd.	7,134	19
Insurance Australia Group Ltd.	10,264	65
James Hardie Industries PLC CDI	1,900	32
Lend Lease Group REIT	2,339	34
Macquarie Group Ltd.	1,299	119
Medibank Pvt Ltd.	11,660	25
Mirvac Group REIT	15,799	25
National Australia Bank Ltd.	12,106	246
Newcrest Mining Ltd.	3,174	51
Oil Search Ltd.	5,761	38

OneMarket Ltd. (e)	418	—	@
Orica Ltd.	1,585	21
Origin Energy Ltd. (e)	7,407	55
Qantas Airways Ltd.	2,040	9
QBE Insurance Group Ltd.	6,141	44
Ramsay Health Care Ltd.	589	23
REA Group Ltd.	223	15
Rio Tinto Ltd.	1,767	109
Santos Ltd. (e)	7,625	35
Scentre Group REIT	22,654	74
Seek Ltd.	1,414	23
Shopping Centres Australasia Property Group REIT	59	—	@
Sonic Healthcare Ltd.	1,781	32
South32 Ltd.	22,055	59
Stockland REIT	11,191	33
Suncorp Group Ltd.	5,441	59
Sydney Airport	4,663	25
Tabcorp Holdings Ltd.	8,407	28
Telstra Corp., Ltd.	18,032	35
TPG Telecom Ltd.	1,442	5
Transurban Group	8,629	76
Treasury Wine Estates Ltd.	3,103	40
Vicinity Centres REIT	14,112	27
Vocus Group Ltd. (e)	2,251	4
Wesfarmers Ltd.	4,751	174
Westpac Banking Corp.	14,646	318
Woodside Petroleum Ltd.	3,235	85
Woolworths Group Ltd.	5,618	127
		4,219
Austria (0.0%)
BUWOG AG (e)	172	6
IMMOFINANZ AG (e)	344	8
voestalpine AG	1,248	58
		72
Belgium (0.2%)
Ageas	778	39
Anheuser-Busch InBev SA N.V.	3,184	322
Colruyt SA	247	14
Groupe Bruxelles Lambert SA	331	35
KBC Group N.V.	1,040	80
Proximus SADP	628	14
Solvay SA	307	39
Telenet Group Holding N.V. (e)	220	10
UCB SA	517	41
Umicore SA	773	44
		638
Canada (1.9%)
Agnico Eagle Mines Ltd.	900	41
Alimentation Couche-Tard, Inc., Class B	1,831	80
AltaGas Ltd.	800	17
ARC Resources Ltd.	1,445	15
Atco Ltd., Class I	400	12
Bank of Montreal	2,698	209
Bank of Nova Scotia (The)	5,011	284
Barrick Gold Corp.	4,625	61
BCE, Inc.	800	32

Blackberry Ltd. (e)	2,120	20
Bombardier, Inc. (e)	7,998	32
Brookfield Asset Management, Inc., Class A	3,613	147
CAE, Inc.	1,000	21
Cameco Corp.	1,734	20
Canadian Imperial Bank of Commerce	1,638	142
Canadian National Railway Co.	3,276	268
Canadian Natural Resources Ltd.	4,529	163
Canadian Pacific Railway Ltd.	800	147
Canadian Tire Corp., Ltd., Class A	400	52
Canadian Utilities Ltd., Class A	700	18
CCL Industries, Inc., Class B	900	44
Cenovus Energy, Inc.	3,469	36
CGI Group, Inc., Class A (e)	1,000	63
CI Financial Corp.	1,000	18
Constellation Software, Inc.	100	78
Crescent Point Energy Corp.	2,313	17
Dollarama, Inc.	1,800	70
Eldorado Gold Corp. (e)	2,794	3
Element Fleet Management Corp.	1,638	8
Emera, Inc.	300	10
Empire Co., Ltd., Class A	800	16
Enbridge, Inc.	4,047	145
Encana Corp.	4,047	53
Fairfax Financial Holdings Ltd.	100	56
Finning International, Inc.	800	20
First Capital Realty, Inc.	700	11
First Quantum Minerals Ltd.	2,794	41
Fortis, Inc.	1,734	55
Franco-Nevada Corp.	800	58
George Weston Ltd.	300	24
Gildan Activewear, Inc.	900	25
Goldcorp, Inc.	3,373	46
Great-West Lifeco, Inc.	1,200	30
H&R Real Estate Investment Trust REIT	800	12
Husky Energy, Inc.	1,498	23
Hydro One Ltd.	900	14
IGM Financial, Inc.	500	15
Imperial Oil Ltd.	1,156	38
Industrial Alliance Insurance & Financial Services, Inc.	600	23
Intact Financial Corp.	700	50
Inter Pipeline Ltd.	1,445	27
Keyera Corp.	900	25
Kinross Gold Corp. (e)	4,914	19
Linamar Corp.	300	13
Loblaw Cos., Ltd.	973	50
Magna International, Inc.	1,638	95
Manulife Financial Corp.	8,383	151
Methanex Corp.	500	35
Metro, Inc.	1,000	34
National Bank of Canada	1,300	62
Nutrien Ltd.	2,969	162
Onex Corp.	500	37
Open Text Corp.	1,000	35
Pembina Pipeline Corp.	2,258	78
Peyto Exploration & Development Corp.	800	6
Power Corp. of Canada	1,542	35
Power Financial Corp.	1,100	26
PrairieSky Royalty Ltd.	777	15
Restaurant Brands International, Inc.	1,000	60
RioCan Real Estate Investment Trust REIT	800	15

Rogers Communications, Inc., Class B	1,542	73
Royal Bank of Canada	6,167	464
Saputo, Inc.	1,100	37
Seven Generations Energy Ltd., Class A (e)	1,100	12
Shaw Communications, Inc., Class B	1,734	35
SmartCentres Real Estate Investment Trust REIT	400	9
SNC-Lavalin Group, Inc.	800	35
Sun Life Financial, Inc.	2,505	101
Suncor Energy, Inc.	7,088	288
Teck Resources Ltd., Class B	2,409	61
TELUS Corp.	900	32
Thomson Reuters Corp.	1,300	52
Toronto-Dominion Bank (The)	7,709	446
Tourmaline Oil Corp.	900	16
TransCanada Corp.	3,662	158
Trisura Group Ltd. (e)	27	1
Turquoise Hill Resources Ltd. (e)	4,240	12
Valeant Pharmaceuticals International, Inc. (e)	1,300	30
Vermilion Energy, Inc.	600	22
West Fraser Timber Co., Ltd.	400	28
Wheaton Precious Metals Corp.	1,831	40
Yamana Gold, Inc.	3,662	11
		5,826
China (0.0%)
Yum China Holdings, Inc.	636	25

Denmark (0.4%)
AP Moller - Maersk A/S Series A	16	19
AP Moller - Maersk A/S Series B	31	39
Carlsberg A/S Series B	55	6
Coloplast A/S Series B	67	7
Danske Bank A/S	3,389	106
DSV A/S	3,757	304
ISS A/S	1,840	63
Novo Nordisk A/S Series B	10,917	506
Novozymes A/S Series B	1,553	79
Vestas Wind Systems A/S	1,954	121
		1,250
Finland (0.2%)
Elisa Oyj	622	29
Fortum Oyj	1,901	45
Kone Oyj, Class B	1,466	75
Metso Oyj	490	16
Neste Oyj	568	45
Nokia Oyj	25,458	147
Nokian Renkaat Oyj	503	20
Orion Oyj, Class B	455	12
Sampo Oyj, Class A	1,940	95
Stora Enso Oyj, Class R	2,428	47
UPM-Kymmene Oyj	2,325	83
Wartsila Oyj Abp	1,947	38
		652
France (2.9%)
Accor SA	5,792	284
Aeroports de Paris (ADP)	329	74
Air Liquide SA	1,822	229

Airbus SE	2,498	292
Alstom SA	653	30
Amundi SA (c)	254	18
ArcelorMittal	2,814	83
Arkema SA	289	34
Atos SE	1,853	253
AXA SA	8,252	202
BioMerieux	178	16
BNP Paribas SA	4,777	297
Bollore SA	3,690	17
Bouygues SA	4,819	208
Bureau Veritas SA	1,127	30
Capgemini SE	3,344	450
Carrefour SA	2,421	39
Casino Guichard Perrachon SA	234	9
Cie de Saint-Gobain	5,879	263
Cie Generale des Etablissements Michelin SCA	727	89
CNP Assurances	719	16
Covivio REIT	142	15
Credit Agricole SA	4,819	64
Danone SA	2,579	189
Dassault Aviation SA	11	21
Dassault Systemes SE	556	78
Edenred	948	30
Eiffage SA	312	34
Electricite de France SA	2,431	33
Engie SA	7,847	120
Essilor International Cie Generale d’Optique SA	881	124
Eurazeo SA	192	15
Eurofins Scientific	48	27
Eutelsat Communications SA	748	16
Faurecia SA	318	23
Gecina SA REIT	202	34
Getlink	6,525	89
Hermes International	135	83
ICADE REIT	142	13
Iliad SA	111	18
Imerys SA	153	12
Ingenico Group SA	252	23
Ipsen SA	161	25
JCDecaux SA	315	11
Kering SA	324	183
Klepierre SA REIT	934	35
L’Oreal SA	1,077	266
Lagardere SCA	507	13
Legrand SA	1,126	83
LVMH Moet Hennessy Louis Vuitton SE	1,195	398
Natixis SA	4,019	29
Orange SA	8,468	142
Pernod Ricard SA	918	150
Peugeot SA	21,105	482
Publicis Groupe SA	884	61
Puma SE	27	16
Remy Cointreau SA	98	13
Renault SA	815	69
Rexel SA	5,579	80
Safran SA	1,417	172
Sanofi	4,747	381
Schneider Electric SE	2,415	201
SCOR SE	731	27
SEB SA	97	17

SES SA	1,554	28
Societe BIC SA	121	11
Societe Generale SA	3,250	137
Sodexo SA	391	39
STMicroelectronics N.V.	2,874	64
Suez	1,869	24
Teleperformance	248	44
Thales SA	455	59
TOTAL SA	10,018	611
Ubisoft Entertainment SA (e)	269	30
Unibail-Rodamco-Westfield REIT	423	93
Unibail-Rodamco-Westfield REIT CDI (e)	3,080	33
Valeo SA	1,017	56
Veolia Environnement SA	2,104	45
Vinci SA	8,419	810
Vivendi SA	4,390	108
Wendel SA	119	16
		9,056
Germany (2.0%)
1&1 Drillisch AG	229	13
Adidas AG	796	174
Allianz SE (Registered)	1,905	394
Axel Springer SE	209	15
BASF SE	3,917	375
Bayer AG (Registered)	3,534	389
Bayerische Motoren Werke AG	1,410	128
Bayerische Motoren Werke AG (Preference)	235	19
Beiersdorf AG	431	49
Brenntag AG	662	37
Commerzbank AG (e)	4,508	43
Continental AG	466	106
Covestro AG (c)	686	61
Daimler AG (Registered)	4,076	262
Deutsche Bank AG (Registered)	8,716	94
Deutsche Boerse AG	3,067	409
Deutsche Lufthansa AG (Registered)	1,009	24
Deutsche Post AG (Registered)	4,123	135
Deutsche Telekom AG (Registered) (e)	14,179	220
Deutsche Wohnen SE	1,505	73
E.ON SE	9,573	102
Evonik Industries AG	692	24
Fraport AG Frankfurt Airport Services Worldwide	767	74
Fresenius Medical Care AG & Co., KGaA	920	93
Fresenius SE & Co., KGaA	1,772	142
Fuchs Petrolub SE (Preference)	297	15
GEA Group AG	747	25
Hannover Rueck SE (Registered)	254	32
HeidelbergCement AG	645	54
Henkel AG & Co., KGaA	444	49
Henkel AG & Co., KGaA (Preference)	764	98
Hochtief AG	82	15
Hugo Boss AG	273	25
Infineon Technologies AG	4,979	127
Innogy SE (c)	610	26
K+S AG (Registered)	808	20
KION Group AG	304	22
LANXESS AG	390	30
Linde AG	799	191
MAN SE	149	17

Merck KGaA	550	54
METRO AG	762	9
MTU Aero Engines AG	221	42
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	659	139
OSRAM Licht AG	422	17
Porsche Automobil Holding SE (Preference)	654	42
ProSiebenSat.1 Media SE (Registered)	1,002	25
QIAGEN N.V. (e)	928	34
RTL Group SA	165	11
RWE AG	2,264	52
SAP SE	4,174	482
Schaeffler AG (Preference)	1,000	13
Siemens AG (Registered)	3,283	434
Symrise AG	530	46
Telefonica Deutschland Holding AG	3,188	13
thyssenKrupp AG	1,850	45
Uniper SE	858	26
United Internet AG (Registered)	521	30
Volkswagen AG	138	23
Volkswagen AG (Preference)	797	132
Vonovia SE	2,087	99
Wirecard AG	514	83
Zalando SE (c)(e)	481	27
		6,079
Greece (0.0%)
National Bank of Greece SA (e)	95	—	@

Hong Kong (0.7%)
AIA Group Ltd.	54,000	472
ASM Pacific Technology Ltd.	1,000	13
Bank of East Asia Ltd. (The)	5,702	23
BOC Hong Kong Holdings Ltd.	17,000	80
Cathay Pacific Airways Ltd.	5,000	8
CK Asset Holdings Ltd.	11,864	94
CK Hutchison Holdings Ltd.	11,864	126
CK Infrastructure Holdings Ltd.	3,500	26
CLP Holdings Ltd.	7,500	81
First Pacific Co., Ltd.	10,000	5
Galaxy Entertainment Group Ltd.	10,000	77
Hanergy Thin Film Power Group Ltd. (e)(f)(g)	42,000	—	@
Hang Lung Group Ltd.	4,000	11
Hang Lung Properties Ltd.	10,000	21
Hang Seng Bank Ltd.	3,500	88
Henderson Land Development Co., Ltd.	6,040	32
HK Electric Investments & HK Electric Investments Ltd. (c)	12,000	11
HKT Trust & HKT Ltd.	11,000	14
Hong Kong & China Gas Co., Ltd.	41,746	80
Hong Kong Exchanges & Clearing Ltd.	5,316	160
Hongkong Land Holdings Ltd.	5,200	37
Hysan Development Co., Ltd.	3,000	17
I-CABLE Communications Ltd. (e)	7,559	—	@
Jardine Matheson Holdings Ltd.	1,000	63
Kerry Properties Ltd.	3,000	14
Li & Fung Ltd.	26,000	10
Link REIT	10,033	92
Melco Resorts & Entertainment Ltd. ADR	800	22
MGM China Holdings Ltd.	4,000	9
MTR Corp., Ltd.	6,819	38

New World Development Co., Ltd.	28,367	40
NWS Holdings Ltd.	7,000	12
PCCW Ltd.	19,000	11
Power Assets Holdings Ltd.	6,000	42
Sands China Ltd.	10,800	58
Shangri-La Asia Ltd.	6,000	11
Sino Land Co., Ltd.	14,263	23
SJM Holdings Ltd.	9,000	11
Sun Hung Kai Properties Ltd.	6,504	98
Swire Pacific Ltd., Class A	2,500	27
Swire Properties Ltd.	5,150	19
Techtronic Industries Co., Ltd.	6,000	33
WH Group Ltd. (c)	36,000	29
Wharf Holdings Ltd. (The)	6,200	20
Wharf Real Estate Investment Co., Ltd.	6,200	44
Wheelock & Co., Ltd.	4,000	28
Wynn Macau Ltd.	7,200	23
Yue Yuen Industrial Holdings Ltd.	3,500	10
		2,263
Ireland (0.1%)
AIB Group PLC	3,434	19
Bank of Ireland Group PLC	3,902	30
CRH PLC	5,654	200
Kerry Group PLC, Class A	668	70
Paddy Power Betfair PLC	339	38
		357
Italy (0.6%)
Assicurazioni Generali SpA	5,238	88
Atlantia SpA	10,274	304
CNH Industrial N.V.	4,426	47
Davide Campari-Milano SpA	2,512	21
Enel SpA	34,836	194
Eni SpA	10,807	201
EXOR N.V.	460	31
Ferrari N.V.	529	72
Fiat Chrysler Automobiles N.V. (e)	4,587	87
Intesa Sanpaolo SpA	57,931	168
Leonardo SpA	1,745	17
Luxottica Group SpA	728	47
Mediobanca Banca di Credito Finanziario SpA	29,357	273
Poste Italiane SpA (c)	2,227	19
Prysmian SpA	882	22
Recordati SpA	449	18
Snam SpA	9,785	41
Telecom Italia SpA	25,645	17
Telecom Italia SpA (e)	48,672	36
Tenaris SA	2,020	37
Terna Rete Elettrica Nazionale SpA	6,075	33
UniCredit SpA	8,472	141
UnipolSai Assicurazioni SpA	4,206	9
		1,923
Netherlands (0.8%)
ABN AMRO Group N.V. CVA (c)	1,817	47
Aegon N.V.	7,530	45
AerCap Holdings N.V. (e)	600	33
Akzo Nobel N.V.	1,076	92

ALTICE EUROPE N.V., Class A (e)	2,318	10
ASML Holding N.V.	1,687	334
Boskalis Westminster	386	11
Coca-Cola European Partners PLC	1,451	59
Heineken Holding N.V.	492	47
Heineken N.V.	1,108	111
ING Groep N.V.	16,659	240
Koninklijke Ahold Delhaize N.V.	5,613	134
Koninklijke DSM N.V.	772	78
Koninklijke KPN N.V.	14,633	40
Koninklijke Philips N.V.	4,006	170
Koninklijke Vopak N.V.	298	14
NN Group	1,295	53
NXP Semiconductors (e)	1,500	164
Randstad N.V.	3,998	235
RELX N.V.	4,124	88
Unilever N.V. CVA	6,959	388
Wolters Kluwer N.V.	1,286	73
		2,466
New Zealand (0.0%)
Auckland International Airport Ltd.	4,487	21
Contact Energy Ltd.	3,355	13
Fletcher Building Ltd.	3,166	15
Mercury NZ Ltd.	3,250	8
Meridian Energy Ltd.	6,024	13
Ryman Healthcare Ltd.	1,773	14
Spark New Zealand Ltd.	8,402	21
		105
Norway (0.4%)
Akastor ASA (e)	1,833	4
Aker Solutions ASA (e)	1,833	13
DNB ASA	11,838	231
Equinor ASA	13,168	350
Kvaerner ASA (e)	1,677	3
Norsk Hydro ASA	13,781	83
Orkla ASA	10,248	90
REC Silicon ASA (e)	6,482	1
Seadrill Ltd. (e)	328	—	@
Subsea 7 SA	3,127	50
Telenor ASA	16,272	334
Yara International ASA	2,039	85
		1,244
Poland (0.0%)
Jeronimo Martins SGPS SA	2,885	42

Portugal (0.0%)
Galp Energia SGPS SA	2,692	51
Pharol SGPS SA (Registered) (e)	11,120	3
		54
South Africa (0.0%)
Old Mutual Ltd. (e)	20,416	41

Spain (0.6%)
ACS Actividades de Construccion y Servicios SA	1,046	42
Aena SME SA	287	52

Amadeus IT Group SA	1,871	148
Banco Bilbao Vizcaya Argentaria SA	28,301	201
Banco de Sabadell SA	22,722	38
Banco Santander SA	68,790	369
Bankia SA	4,264	16
Bankinter SA	2,873	28
CaixaBank SA	15,399	67
Enagas SA	972	28
Endesa SA	1,354	30
Ferrovial SA	2,106	43
Gas Natural SDG SA	1,504	40
Grifols SA	1,272	38
Iberdrola SA	24,544	190
Industria de Diseno Textil SA	4,624	158
International Consolidated Airlines Group SA	2,656	23
Mapfre SA	4,603	14
Red Electrica Corp., SA	1,857	38
Repsol SA	5,312	104
Siemens Gamesa Renewable Energy SA	1,036	14
Telefonica SA	19,332	164
		1,845
Sweden (0.5%)
Alfa Laval AB	1,300	31
Assa Abloy AB, Class B	4,433	94
Atlas Copco AB, Class A	2,942	86
Atlas Copco AB, Class B	1,714	45
Boliden AB	1,187	39
Electrolux AB, Class B	1,052	24
Epiroc AB (e)	4,656	47
Essity AB, Class B	2,703	67
Getinge AB, Class B	992	9
Hennes & Mauritz AB, Class B	4,087	61
Hexagon AB, Class B	1,132	63
Husqvarna AB, Class B	1,834	17
ICA Gruppen AB	349	11
Industrivarden AB, Class C	745	14
Investor AB, Class B	2,044	83
Kinnevik AB, Class B	1,053	36
L E Lundbergforetagen AB, Class B	340	10
Lundin Petroleum AB	820	26
Millicom International Cellular SA SDR	294	17
Nordea Bank AB	13,312	128
Sandvik AB	4,880	87
Securitas AB, Class B	1,371	23
Skandinaviska Enskilda Banken AB, Class A	6,697	64
Skanska AB, Class B	1,490	27
SKF AB, Class B	1,669	31
Svenska Handelsbanken AB, Class A	6,613	74
Swedbank AB, Class A	3,958	85
Swedish Match AB	793	39
Tele2 AB, Class B	1,568	18
Telefonaktiebolaget LM Ericsson, Class B	13,867	107
Telia Co., AB	11,358	52
Volvo AB, Class B	6,825	109
		1,624
Switzerland (1.6%)
ABB Ltd. (Registered)	15,395	337
Adecco Group AG (Registered)	4,949	294

Cie Financiere Richemont SA (Registered)	2,189	186
Credit Suisse Group AG (Registered) (e)	6,709	101
Geberit AG (Registered)	368	158
Givaudan SA (Registered)	41	93
Idorsia Ltd. (e)	434	12
Julius Baer Group Ltd. (e)	948	56
Kuehne & Nagel International AG (Registered)	301	45
LafargeHolcim Ltd. (Registered) (e)	1,737	84
LafargeHolcim Ltd. (Registered) (e)	140	7
Lonza Group AG (Registered) (e)	214	57
Nestle SA (Registered)	15,648	1,215
Novartis AG (Registered)	9,684	736
Roche Holding AG (Genusschein)	2,636	587
SGS SA (Registered)	24	64
Sonova Holding AG (Registered)	392	70
Swatch Group AG (The)	144	69
Swiss Re AG	549	48
Swisscom AG (Registered)	306	137
Transocean Ltd. (e)	1,334	18
UBS Group AG (Registered) (e)	12,506	194
Zurich Insurance Group AG	1,038	308
		4,876
United Kingdom (3.5%)
3i Group PLC	3,966	47
Admiral Group PLC	824	21
Anglo American PLC	5,531	124
Antofagasta PLC	1,637	21
Ashtead Group PLC	2,056	62
Associated British Foods PLC	1,456	53
AstraZeneca PLC	5,261	365
Auto Trader Group PLC	4,081	23
Aviva PLC	16,719	111
Babcock International Group PLC	1,027	11
BAE Systems PLC	12,995	111
Barclays PLC	70,501	176
Barratt Developments PLC	4,104	28
Berkeley Group Holdings PLC	530	26
BHP Billiton PLC	8,762	197
BP PLC	81,073	619
British American Tobacco PLC	9,338	472
British American Tobacco PLC ADR	802	40
British Land Co., PLC (The) REIT	4,017	36
BT Group PLC	34,869	100
Bunzl PLC	1,384	42
Burberry Group PLC	1,802	51
Capita PLC	2,719	6
Carnival PLC	807	46
Centrica PLC	22,530	47
Cobham PLC (e)	9,903	17
Coca-Cola HBC AG (e)	755	25
Compass Group PLC	6,509	139
ConvaTec Group PLC	5,702	16
Croda International PLC	542	34
DCC PLC	370	34
Diageo PLC	10,318	371
Direct Line Insurance Group PLC	5,688	26
Dixons Carphone PLC	3,964	10
easyJet PLC	648	14
Experian PLC	3,882	96

Ferguson PLC	1,009	82
Fresnillo PLC	919	14
G4S PLC	6,419	23
GKN PLC	7,278	42
GlaxoSmithKline PLC	20,374	411
Glencore PLC (e)	50,848	243
Hammerson PLC REIT	3,256	22
Hargreaves Lansdown PLC	1,071	28
Hikma Pharmaceuticals PLC	585	12
HSBC Holdings PLC	83,235	781
IMI PLC	1,130	17
Imperial Brands PLC	3,840	143
Inmarsat PLC	1,886	14
InterContinental Hotels Group PLC	752	47
International Game Technology PLC	210	5
Intertek Group PLC	670	51
Intu Properties PLC REIT	3,617	9
Investec PLC	2,746	19
ITV PLC	14,599	33
J Sainsbury PLC	6,749	29
Johnson Matthey PLC	787	38
Kingfisher PLC	9,066	35
Land Securities Group PLC REIT	3,058	39
Legal & General Group PLC	24,568	86
Lloyds Banking Group PLC	296,945	247
London Stock Exchange Group PLC	1,284	76
Marks & Spencer Group PLC	6,667	26
Mediclinic International PLC	1,516	10
Meggitt PLC	3,226	21
Merlin Entertainments PLC	2,964	15
Micro Focus International PLC	1,808	32
Micro Focus International PLC ADR	510	9
Mondi PLC	1,514	41
National Grid PLC	14,036	155
Next PLC	592	47
Paragon Offshore PLC (e)(g)	303	—
Pearson PLC	3,437	40
Persimmon PLC	1,257	42
Provident Financial PLC (e)	626	5
Prudential PLC	10,690	245
Quilter PLC (e)	6,805	13
Randgold Resources Ltd.	384	29
Reckitt Benckiser Group PLC	2,785	229
RELX PLC	4,415	95
Rio Tinto PLC	5,087	282
Rolls-Royce Holdings PLC (e)	6,891	90
Royal Bank of Scotland Group PLC (e)	14,691	50
Royal Dutch Shell PLC, Class A	18,547	643
Royal Dutch Shell PLC, Class B	15,534	556
Royal Mail PLC	3,672	24
RSA Insurance Group PLC	4,228	38
Sage Group PLC (The)	4,477	37
Schroders PLC	514	21
Segro PLC REIT	4,098	36
Severn Trent PLC	964	25
Shire PLC	3,737	210
Shire PLC ADR	235	40
Sky PLC	4,209	81
Smith & Nephew PLC	3,619	67
Smiths Group PLC	1,635	37
SSE PLC	4,143	74

St. James’s Place PLC	2,182	33
Standard Chartered PLC	13,663	125
Standard Life Aberdeen PLC	11,059	48
Tate & Lyle PLC	1,905	16
Taylor Wimpey PLC	13,393	32
Tesco PLC	33,556	114
Travis Perkins PLC	1,035	19
TUI AG	1,822	40
Unilever PLC	5,256	291
United Utilities Group PLC	2,785	28
Vodafone Group PLC	110,473	268
Weir Group PLC (The)	911	24
Whitbread PLC	753	39
Wm Morrison Supermarkets PLC	8,961	30
WPP PLC	5,276	83
		10,718
United States (21.5%)
3M Co.	779	153
Abbott Laboratories	3,141	192
AbbVie, Inc.	2,255	209
Abercrombie & Fitch Co., Class A	272	7
Accenture PLC, Class A	1,586	259
ACCO Brands Corp.	268	4
Adient PLC	251	12
Adobe Systems, Inc. (e)	1,610	393
Adtalem Global Education, Inc. (e)	25	1
Advance Auto Parts, Inc.	336	46
Advanced Micro Devices, Inc. (e)	1,339	20
AdvanSix, Inc. (e)	259	9
AES Corp.	373	5
Aetna, Inc.	1,017	187
Aflac, Inc.	654	28
Agilent Technologies, Inc.	996	62
Air Products & Chemicals, Inc.	358	56
Akamai Technologies, Inc. (e)	672	49
Alcoa Corp. (e)	317	15
Alexion Pharmaceuticals, Inc. (e)	663	82
Allegheny Technologies, Inc. (e)	474	12
Allegion PLC	337	26
Allergan PLC	336	56
Allstate Corp. (The)	311	28
Alphabet, Inc., Class A (e)	696	786
Alphabet, Inc., Class C (e)	801	894
Altice USA, Inc., Class A	965	16
Altria Group, Inc.	3,513	199
Amazon.com, Inc. (e)	795	1,351
AMC Networks, Inc., Class A (e)	25	2
Ameren Corp.	1,083	66
American Electric Power Co., Inc.	1,703	118
American Express Co.	1,643	161
American Tower Corp. REIT	1,617	233
Ameriprise Financial, Inc.	986	138
AmerisourceBergen Corp.	1,315	112
AMETEK, Inc.	475	34
Amgen, Inc.	1,939	358
Amphenol Corp., Class A	286	25
Anadarko Petroleum Corp.	997	73
Analog Devices, Inc.	1,629	156
Annaly Capital Management, Inc. REIT	1,060	11

Anthem, Inc.	801	191
Aon PLC	311	43
Apache Corp.	1,059	49
Apergy Corp. (e)	166	7
Apple, Inc.	19,577	3,624
Applied Materials, Inc.	2,611	121
Archer-Daniels-Midland Co.	1,000	46
Arconic, Inc.	656	11
AT&T, Inc.	19,818	636
Automatic Data Processing, Inc.	795	107
AutoZone, Inc. (e)	341	229
AvalonBay Communities, Inc. REIT	709	122
Avanos Medical, Inc.	253	14
Avery Dennison Corp.	776	79
Avon Products, Inc. (e)	2,649	4
Baker Hughes a GE Co.	1,645	54
Ball Corp.	753	27
Bank of America Corp.	28,409	801
Bank of New York Mellon Corp. (The)	3,903	210
Baxter International, Inc.	1,650	122
BB&T Corp.	2,369	119
Becton Dickinson & Co.	1,036	248
Bed Bath & Beyond, Inc.	721	14
Berkshire Hathaway, Inc., Class B (e)	321	60
Best Buy Co., Inc.	691	52
Biogen, Inc. (e)	757	220
BlackRock, Inc.	332	166
Boeing Co. (The)	1,270	426
Booking Holdings, Inc. (e)	369	748
Boston Properties, Inc. REIT	675	85
Boston Scientific Corp. (e)	3,989	130
Brighthouse Financial, Inc. (e)	25	1
Bristol-Myers Squibb Co.	2,954	163
Broadcom, Inc.	794	193
Brown-Forman Corp., Class B	69	3
Bunge Ltd.	315	22
CA, Inc.	765	27
California Resources Corp. (e)	261	12
Campbell Soup Co.	328	13
Capital One Financial Corp.	38,630	3,550
Cardinal Health, Inc.	1,062	52
CarMax, Inc. (e)	458	33
Carnival Corp.	794	45
Cars.com, Inc. (e)	235	7
Caterpillar, Inc.	1,571	213
CBRE Group, Inc., Class A (e)	1,916	91
CBS Corp., Class B	2,344	132
CDK Global, Inc.	469	30
Celanese Corp. Series A	327	36
Celgene Corp. (e)	2,069	164
CenterPoint Energy, Inc.	1,661	46
CenturyLink, Inc.	1,432	27
Cerner Corp. (e)	1,023	61
CF Industries Holdings, Inc.	928	41
CH Robinson Worldwide, Inc.	364	30
Charles Schwab Corp. (The)	2,312	118
Charter Communications, Inc., Class A (e)	701	206
Chemours Co. (The)	348	15
Chesapeake Energy Corp. (e)	1,664	9
Chevron Corp.	3,454	437
Chipotle Mexican Grill, Inc. (e)	331	143

Chubb Ltd.	275	35
Cigna Corp.	1,069	182
Cintas Corp.	665	123
Cisco Systems, Inc.	15,825	681
CIT Group, Inc.	783	39
Citigroup, Inc.	5,797	388
Citrix Systems, Inc. (e)	693	73
Cleveland-Cliffs, Inc. (e)	256	2
Clorox Co. (The)	491	66
CME Group, Inc.	321	53
CNX Resources Corp. (e)	965	17
Coca-Cola Co. (The)	10,583	464
Cognizant Technology Solutions Corp., Class A	1,864	147
Colgate-Palmolive Co.	3,209	208
Comcast Corp., Class A	11,962	392
Comerica, Inc.	328	30
Conagra Brands, Inc.	1,116	40
Concho Resources, Inc. (e)	343	47
Conduent, Inc. (e)	315	6
ConocoPhillips	2,549	177
CONSOL Energy, Inc. (e)	72	3
Consolidated Edison, Inc.	1,000	78
Constellation Brands, Inc., Class A	337	74
Corning, Inc.	1,669	46
Costco Wholesale Corp.	2,212	462
Crimson Wine Group Ltd. (e)	358	3
Crown Castle International Corp. REIT	976	105
Crown Holdings, Inc. (e)	275	12
CSX Corp.	2,545	162
Cummins, Inc.	737	98
CVS Health Corp.	721	46
Danaher Corp.	290	29
Darden Restaurants, Inc.	296	32
DaVita, Inc. (e)	663	46
Deere & Co.	1,096	153
Dell Technologies, Inc., Class V (e)	729	62
Denbury Resources, Inc. (e)	360	2
Devon Energy Corp.	805	35
Diamond Offshore Drilling, Inc. (e)	51	1
Discover Financial Services	50,367	3,546
Discovery, Inc., Class A (e)	773	21
Discovery, Inc., Class C (e)	1,590	41
Dollar General Corp.	299	29
Dollar Tree, Inc. (e)	321	27
Dominion Energy, Inc.	1,945	133
Donnelley Financial Solutions, Inc. (e)	363	6
Dover Corp.	332	24
DowDuPont, Inc.	2,080	137
Dr Pepper Snapple Group, Inc.	352	43
DTE Energy Co.	729	76
Duke Energy Corp.	1,896	150
Dun & Bradstreet Corp. (The)	362	44
DXC Technology Co.	299	24
Eastman Chemical Co.	462	46
Eaton Corp., PLC	1,054	79
eBay, Inc. (e)	2,745	100
Ecolab, Inc.	711	100
Edison International	1,590	101
Edwards Lifesciences Corp. (e)	327	48
Eli Lilly & Co.	1,708	146
Emerson Electric Co.	1,897	131

Engility Holdings, Inc. (e)	21	1
Entergy Corp.	662	53
EOG Resources, Inc.	1,676	209
EQT Corp.	310	17
Equifax, Inc.	705	88
Equity Residential REIT	1,107	70
ESC Seventy Seven (e)(g)	275	—
Estee Lauder Cos., Inc. (The), Class A	1,112	159
Exelon Corp.	2,603	111
Expedia Group, Inc.	337	40
Expeditors International of Washington, Inc.	323	24
Express Scripts Holding Co. (e)	2,332	180
Exxon Mobil Corp.	8,393	694
Fastenal Co.	796	38
FedEx Corp.	731	166
Fidelity National Information Services, Inc.	237	25
Fifth Third Bancorp	3,172	91
First Solar, Inc. (e)	326	17
FirstEnergy Corp.	1,092	39
Fiserv, Inc. (e)	1,266	94
Flowserve Corp.	360	15
Fluor Corp.	297	14
FMC Corp.	327	29
Ford Motor Co.	3,507	39
Fortive Corp.	310	24
Four Corners Property Trust, Inc. REIT	325	8
Franklin Resources, Inc.	1,270	41
Freeport-McMoRan, Inc.	947	16
Frontier Communications Corp.	370	2
GameStop Corp., Class A	474	7
Gannett Co., Inc.	281	3
Gap, Inc. (The)	733	24
General Dynamics Corp.	478	89
General Electric Co.	7,836	107
General Mills, Inc.	1,736	77
Genuine Parts Co.	237	22
GGP, Inc. REIT	483	10
Gilead Sciences, Inc.	3,172	225
Goldman Sachs Group, Inc. (The)	1,744	385
H&R Block, Inc.	1,287	29
Halliburton Co.	2,317	104
Harris Corp.	19	3
Hartford Financial Services Group, Inc. (The)	336	17
Hasbro, Inc.	290	27
HCP, Inc. REIT	707	18
Helmerich & Payne, Inc.	326	21
Henry Schein, Inc. (e)	865	63
Hershey Co. (The)	316	29
Hess Corp.	686	46
Hewlett Packard Enterprise Co.	3,998	58
Hologic, Inc. (e)	733	29
Home Depot, Inc. (The)	469	91
Honeywell International, Inc.	1,699	245
Host Hotels & Resorts, Inc. REIT	2,981	63
HP, Inc.	3,998	91
Humana, Inc.	279	83
Huntington Bancshares, Inc.	275	4
Huntington Ingalls Industries, Inc.	51	11
IHS Markit Ltd. (e)	1,085	56
ILG, Inc.	479	16
Illinois Tool Works, Inc.	1,067	148

Illumina, Inc. (e)	311	87
Ingersoll-Rand PLC	284	25
Ingevity Corp. (e)	36	3
Intel Corp.	6,728	334
Intercontinental Exchange, Inc.	1,591	117
International Business Machines Corp.	2,748	384
International Flavors & Fragrances, Inc.	337	42
International Paper Co.	301	16
Interpublic Group of Cos., Inc. (The)	1,901	45
Intuit, Inc.	1,083	221
Intuitive Surgical, Inc. (e)	1,017	487
Invesco Ltd.	1,633	43
Iron Mountain, Inc. REIT	1,060	37
ITT, Inc.	260	14
Jabil, Inc.	263	7
Jacobs Engineering Group, Inc.	301	19
Janus Henderson Group PLC	52	2
JB Hunt Transport Services, Inc.	336	41
JBG SMITH Properties REIT	232	8
JC Penney Co., Inc. (e)	120	—	@
Jefferies Financial Group, Inc.	1,023	23
JM Smucker Co. (The)	342	37
Johnson & Johnson	5,124	622
Johnson Controls International PLC	992	33
JPMorgan Chase & Co.	14,313	1,491
Juniper Networks, Inc.	1,951	53
KBR, Inc.	311	6
Kellogg Co.	737	51
KeyCorp	3,922	77
Keysight Technologies, Inc. (e)	270	16
Kimberly-Clark Corp.	1,606	169
Kimco Realty Corp. REIT	1,029	17
KLA-Tencor Corp.	727	75
Knowles Corp. (e)	277	4
Kohl’s Corp.	759	55
Kraft Heinz Co. (The)	1,011	64
Kroger Co. (The)	4,544	129
L Brands, Inc.	955	35
L3 Technologies, Inc.	237	46
Laboratory Corp. of America Holdings (e)	317	57
Lam Research Corp.	311	54
Lamb Weston Holdings, Inc.	473	32
Las Vegas Sands Corp.	732	56
Legg Mason, Inc.	958	33
Liberty Global PLC, Class A (e)	1,048	29
Liberty Global PLC Series C (e)	1,845	49
Liberty Latin America Ltd., Class A (e)	297	6
Liberty Latin America Ltd., Class C (e)	248	5
Liberty Property Trust REIT	300	13
Lockheed Martin Corp.	328	97
Loews Corp.	348	17
LogMeIn, Inc.	268	28
Lowe’s Cos., Inc.	2,523	241
LSC Communications, Inc.	363	6
LyondellBasell Industries N.V., Class A	305	33
M&T Bank Corp.	286	49
Macerich Co. (The) REIT	367	21
Macy’s, Inc.	289	11
Mallinckrodt PLC (e)	331	6
ManpowerGroup, Inc.	686	59
Marathon Oil Corp.	1,428	30

Marathon Petroleum Corp.	1,638	115
Marriott International, Inc., Class A	1,027	130
Marriott Vacations Worldwide Corp.	474	54
Marsh & McLennan Cos., Inc.	348	29
Marvell Technology Group Ltd.	1,105	24
Mastercard, Inc., Class A	3,475	683
Mattel, Inc.	707	12
Maxim Integrated Products, Inc.	695	41
McDonald’s Corp.	1,862	292
McKesson Corp.	754	101
Medtronic PLC	3,141	269
Merck & Co., Inc.	5,802	352
MetLife, Inc.	317	14
MGM Resorts International	1,041	30
Microchip Technology, Inc.	279	25
Micron Technology, Inc. (e)	1,945	102
Microsoft Corp.	13,871	1,368
Molson Coors Brewing Co., Class B	659	45
Mondelez International, Inc., Class A	2,954	121
Moody’s Corp.	389	66
Mosaic Co. (The)	743	21
Motorola Solutions, Inc.	660	77
Murphy Oil Corp.	473	16
Murphy USA, Inc. (e)	270	20
Mylan N.V. (e)	965	35
Nasdaq, Inc.	973	89
National Oilwell Varco, Inc.	1,632	71
Navient Corp.	1,900	25
NetApp, Inc.	1,269	100
Netflix, Inc. (e)	800	313
NetScout Systems, Inc. (e)	2,528	75
New York Community Bancorp, Inc.	1,684	19
Newfield Exploration Co. (e)	306	9
Newmont Mining Corp.	1,064	40
News Corp., Class A	1,543	24
News Corp., Class B	360	6
NextEra Energy, Inc.	1,053	176
NIKE, Inc., Class B	2,363	188
NiSource, Inc.	53	1
Noble Corp., PLC (e)	248	2
Noble Energy, Inc.	1,010	36
Nordstrom, Inc.	320	17
Norfolk Southern Corp.	1,591	240
Northern Trust Corp.	27	3
Northrop Grumman Corp.	300	92
NOW, Inc. (e)	363	5
Nucor Corp.	315	20
nVent Electric PLC (e)	301	8
NVIDIA Corp.	1,402	332
O’Reilly Automotive, Inc. (e)	287	79
Occidental Petroleum Corp.	2,592	217
Omnicom Group, Inc.	981	75
ONE Gas, Inc.	480	36
ONEOK, Inc.	1,055	74
Oracle Corp.	8,506	375
Owens-Illinois, Inc. (e)	286	5
PACCAR, Inc.	1,001	62
Patterson Cos., Inc.	290	7
Paychex, Inc.	780	53
PayPal Holdings, Inc. (e)	2,745	229
Pentair PLC	301	13

People’s United Financial, Inc.	332	6
PepsiCo, Inc.	2,526	275
Perrigo Co., PLC	327	24
Perspecta, Inc.	149	3
Pfizer, Inc.	10,655	387
PG&E Corp.	1,060	45
Philip Morris International, Inc.	2,980	241
Phillips 66	1,644	185
Pioneer Natural Resources Co.	277	52
Pitney Bowes, Inc.	999	9
PNC Financial Services Group, Inc. (The)	1,690	228
PPG Industries, Inc.	312	32
PPL Corp.	1,685	48
Praxair, Inc.	760	120
Procter & Gamble Co. (The)	7,096	554
Progressive Corp. (The)	343	20
ProLogis, Inc. REIT	1,640	108
Prudential Financial, Inc.	311	29
Public Service Enterprise Group, Inc.	1,603	87
Public Storage REIT	1,051	238
QEP Resources, Inc. (e)	458	6
QUALCOMM, Inc.	4,350	244
Quality Care Properties, Inc. REIT (e)	291	6
Quest Diagnostics, Inc.	317	35
Ralph Lauren Corp.	38	5
Range Resources Corp.	659	11
Rayonier Advanced Materials, Inc.	351	6
Rayonier, Inc. REIT	360	14
Raytheon Co.	321	62
Regency Centers Corp. REIT	337	21
Regions Financial Corp.	5,525	98
Republic Services, Inc.	1,011	69
Robert Half International, Inc.	786	51
Rockwell Automation, Inc.	789	131
Rockwell Collins, Inc.	295	40
Roper Technologies, Inc.	341	94
Ross Stores, Inc.	1,071	91
Royal Caribbean Cruises Ltd.	801	83
RR Donnelley & Sons Co.	353	2
S&P Global, Inc.	975	199
Sabra Health Care, Inc. REIT	358	8
salesforce.com, Inc. (e)	1,705	233
Schlumberger Ltd.	4,362	292
Sealed Air Corp.	467	20
Sempra Energy	1,015	118
Sherwin-Williams Co. (The)	51	21
Simon Property Group, Inc. REIT	1,706	290
SLM Corp. (e)	1,718	20
Southern Co. (The)	2,308	107
Southwest Airlines Co.	341	17
Southwestern Energy Co. (e)	1,022	5
Sprint Corp. (e)	8,300	45
Stanley Black & Decker, Inc.	342	45
Starbucks Corp.	3,175	155
State Street Corp.	1,018	95
Stericycle, Inc. (e)	290	19
Stryker Corp.	1,018	172
SunTrust Banks, Inc.	1,807	119
Symantec Corp.	2,363	49
Synchrony Financial	101,031	3,372
Sysco Corp.	2,522	172

T Rowe Price Group, Inc.	1,088	126
T-Mobile US, Inc. (e)	242	14
Tapestry, Inc.	780	36
Target Corp.	895	68
TE Connectivity Ltd.	1,080	97
TechnipFMC PLC	981	31
TEGNA, Inc.	275	3
Tenet Healthcare Corp. (e)	299	10
Texas Instruments, Inc.	3,996	441
Textron, Inc.	738	49
Thermo Fisher Scientific, Inc.	1,083	224
Tiffany & Co.	344	45
TJX Cos., Inc. (The)	1,568	149
Travelers Cos., Inc. (The)	300	37
TripAdvisor, Inc. (e)	337	19
Twenty-First Century Fox, Inc., Class A	5,740	285
Twenty-First Century Fox, Inc., Class B	1,047	52
Tyson Foods, Inc., Class A	1,054	73
Union Pacific Corp.	1,692	240
United Parcel Service, Inc., Class B	1,355	144
United States Steel Corp.	480	17
United Technologies Corp.	1,059	132
UnitedHealth Group, Inc.	1,912	469
Urban Edge Properties REIT	326	7
Urban Outfitters, Inc. (e)	363	16
US Bancorp	5,436	272
Valero Energy Corp.	1,415	157
Varex Imaging Corp. (e)	284	11
Varian Medical Systems, Inc. (e)	290	33
Vectrus, Inc. (e)	15	—	@
Ventas, Inc. REIT	316	18
Verisk Analytics, Inc. (e)	955	103
Veritiv Corp. (e)	17	1
Verizon Communications, Inc.	20,946	1,054
Versum Materials, Inc.	296	11
Vertex Pharmaceuticals, Inc. (e)	311	53
VF Corp.	1,098	89
Viacom, Inc., Class B	1,520	46
Visa, Inc., Class A	4,503	596
Vornado Realty Trust REIT	317	23
Walgreens Boots Alliance, Inc.	3,907	234
Walmart, Inc.	7,828	670
Walt Disney Co. (The)	3,695	387
Washington Prime Group, Inc. REIT	991	8
Waste Management, Inc.	1,591	129
Waters Corp. (e)	327	63
Weatherford International PLC (e)	1,561	5
WEC Energy Group, Inc.	1,021	66
Wells Fargo & Co.	14,615	810
Welltower, Inc. REIT	290	18
Western Digital Corp.	358	28
Western Union Co. (The)	1,900	39
WestRock Co.	294	17
Weyerhaeuser Co. REIT	1,305	48
Williams Cos., Inc. (The)	2,898	79
Worldpay, Inc., Class A (e)	590	48
WPX Energy, Inc. (e)	1,498	27
WW Grainger, Inc.	468	144
Wyndham Destinations, Inc.	317	14
Wyndham Hotels & Resorts, Inc.	317	19
Wynn Resorts Ltd.	311	52

Xcel Energy, Inc.	1,647	75
Xerox Corp.	691	17
Xilinx, Inc.	725	47
Xylem, Inc.	751	51
Yum! Brands, Inc.	1,011	79
Zimmer Biomet Holdings, Inc.	749	83
Zions Bancorporation	328	17
Zoetis, Inc.	3,225	275
		66,663
Total Common Stocks (Cost $97,790)		122,038

	No. of Rights
Rights (0.0%)
Italy (0.0%)
Intesa Sanpaolo SpA (e)	57,931	—

Spain (0.0%)
ACS Actividades de Construccion y Servicios SA (e)	1,046	1
Repsol SA (e)	5,312	3
		4
Total Rights (Cost $4)		4

No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA, expires 2/21/22 (e) (Cost $—)	59	—	@

	Shares	Value (000)
Short-Term Investments (7.0%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $15,106)	15,105,851	15,106

	Face Amount (000)	Value (000)
U.S. Treasury Securities (2.1%)
U.S. Treasury Bills,
2.01%, 11/1/18 (i)(j)	$50	50
2.02%, 11/1/18 (i)(j)	6,082	6,041
2.03%, 11/1/18 (i)(j)	488	485
U.S. Treasury Securities (Cost $6,575)		6,576
Total Short-Term Investments (Cost $21,681)		21,682

Total Investments (99.5%) (Cost $287,612) (k)(l)(m)	309,202
Other Assets in Excess of Liabilities (0.5%)	1,528
Net Assets (100.0%)	$310,730

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Security is subject to delayed delivery.

(b)                                 Floating or Variable rate securities: The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2018.

(e)                                  Non-income producing security.

(f)                                   Security has been deemed illiquid at June 30, 2018.

(g)                                  At June 30, 2018, the Fund held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(h)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2018, advisory fees paid were reduced by approximately $28,000 relating to the Fund’s investment in the Liquidity Funds.

(i)                                     Rate shown is the yield to maturity at June 30, 2018.

(j)                                    All or a portion of the security was pledged to cover margin requirements for swap agreements.

(k)                                 Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.

(l)                                     The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

(m)                             At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $35,697,000 and the aggregate gross unrealized depreciation is approximately $17,138,000, resulting in net unrealized appreciation of approximately $18,559,000.

@                                    Value is less than $500.

ADR                     American Depositary Receipt.

CDI                         CHESS Depositary Interest.

CVA                     Certificaten Van Aandelen.

IO                                  Interest Only.

LIBOR        London Interbank Offered Rate.

MTN                   Medium Term Note.

OAT                      Obligations Assimilables du Trésor (French Treasury Obligation).

OFZ                        Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

REIT                  Real Estate Investment Trust.

REMIC     Real Estate Mortgage Investment Conduit.

SDR                       Swedish Depositary Receipt.

TBA                      To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	2,372		$1,832	7/12/18	$76
Australia and New Zealand Banking Group		$917	GBP	649	7/12/18	(60)
Bank of America NA	EUR	163		$198	7/12/18	7
Bank of America NA	EUR	758		$915	7/12/18	29
Bank of America NA	JPY	7,585		$70	7/12/18	2
Bank of America NA	MXN	24,379		$1,304	7/12/18	78
Bank of America NA	MXN	569		$27	7/12/18	(1)
Bank of America NA	MXN	7,135		$365	7/12/18	6
Bank of America NA	NZD	819		$595	7/12/18	40
Bank of America NA	PLN	1,451		$409	7/12/18	22
Bank of America NA	PLN	1,222		$344	7/12/18	17
Bank of America NA	RUB	48,383		$785	7/12/18	15
Bank of America NA		$14	AUD	19	7/12/18	(—@ )
Bank of America NA		$234	AUD	310	7/12/18	(5)
Bank of America NA		$28	AUD	37	7/12/18	(—@ )
Bank of America NA		$742	CAD	945	7/12/18	(23)
Bank of America NA		$190	CHF	183	7/12/18	(5)
Bank of America NA		$815	EUR	688	7/12/18	(11)
Bank of America NA		$3	EUR	3	7/12/18	(—@ )
Bank of America NA		$132	JPY	14,329	7/12/18	(2)
Bank of America NA		$449	PLN	1,510	7/12/18	(45)
Barclays Bank PLC		$192	EUR	163	7/12/18	(1)
Barclays Bank PLC		$1,795	KRW	1,911,008	7/12/18	(80)
BNP Paribas SA		$4	EUR	3	7/12/18	(—@ )
Citibank NA		$311	CHF	309	7/12/18	1
Goldman Sachs International	PLN	1,231		$343	7/12/18	14
Goldman Sachs International	PLN	1,233		$347	7/12/18	18
Goldman Sachs International		$4,500	EUR	3,626	7/12/18	(263)
Goldman Sachs International		$58	MXN	1,193	7/12/18	2
JPMorgan Chase Bank NA	CAD	68	$53		7/12/18	1
JPMorgan Chase Bank NA	EUR	574	$672		7/12/18	1
JPMorgan Chase Bank NA	NZD	532	$371		7/12/18	11
JPMorgan Chase Bank NA	NZD	535	$374		7/12/18	11
JPMorgan Chase Bank NA	RUB	21,520	$337		7/12/18	(6)
JPMorgan Chase Bank NA		$82	EUR	70	7/12/18	— @
JPMorgan Chase Bank NA		$52	EUR	45	7/12/18	(—@ )
JPMorgan Chase Bank NA		$499	EUR	426	7/12/18	(1)
JPMorgan Chase Bank NA		$1,830	JPY	195,496	7/12/18	(64)
JPMorgan Chase Bank NA		$322	JPY	35,000	7/12/18	(6)
JPMorgan Chase Bank NA		$656	PLN	2,398	7/12/18	(16)
Royal Bank of Canada	CAD	841	$666		7/12/18	26
Royal Bank of Canada	EUR	84	$100		7/12/18	1
Royal Bank of Canada		$113	DKK	680	7/12/18	(7)
Royal Bank of Canada		$9	GBP	7	7/12/18	(—@ )
Royal Bank of Canada		$27	MXN	569	7/12/18	1
Royal Bank of Canada		$442	SEK	3,694	7/12/18	(30)
State Street Bank and Trust Co.		$350	IDR	4,866,324	7/12/18	(10)
UBS AG	MYR	21	$5		7/12/18	— @
UBS AG	PLN	1,200	$326		7/12/18	6
UBS AG		$261	CHF	260	7/12/18	2
UBS AG		$13	EUR	10	7/12/18	(—@ )

UBS AG		$15		GBP	11		7/12/18	(—@ )
UBS AG		$53		JPY	5,823		7/12/18	(—@ )
UBS AG		$5		NOK	40		7/12/18	(—@ )
UBS AG		$1,243		NOK	9,661		7/12/18	(57)
UBS AG		$260		SGD	340		7/12/18	(10)
UBS AG		$400		THB	12,474		7/12/18	(24)
JPMorgan Chase Bank NA	INR	54,529			$795		9/19/18	6
Bank of America NA	CHF	374			$380		9/20/18	(—@ )
Bank of America NA	CNH	5,767			$884		9/20/18	17
Bank of America NA	EUR	121			$141		9/20/18	(1)
Bank of America NA	PLN	3,194			$857		9/20/18	4
Bank of America NA	PLN	2,372			$633		9/20/18	(1)
Bank of America NA		$—	@	CHF	—	@	9/20/18	— @
Bank of Montreal	AUD	58			$43		9/20/18	(—@ )
Bank of Montreal	HUF	42,609			$153		9/20/18	1
Bank of Montreal	JPY	83,002			$760		9/20/18	7
Barclays Bank PLC	AUD	742			$546		9/20/18	(3)
Barclays Bank PLC	AUD	412			$305		9/20/18	(—@ )
Barclays Bank PLC	EUR	5,535			$6,444		9/20/18	(58)
Barclays Bank PLC	GBP	295			$391		9/20/18	(—@ )
Barclays Bank PLC		$8,263		GBP	6,248		9/20/18	11
Barclays Bank PLC		$19		SGD	26		9/20/18	(—@ )
BNP Paribas SA	CAD	7,969			$6,014		9/20/18	(56)
BNP Paribas SA	JPY	62,474			$572		9/20/18	5
BNP Paribas SA		$4,507		RUB	283,478		9/20/18	(29)
Citibank NA	AUD	741			$546		9/20/18	(3)
Citibank NA	CAD	509			$384		9/20/18	(4)
Citibank NA	CLP	543,609			$856		9/20/18	24
Citibank NA	CZK	7,777			$350		9/20/18	(1)
Citibank NA	CZK	18,068			$896		9/20/18	80
Citibank NA	CZK	8,752			$428		9/20/18	33
Citibank NA	EUR	2,992			$3,484		9/20/18	(31)
Citibank NA	EUR	14,427			$17,909		9/20/18	961
Citibank NA	EUR	188			$229		9/20/18	9
Citibank NA	EUR	271			$319		9/20/18	— @
Citibank NA	ILS	502			$139		9/20/18	1
Citibank NA	JPY	80,573			$738		9/20/18	6
Citibank NA	KRW	995,818			$922		9/20/18	26
Citibank NA	THB	28,274			$861		9/20/18	5
Citibank NA		$540		CZK	11,888		9/20/18	(3)
Citibank NA		$17,948		CZK	369,164		9/20/18	(1,282)
Citibank NA		$229		CZK	4,794		9/20/18	(12)
Citibank NA		$589		EUR	467		9/20/18	(40)
Citibank NA		$303		EUR	244		9/20/18	(16)
Citibank NA		$397		EUR	318		9/20/18	(23)
Citibank NA		$2,355		GBP	1,781		9/20/18	3
Citibank NA		$2,899		SEK	25,761		9/20/18	(6)
Citibank NA		$2,385		TRY	11,729		9/20/18	84
Commonwealth Bank of Australia	EUR	2,044			$2,380		9/20/18	(21)
Commonwealth Bank of Australia	NZD	19			$13		9/20/18	— @
Commonwealth Bank of Australia		$59		GBP	45		9/20/18	— @
Credit Suisse International	EUR	1,419			$1,652		9/20/18	(15)
Goldman Sachs International	AUD	5,672			$4,179		9/20/18	(20)
Goldman Sachs International	BRL	3,515			$934		9/20/18	35
Goldman Sachs International	EUR	3,901			$4,542		9/20/18	(41)
Goldman Sachs International	EUR	383			$450		9/20/18	— @
Goldman Sachs International	HKD	4,974			$634		9/20/18	(—@ )
Goldman Sachs International	HKD	3,571			$456		9/20/18	(—@ )
Goldman Sachs International	HUF	158,161			$569		9/20/18	6
Goldman Sachs International	IDR	9,619,971			$684		9/20/18	20
Goldman Sachs International	IDR	2,680,464			$190		9/20/18	5

Goldman Sachs International		$721	GBP	545	9/20/18	1
Goldman Sachs International	ZAR	12,317		$883	9/20/18	(5)
JPMorgan Chase Bank NA	AUD	2,357		$1,736	9/20/18	(8)
JPMorgan Chase Bank NA	JPY	111,812		$1,024	9/20/18	9
JPMorgan Chase Bank NA	JPY	25,313		$230	9/20/18	(—@ )
JPMorgan Chase Bank NA	NOK	17,338		$2,119	9/20/18	(17)
JPMorgan Chase Bank NA	TWD	23,216		$781	9/20/18	15
JPMorgan Chase Bank NA		$121	CHF	119	9/20/18	1
JPMorgan Chase Bank NA		$343	EUR	293	9/20/18	1
JPMorgan Chase Bank NA		$297	GBP	225	9/20/18	— @
JPMorgan Chase Bank NA		$206	JPY	22,522	9/20/18	(1)
JPMorgan Chase Bank NA		$3,376	MXN	70,528	9/20/18	132
JPMorgan Chase Bank NA		$187	MXN	3,773	9/20/18	1
JPMorgan Chase Bank NA		$369	ZAR	5,126	9/20/18	1
JPMorgan Chase Bank NA	ZAR	4,812		$345	9/20/18	(2)
State Street Bank and Trust Co.	AUD	2,479		$1,826	9/20/18	(9)
State Street Bank and Trust Co.	DKK	165		$26	9/20/18	(—@ )
State Street Bank and Trust Co.	EUR	102		$119	9/20/18	(1)
UBS AG	AUD	6,231		$4,591	9/20/18	(22)
UBS AG	CAD	507		$383	9/20/18	(4)
UBS AG	CAD	285		$217	9/20/18	(—@ )
UBS AG	DKK	1,061		$166	9/20/18	(2)
UBS AG	ILS	1,376		$380	9/20/18	2
UBS AG	JPY	21,919		$201	9/20/18	2
UBS AG		$5,350	TRY	26,313	9/20/18	189
UBS AG		$248	TRY	1,177	9/20/18	(—@ )
Goldman Sachs International	BRL	45,584		$11,807	5/16/19	390
Goldman Sachs International	BRL	16,437		$4,245	5/16/19	128
Goldman Sachs International	BRL	18,177		$4,701	5/16/19	148
Goldman Sachs International	BRL	1,318		$331	5/16/19	1
Goldman Sachs International		$697	BRL	2,713	5/16/19	(17)
JPMorgan Chase Bank NA	CNH	78,826		$11,815	6/20/19	67
JPMorgan Chase Bank NA	CNH	1,251		$186	6/20/19	(—@ )

						$343

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro Stoxx 50 (Germany)	123	Sep-18	1	$4,871	$(107)
German Euro BOBL (Germany)	23	Sep-18	2,300	3,550	13
MSCI Emerging Market E Mini (United States)	11	Sep-18	1	585	1
MSCI Singapore Free Index (Singapore)	28	Jul-18	3	752	6
NIKKEI 225 Index (Japan)	24	Sep-18	12	2,409	(32)
S&P 500 E Mini Index (United States)	347	Sep-18	17	47,220	(960)
TOPIX Index (Japan)	33	Sep-18	330	5,158	(120)
U.S. Treasury 10 yr. Note (United States)	13	Sep-18	1,300	1,562	3
U.S. Treasury 10 yr. Ultra Long Bond (United States)	46	Sep-18	4,600	5,899	16
U.S. Treasury 2 yr. Note (United States)	45	Sep-18	9,000	9,532	5
U.S. Treasury 30 yr. Bond (United States)	1	Sep-18	100	145	3

U.S. Treasury Ultra Bond (United States)	17	Sep-18	1,700	2,712	47
Short:
Brent Crude Future (United Kingdom)	2	Jul-18	(2)	(158)	(6)
Copper Future (United States)	61	Sep-18	(1,525)	(4,523)	62
German Euro Bund (Germany)	40	Sep-18	(4,000)	(7,593)	(72)
Hang Seng China Enterprises Index (Hong Kong)	112	Jul-18	(6)	(7,758)	35
U.S. Treasury 10 yr. Note (United States)	3	Sep-18	(300)	(361)	(—@ )
U.S. Treasury 10 yr. Ultra Long Bond (United States)	1	Sep-18	(100)	(128)	(2)
U.S. Treasury 5 yr. Note (United States)	48	Sep-18	(4,800)	(5,454)	(23)

					$(1,131)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW	1,400,000	$(37)	$—		$(37)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/ Monthly	10/21/19	MXN	86,921	(54)	—		(54)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/ Monthly	10/21/19		90,721	(53)	—		(53)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/ Monthly	10/21/19		87,231	(51)	—		(51)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/ Monthly	12/5/19		87,188	(35)	—		(35)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/ Monthly	12/5/19		90,094	(36)	—		(36)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.64	Monthly/ Monthly	12/5/19		85,437	(33)	—		(33)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/ Monthly	12/19/19		139,558	(14)	—		(14)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/ Monthly	12/19/19		113,614	(49)	—		(49)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/ Monthly	12/20/19		88,430	(8)	—		(8)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.08	Monthly/ Monthly	12/20/19		75,802	(6)	—		(6)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.07	Monthly/ Monthly	12/25/19		67,319	(6)	—		(6)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.09	Monthly/ Monthly	12/26/19		117,228	(8)	—		(8)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.10	Monthly/ Monthly	12/26/19		117,229	(7)	—		(7)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/ Monthly	12/27/19		125,871	(11)	—		(11)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.71	Monthly/ Monthly	4/23/20		26,774	(10)	—	@	(10)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.90	Monthly/ Monthly	5/25/20		33,237	(7)	—	@	(7)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.94	Monthly/ Monthly	12/9/27		24,188	6	—		6

Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.95	Monthly/ Monthly	12/9/27		32,125	8	—		8
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.00	Monthly/ Monthly	12/10/27		20,421	1	—		1
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.01	Monthly/ Monthly	12/10/27		42,535	1	—		1
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.02	Monthly/ Monthly	12/10/27		36,977	— @	—		— @
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/ Quarterly	12/13/27	ZAR	101,350	131	—		131
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/ Monthly	12/15/27	MXN	36,977	(14)	—		(14)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.37	Quarterly/ Quarterly	12/15/27	ZAR	6,208	4	—		4
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/ Monthly	12/16/27	MXN	36,977	(18)	—		(18)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.14	Monthly/ Monthly	12/16/27		36,977	(16)	—		(16)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.11	Monthly/ Monthly	12/17/27		29,501	(10)	—		(10)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.88	Quarterly/ Quarterly	1/4/28	ZAR	28,171	(48)	—		(48)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.83	Quarterly/ Quarterly	1/19/28		46,929	(93)	—		(93)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.81	Quarterly/ Quarterly	1/24/28		21,849	(78)	—		(78)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.71	Quarterly/ Quarterly	4/26/28		8,041	(21)	—		(21)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.02	Semi-Annual/ Quarterly	6/22/28		$1,850	(8)	—		(8)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.34	Quarterly/ Quarterly	6/27/28	ZAR	23,051	6	—		6
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.04	Semi-Annual/ Quarterly	6/22/48		$1,550	(22)	—		(22)
								$(596)	$—	@	$(596)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2018:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19	CAD	2,067	$(7)	$—	$(7)
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19	2,560		9	—	9
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19	2,544		17	—	17
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19	2,066		(12)	—	(12)

Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	3/6/19	$668	(4)	—	(4)
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	741	56	—	56
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	422	32	—	32
BNP Paribas SA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.62%	Quarterly	1/24/19	22,810	(2,177)	—	(2,177)
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19	1,430	38	—	38
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.16%	Quarterly	5/1/19	1,360	(13)	—	(13)
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19	1,420	35	—	35
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19	5,379	141	—	141
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19	5,439	211	—	211
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18	1,797	172	—	172
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	1,717	45	—	45
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	519	14	—	14

JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	2,232	58	—		58
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	1,586	14	(—@	)	14
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	2,328	21	—		21
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	503	5	—		5
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	2/8/19	15,853	(597)	—		(597)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/19	1,938	183	—		183
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19	1,371	(1)	—		(1)
JPMorgan Chase Bank NA	JPM Defense Contractors Index ††	Pay	3 Month USD LIBOR plus 0.11%	Quarterly	6/17/19	1,732	113	—		113
							$(1,647)	$ (—@	)	$(1,647)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Canada Banks Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Canada Banks Index
Bank of Montreal	649	$50	12.89%
Bank of Nova Scotia (The)	1,199	68	17.45
Canadian Imperial Bank of Commerce	436	38	9.75
National Bank of Canada	340	16	4.20
Royal Bank of Canada	1,458	110	28.21
Toronto-Dominion Bank (Th)	1,849	107	27.50
Total		$389	100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays Custom Short Elevators Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Custom Short Elevators Index
Fujitec Co., Ltd.	27,700	$341	2.23%
Kone Oyj	157,078	8,008	52.22
Schindler Holding AG	31,545	6,792	44.30
Yungtay Engineering Co., Ltd.	121,000	192	1.25
Total		$15,333	100.00%

The following table represents the equity basket holdings underlying the total return swap with BNP Custom Short U.S. Machinery Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
BNP Custom Short U.S. Machinery Index
AGCO Corp.	3,061	$186	1.56%
Apergy Corp.	2,987	125	1.04
Caterpillar, Inc.	22,821	3,096	25.91
Cummins, Inc.	6,140	817	6.83
Deere & Co.	12,450	1,740	14.57
Dover Corp.	5,975	437	3.66
Flowserve Corp.	5,050	204	1.71
Illinois Tool Works, Inc.	13,111	1,816	15.20
Ingersoll-Rand PLC	9,543	856	7.17
nVent Electric PLC	6,986	175	1.47
PACCAR, Inc.	13,155	815	6.82
Parker-Hannifin Corp.	5,113	797	6.67
Pentair PLC	6,986	294	2.46
SPX Corp.	1,626	57	0.48
SPX FLOW, Inc.	1,599	70	0.59
Xylem, Inc.	6,850	462	3.86
Total		$11,947	100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays Elevators Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Elevators Index
Brunello Cucinelli SpA	94	$4	0.42%
Burberry Group PLC	1,174	33	3.39
Christian Dior SE	65	27	2.73
Cie Financiere Richemont SA	1,578	134	13.54
Hermes International	87	53	5.40
HUGO BOSS AG	194	18	1.78
Kering SA	347	196	19.86
LVMH Moet Hennessy Louis Vuitton SE	1,046	348	35.27
Moncler SpA	700	32	3.23
Puma SE	29	17	1.71
Salvatore Ferragamo SpA	465	11	1.15
Swatch Group AG (The)	151	72	7.25
Tapestry, Inc.	782	37	3.70
Tod’s SpA	91	6	0.57
Total		$988	100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Custom Short Non-U.S. Machinery Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
GS Custom Short Non-U.S. Machinery Index
Alfa Laval AB	915	$22	2.38%
Atlas Copco AB	2,617	76	8.34
CNH Industrial N.V.	3,009	32	3.50
CRRC Corp Ltd.	103,323	80	8.77
Doosan Infracore Co., Ltd.	447	4	0.42
Epiroc AB	2,617	27	3.00
GEA Group AG	423	14	1.56
Hino Motors Ltd.	1,266	14	1.48
Hitachi Construction Machinery Co., Ltd.	470	15	1.67
Hiwin Technologies Corp.	608	7	0.79
Hyundai Heavy Industries Co., Ltd.	146	13	1.46
Hyundai Mipo Dockyard Co., Ltd.	44	3	0.37
IMI PLC	602	9	0.98
JTEKT Corp.	753	10	1.12
Kawasaki Heavy Industries Ltd.	365	11	1.18
Komatsu Ltd.	2,129	61	6.66
Kone Oyj	1,156	59	6.45
Kubota Corp.	2,719	43	4.68
MAN SE	323	37	4.00
Melrose Industries PLC	4,303	12	1.32
Metso Oyj	332	11	1.22
NGK Insulators Ltd.	719	13	1.40
Samsung Heavy Industries Co., Ltd.	1,298	8	0.91
Sandvik AB	2,767	49	5.38
Schindler Holding AG	233	50	5.48
SMC Corp.	148	54	5.94
Sulzer AG	104	13	1.39
Sumitomo Heavy Industries Ltd.	271	9	1.00
Volvo AB	4,695	75	8.22
Wartsila Oyj Abp	1,307	26	2.81
Weichai Power Co., Ltd.	19,266	27	2.91
Weir Group PLC (The)	496	13	1.43
Yangzijiang Shipbuilding Holdings Ltd.	8,648	6	0.63
Zoomlion Co., Ltd.	24,564	10	1.15
Total		$913	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Long U.S. Defensives Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index
Abbott Laboratories	1,407	$86	0.87%
AbbVie, Inc.	1,291	120	1.22
AES Corp.	2,315	31	0.31
Aetna, Inc.	269	49	0.50
Agilent Technologies, Inc.	260	16	0.16
Alexion Pharmaceuticals, Inc.	181	22	0.23
Align Technology, Inc.	58	20	0.20
Allergan PLC	271	45	0.46
Alliant Energy Corp.	810	34	0.35
Altria Group, Inc.	2,694	153	1.55
Ameren Corp.	851	52	0.53
American Electric Power Co., Inc.	1,724	119	1.21
American Water Works Co., Inc.	625	53	0.54
AmerisourceBergen Corp.	131	11	0.11
Amgen, Inc.	591	109	1.10
Anthem, Inc.	213	51	0.51
Archer-Daniels-Midland Co.	790	36	0.37
AT&T, Inc.	38,194	1,226	12.42
Baxter International, Inc.	406	30	0.30
Becton Dickinson and Co.	214	51	0.52
Biogen, Inc.	171	50	0.50
Boston Scientific Corp.	1,111	36	0.37
Bristol-Myers Squibb Co.	1,328	73	0.75
Brown-Forman Corp.	344	17	0.17
Campbell Soup Co.	272	11	0.11
Cardinal Health, Inc.	256	13	0.13
Celgene Corp.	634	50	0.51
Centene Corp.	140	17	0.18
CenterPoint Energy, Inc.	1,511	42	0.42
CenturyLink, Inc.	6,044	113	1.14
Cerner Corp.	255	15	0.16
Church & Dwight Co., Inc.	350	19	0.19
Cigna Corp.	204	35	0.35
Clorox Co. (The)	181	24	0.25
CMS Energy Corp.	989	47	0.47
Coca-Cola Co. (The)	5,391	236	2.40
Colgate-Palmolive Co.	1,237	80	0.81
Conagra Brands, Inc.	584	21	0.21
Consolidated Edison, Inc.	1,086	85	0.86
Constellation Brands, Inc.	241	53	0.53
Cooper Cos., Inc. (The)	40	9	0.10
Costco Wholesale Corp.	616	129	1.30
Coty, Inc.	662	9	0.09
CVS Health Corp.	1,428	92	0.93
Danaher Corp.	495	49	0.50
DaVita, Inc.	124	9	0.09
DENTSPLY SIRONA, Inc.	186	8	0.08
Dominion Energy, Inc.	2,253	154	1.56
DTE Energy Co.	629	65	0.66
Duke Energy Corp.	2,454	194	1.97

Edison International	1,142	72	0.73
Edwards Lifesciences Corp.	171	25	0.25
Eli Lilly & Co.	785	67	0.68
Entergy Corp.	629	51	0.52
Envision Healthcare Corp.	98	4	0.04
Estee Lauder Cos., Inc. (The)	314	45	0.45
Eversource Energy	1,111	65	0.66
Exelon Corp.	3,366	143	1.45
Express Scripts Holding Co.	468	36	0.37
FirstEnergy Corp.	1,558	56	0.57
General Mills, Inc.	810	36	0.36
Gilead Sciences, Inc.	1,058	75	0.76
HCA Healthcare, Inc.	234	24	0.24
Henry Schein, Inc.	129	9	0.09
Hershey Co. (The)	198	18	0.19
Hologic, Inc.	227	9	0.09
Hormel Foods Corp.	379	14	0.14
Humana, Inc.	117	35	0.35
IDEXX Laboratories, Inc.	71	15	0.16
Illumina, Inc.	118	33	0.33
Incyte Corp.	138	9	0.09
Intuitive Surgical, Inc.	91	44	0.44
IQVIA Holdings, Inc.	123	12	0.12
JM Smucker Co. (The)	160	17	0.17
Johnson & Johnson	2,174	264	2.67
Kellogg Co.	349	24	0.25
Keurig Dr. Pepper, Inc.	255	31	0.32
Kimberly-Clark Corp.	496	52	0.53
Kraft Heinz Co. (The)	838	53	0.53
Kroger Co. (The)	1,260	36	0.36
Laboratory Corp. of America Holdings	82	15	0.15
McCormick & Co., Inc.	167	19	0.20
McKesson Corp.	170	23	0.23
Medtronic PLC	1,097	94	0.95
Merck & Co., Inc.	2,215	134	1.36
Mettler-Toledo International, Inc.	21	12	0.12
Molson Coors Brewing Co.	259	18	0.18
Mondelez International, Inc.	2,117	87	0.88
Monster Beverage Corp.	582	33	0.34
Mylan N.V.	434	16	0.16
NextEra Energy, Inc.	1,641	274	2.78
NiSource, Inc.	1,143	30	0.30
NRG Energy, Inc.	1,054	32	0.33
Patterson Cos., Inc.	67	2	0.02
PepsiCo, Inc.	2,006	218	2.21
PerkinElmer, Inc.	89	7	0.07
Perrigo Co., PLC	107	8	0.08
Pfizer, Inc.	4,834	175	1.78
PG&E Corp.	1,798	77	0.78
Philip Morris International, Inc.	2,181	176	1.78
Pinnacle West Capital Corp.	391	31	0.32
PPL Corp.	2,395	68	0.69
Procter & Gamble Co. (The)	3,581	280	2.83
Public Service Enterprise Group, Inc.	1,774	96	0.97
Quest Diagnostics, Inc.	110	12	0.12
Regeneron Pharmaceuticals, Inc.	62	21	0.22
ResMed, Inc.	115	12	0.12
SCANA Corp.	501	19	0.20

Sempra Energy	880	102	1.03
Southern Co. (The)	3,504	162	1.64
Stryker Corp.	261	44	0.45
Sysco Corp.	682	47	0.47
Thermo Fisher Scientific, Inc.	324	67	0.68
Tyson Foods, Inc.	406	28	0.28
UnitedHealth Group, Inc.	783	192	1.95
Universal Health Services, Inc.	72	8	0.08
Varian Medical Systems, Inc.	74	8	0.09
Verizon Communications, Inc.	25,376	1,277	12.93
Vertex Pharmaceuticals, Inc.	204	35	0.35
Walgreens Boots Alliance, Inc.	1,219	73	0.74
Walmart, Inc.	2,056	176	1.78
Waters Corp.	65	13	0.13
WEC Energy Group, Inc.	1,106	72	0.72
Xcel Energy, Inc.	1,780	81	0.82
Zimmer Biomet Holdings, Inc.	164	18	0.19
Zoetis, Inc.	398	34	0.34
Total		$9,869	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Cyclicals Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index
3M Co.	696	$137	1.30%
Accenture PLC	286	47	0.44
Activision Blizzard, Inc.	350	27	0.25
Acuity Brands, Inc.	49	6	0.05
Adobe Systems, Inc.	229	56	0.53
Advance Auto Parts, Inc.	72	10	0.09
Advanced Micro Devices, Inc.	373	6	0.05
Air Products & Chemicals, Inc.	897	140	1.32
Akamai Technologies, Inc.	79	6	0.05
Alaska Air Group, Inc.	144	9	0.08
Albemarle Corp.	455	43	0.41
Allegion PLC	111	9	0.08
Alliance Data Systems Corp.	22	5	0.05
Alphabet, Inc.	140	156	1.48
Alphabet, Inc.	138	156	1.47
Amazon.com, Inc.	390	663	6.27
American Airlines Group, Inc.	506	19	0.18
AMETEK, Inc.	269	19	0.18
Amphenol Corp.	141	12	0.12
Analog Devices, Inc.	170	16	0.15
ANSYS, Inc.	39	7	0.06
AO Smith Corp.	171	10	0.10
Apergy Corp.	91	4	0.04
Apple, Inc.	2,392	443	4.19
Applied Materials, Inc.	494	23	0.22
Aptiv PLC	261	24	0.23
Arconic, Inc.	493	8	0.08
Autodesk, Inc.	102	13	0.13
Automatic Data Processing, Inc.	206	28	0.26
AutoZone, Inc.	27	18	0.17
Avery Dennison Corp.	364	37	0.35
Ball Corp.	1,448	51	0.49
Best Buy Co., Inc.	260	19	0.18
Boeing Co. (The)	648	217	2.06
Booking Holdings, Inc.	48	97	0.92
BorgWarner, Inc.	194	8	0.08
Broadcom, Inc.	188	46	0.43
CA, Inc.	146	5	0.05
Cadence Design Systems, Inc.	130	6	0.05
CarMax, Inc.	179	13	0.12
Carnival Corp.	399	23	0.22
Caterpillar, Inc.	690	94	0.89
CBS Corp.	356	20	0.19
CF Industries Holdings, Inc.	960	43	0.40
CH Robinson Worldwide, Inc.	164	14	0.13
Charter Communications, Inc.	197	58	0.55
Chipotle Mexican Grill, Inc.	25	11	0.10
Cintas Corp.	100	19	0.18
Cisco Systems, Inc.	2,316	100	0.94
Citrix Systems, Inc.	67	7	0.07

Cognizant Technology Solutions Corp.	274	22	0.21
Comcast Corp.	4,605	151	1.43
Corning, Inc.	418	11	0.11
CSX Corp.	1,066	68	0.64
Cummins, Inc.	184	24	0.23
Darden Restaurants, Inc.	123	13	0.13
Deere & Co.	373	52	0.49
Delphi Technologies PLC	87	4	0.04
Delta Air Lines, Inc.	777	38	0.36
Discovery, Inc.	199	5	0.05
Discovery, Inc.	151	4	0.04
DISH Network Corp.	223	7	0.07
Dollar General Corp.	255	25	0.24
Dollar Tree, Inc.	232	20	0.19
Dover Corp.	182	13	0.13
DowDuPont, Inc.	9,605	633	5.99
DR Horton, Inc.	333	14	0.13
DXC Technology Co.	132	11	0.10
Eastman Chemical Co.	596	60	0.56
Eaton Corp PLC	519	39	0.37
eBay, Inc.	461	17	0.16
Ecolab, Inc.	1,072	150	1.42
Electronic Arts, Inc.	143	20	0.19
Emerson Electric Co.	747	52	0.49
Equifax, Inc.	140	18	0.17
Expedia Group, Inc.	120	14	0.14
Expeditors International of Washington I	211	15	0.15
F5 Networks, Inc.	29	5	0.05
Facebook, Inc.	1,098	213	2.02
Fastenal Co.	336	16	0.15
FedEx Corp.	288	65	0.62
Fidelity National Information Services I	154	16	0.16
Fiserv, Inc.	194	14	0.14
FLIR Systems, Inc.	64	3	0.03
Flowserve Corp.	152	6	0.06
Fluor Corp.	163	8	0.08
FMC Corp.	552	49	0.47
Foot Locker, Inc.	121	6	0.06
Ford Motor Co.	3,829	42	0.40
Fortive Corp.	356	27	0.26
Fortune Brands Home & Security, Inc.	180	10	0.09
Freeport-McMoRan, Inc.	5,539	96	0.91
Gap, Inc. (The)	215	7	0.07
Garmin Ltd.	109	7	0.06
Gartner, Inc.	42	6	0.05
General Dynamics Corp.	325	61	0.57
General Electric Co.	10,102	137	1.30
General Motors Co.	1,284	51	0.48
Genuine Parts Co.	144	13	0.13
Global Payments, Inc.	71	8	0.07
Goodyear Tire & Rubber Co. (The)	246	6	0.05
H&R Block, Inc.	205	5	0.04
Hanesbrands, Inc.	357	8	0.07
Harley-Davidson, Inc.	167	7	0.07
Harris Corp.	55	8	0.08
Hasbro, Inc.	111	10	0.10
Hewlett Packard Enterprise Co.	761	11	0.11
Hilton Worldwide Holdings, Inc.	200	16	0.15

Home Depot, Inc. (The)	1,154	225		2.13
Honeywell International, Inc.	889	128		1.21
HP, Inc.	774	18		0.17
IHS Markit Ltd.	424	22		0.21
Illinois Tool Works, Inc.	361	50		0.47
Ingersoll-Rand PLC	296	27		0.25
Intel Corp.	2,176	108		1.02
International Business Machines Corp.	401	56		0.53
International Flavors & Fragrances, Inc.	325	40		0.38
International Paper Co.	1,700	89		0.84
Interpublic Group of Cos., Inc. (The)	385	9		0.09
Intuit, Inc.	113	23		0.22
Jacobs Engineering Group, Inc.	140	9		0.08
JB Hunt Transport Services, Inc.	100	12		0.12
Johnson Controls International PLC	1,088	36		0.34
Juniper Networks, Inc.	176	5		0.05
Kansas City Southern	123	13		0.12
KLA-Tencor Corp.	73	7		0.07
Kohl’s Corp.	165	12		0.11
L Brands, Inc.	244	9		0.09
L3 Technologies, Inc.	91	18		0.17
Lam Research Corp.	75	13		0.12
Leggett & Platt, Inc.	130	6		0.05
Lennar Corp.	199	10		0.10
Lennar Corp.	4	—	@	—	@@
LKQ Corp.	302	10		0.09
Lockheed Martin Corp.	292	86		0.82
Lowe’s Cos., Inc.	827	79		0.75
LyondellBasell Industries N.V.	1,336	147		1.39
Macy’s, Inc.	298	11		0.11
Marriott International, Inc.	306	39		0.37
Martin Marietta Materials, Inc.	259	58		0.55
Masco Corp.	372	14		0.13
Mastercard, Inc.	432	85		0.80
Mattel, Inc.	336	6		0.05
McDonald’s Corp.	793	124		1.18
MGM Resorts International	507	15		0.14
Michael Kors Holdings Ltd.	148	10		0.09
Microchip Technology, Inc.	108	10		0.09
Micron Technology, Inc.	516	27		0.26
Microsoft Corp.	3,567	352		3.33
Mohawk Industries, Inc.	62	13		0.13
Mosaic Co. (The)	1,445	41		0.38
Motorola Solutions, Inc.	75	9		0.08
NetApp, Inc.	125	10		0.09
Netflix, Inc.	423	166		1.57
Newell Brands, Inc.	480	12		0.12
Newmont Mining Corp.	2,195	83		0.78
News Corp.	374	6		0.05
News Corp.	119	2		0.02
Nielsen Holdings PLC	392	12		0.11
NIKE, Inc.	1,286	102		0.97
Nordstrom, Inc.	114	6		0.06
Norfolk Southern Corp.	336	51		0.48
Northrop Grumman Corp.	203	62		0.59
Norwegian Cruise Line Holdings Ltd.	174	8		0.08
Nucor Corp.	1,315	82		0.78
nVent Electric PLC	193	5		0.05

NVIDIA Corp.	278	66	0.62
Omnicom Group, Inc.	226	17	0.16
Oracle Corp.	1,399	62	0.58
O’Reilly Automotive, Inc.	86	24	0.22
PACCAR, Inc.	410	25	0.24
Packaging Corp of America	388	43	0.41
Parker-Hannifin Corp.	155	24	0.23
Paychex, Inc.	148	10	0.10
PayPal Holdings, Inc.	523	44	0.41
Pentair PLC	193	8	0.08
Perspecta, Inc.	66	1	0.01
PPG Industries, Inc.	1,056	110	1.04
PulteGroup, Inc.	272	8	0.07
PVH Corp.	76	11	0.11
Qorvo, Inc.	59	5	0.04
QUALCOMM, Inc.	684	38	0.36
Quanta Services, Inc.	176	6	0.06
Ralph Lauren Corp.	54	7	0.06
Raytheon Co.	339	65	0.62
Red Hat, Inc.	82	11	0.10
Republic Services, Inc.	267	18	0.17
Robert Half International, Inc.	147	10	0.09
Rockwell Automation, Inc.	150	25	0.24
Roper Technologies, Inc.	119	33	0.31
Ross Stores, Inc.	381	32	0.31
Royal Caribbean Cruises Ltd.	168	17	0.16
salesforce.com, Inc.	316	43	0.41
Seagate Technology PLC	133	8	0.07
Sealed Air Corp.	782	33	0.31
Sherwin-Williams Co. (The)	338	138	1.30
Signet Jewelers Ltd.	59	3	0.03
Skyworks Solutions, Inc.	85	8	0.08
Snap-on, Inc.	67	11	0.10
Southwest Airlines Co.	642	33	0.31
Stanley Black & Decker, Inc.	179	24	0.22
Starbucks Corp.	1,414	69	0.65
Stericycle, Inc.	100	7	0.06
Symantec Corp.	285	6	0.06
Synopsys, Inc.	70	6	0.06
Tapestry, Inc.	277	13	0.12
Target Corp.	535	41	0.39
TE Connectivity Ltd.	164	15	0.14
Texas Instruments, Inc.	459	51	0.48
Textron, Inc.	309	20	0.19
Tiffany & Co.	100	13	0.12
TJX Cos., Inc. (The)	623	59	0.56
Total System Services, Inc.	78	7	0.06
Tractor Supply Co.	124	9	0.09
TransDigm Group, Inc.	56	19	0.18
TripAdvisor, Inc.	106	6	0.06
Twenty-First Century Fox, Inc.	1,030	51	0.48
Twenty-First Century Fox, Inc.	430	21	0.20
Ulta Beauty, Inc.	57	13	0.13
Under Armour, Inc.	181	4	0.04
Under Armour, Inc.	182	4	0.04
Union Pacific Corp.	934	132	1.25
United Continental Holdings, Inc.	302	21	0.20
United Parcel Service, Inc.	804	85	0.81

United Rentals, Inc.	99	15	0.14
United Technologies Corp.	867	108	1.03
VeriSign, Inc.	40	5	0.05
Verisk Analytics, Inc.	181	19	0.18
VF Corp.	320	26	0.25
Viacom, Inc.	345	10	0.10
Visa, Inc.	847	112	1.06
Vulcan Materials Co.	545	70	0.67
Walt Disney Co. (The)	1,511	158	1.50
Waste Management, Inc.	472	38	0.36
Western Digital Corp.	137	11	0.10
Western Union Co. (The)	215	4	0.04
WestRock Co.	1,046	60	0.56
Whirlpool Corp.	71	10	0.10
WW Grainger, Inc.	61	19	0.18
Wyndham Destinations, Inc.	101	4	0.04
Wyndham Hotels & Resorts, Inc.	101	6	0.06
Wynn Resorts Ltd.	78	13	0.12
Xerox Corp.	99	2	0.02
Xilinx, Inc.	115	8	0.07
Xylem, Inc.	210	14	0.13
Yum! Brands, Inc.	338	26	0.25
Total		$10,564	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	230,551	$177	13.18%
China CITIC Bank Corp., Ltd.	743,160	465	34.71
China Everbright Bank Co., Ltd.	57,105	25	1.83
China Merchants Bank Co., Ltd.	131,691	486	36.26
China Minsheng Banking Corp., Ltd.	198,298	142	10.58
Chongqing Rural Commercial Bank Co., Ltd.	77,532	46	3.44
Total		$1,341	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Defense Contractors Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Defense Contractors Index
General Dynamics Corp.	10,111	$1,885	20.08%
Harris Corp.	4,030	582	6.20
Huntington Ingalls Industries, Inc.	1,519	329	3.51
Lockheed Martin Corp.	9,713	2,869	30.57
Northrop Grumman Corp.	5,936	1,826	19.46
Raytheon Co.	9,806	1,894	20.18
Total		$9,385	100.00%

@		Value is less than $500.
@@		Index weight is less than 0.005%.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
CDOR		Canadian Dealer Offered Rate.
JIBAR		Johannesburg Interbank Agreed Rate.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
TIIE		Interbank Equilibrium Interest Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	53.5%
Common Stocks	39.5
Short-Term Investments	7.0
Other**	0.0	***
Total Investments	100.0	%****

**	Industries and/or investment types representing less than 5% of total investments.
***	Amount is less than 0.05%.
****

Does not include open long/short futures contracts with a value of approximately $110,370,000 and net unrealized depreciation of approximately $1,131,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $343,000 and does not include open swap agreements with net unrealized depreciation of approximately $2,243,000.

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2018 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (59.1%)
Agency Fixed Rate Mortgages (3.6%)
United States (3.6%)
Federal Home Loan Mortgage Corporation,
Gold Pool:
3.50%, 2/1/45		$43	$42
Federal National Mortgage Association,
Conventional Pools:
4.50%, 10/1/44 – 11/1/44		38	39
July TBA:
3.00%, 7/1/33 (a)		62	62
3.50%, 7/1/48 (a)		204	203
4.00%, 7/1/48 (a)		140	143
4.50%, 7/1/48 (a)		10	10
Government National Mortgage Association,
July TBA:
4.50%, 7/20/48 (a)		50	52
			551
Commercial Mortgage-Backed Securities (1.4%)
United States (1.4%)
GS Mortgage Securities Trust,
4.92%, 8/10/46 (b)(c)		70	67
Wells Fargo Commercial Mortgage Trust,
4.24%, 5/15/48 (b)		51	45
WFCG Commercial Mortgage Trust,
1 Month USD LIBOR + 3.14%, 5.21%, 11/15/29 (b)(c)		40	40
WFRBS Commercial Mortgage Trust,
4.28%, 5/15/45 (b)(c)		40	37
5.19%, 9/15/46 (b)(c)		25	23
			212
Corporate Bonds (9.3%)
Australia (1.0%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	50	62
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)		$25	24
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		25	25
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		25	25
Woolworths Group Ltd.,
4.00%, 9/22/20 (c)		25	25
			161
Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc.,
4.70%, 2/1/36		25	26

Canada (0.2%)
Royal Bank of Canada,
2.75%, 2/1/22		25	25

France (0.3%)
BNP Paribas SA,
5.00%, 1/15/21		50	52

Germany (0.1%)
Deutsche Bank AG,
2.70%, 7/13/20		25	24

Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		10	9

Netherlands (0.4%)
Cooperatieve Rabobank UA,
3.75%, 11/9/20	EUR	50	63

United Kingdom (0.2%)
Vodafone Group PLC,
4.38%, 5/30/28		$25	25

United States (6.8%)
Abbott Laboratories,
3.40%, 11/30/23		25	25
Air Lease Corp.,
2.13%, 1/15/20		25	25
Amazon.com, Inc.,
2.80%, 8/22/24		25	24
American Express Credit Corp.,
1.88%, 5/3/19		10	10
Apple, Inc.,
2.50%, 2/9/22		50	49
AT&T, Inc.,
4.25%, 3/1/27		50	49
Bank of America Corp.,
MTN
4.25%, 10/22/26		25	25
Boston Properties LP,
3.85%, 2/1/23		50	50
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25		25	25
Citigroup, Inc.,
5.50%, 9/13/25		50	53
CVS Health Corp.,
3.70%, 3/9/23		25	25
Discovery Communications LLC,
2.95%, 3/20/23		25	24
Dollar Tree, Inc.,
3.70%, 5/15/23		25	25
General Motors Financial Co., Inc.,
4.30%, 7/13/25		5	5
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37		50	60
HSBC USA, Inc.,
3.50%, 6/23/24		100	98
JPMorgan Chase & Co.,
3.78%, 2/1/28		25	24
Maple Escrow Subsidiary, Inc.,
4.06%, 5/25/23 (c)		25	25

McDonald’s Corp.,
MTN
3.38%, 5/26/25	50		49
Merck & Co., Inc.,
2.80%, 5/18/23	50		49
Microsoft Corp.,
1.55%, 8/8/21	25		24
MPLX LP,
4.00%, 2/15/25	50		49
NBC Universal Media LLC,
4.38%, 4/1/21	50		51
PepsiCo, Inc.,
1.70%, 10/6/21	25		24
salesforce.com, Inc.,
3.25%, 4/11/23	25		25
Union Pacific Corp.,
3.95%, 9/10/28	15		15
UnitedHealth Group, Inc.,
2.88%, 3/15/23	25		24
Verizon Communications, Inc.,
4.13%, 3/16/27	25		25
Visa, Inc.,
3.15%, 12/14/25	25		24
Walmart, Inc.,
2.55%, 4/11/23	25		24
Wells Fargo & Co.,
3.00%, 10/23/26	50		46
			1,050
			1,435
Sovereign (35.1%)
Australia (1.1%)
Australia Government Bond,
2.75%, 11/21/27	AUD	140	105
3.25%, 4/21/25	80		62
			167
Austria (0.6%)
Republic of Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	70	88

Belgium (1.5%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/25 (c)	185		225

Brazil (6.0%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	3,658	919

Canada (1.5%)
Canadian Government Bond,
0.50%, 3/1/22	CAD	95	69
1.00%, 6/1/27	10		7
1.50%, 6/1/26	210		152
			228

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	100	16

France (1.5%)
French Republic Government Bond OAT,
0.50%, 5/25/25	EUR	75	90
0.75%, 5/25/28	30		35
1.00%, 5/25/27	59		72
3.25%, 5/25/45	25		41
			238
Germany (3.8%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/26	10		12
1.00%, 8/15/25	60		75
1.50%, 9/4/22	70		88
2.50%, 1/4/21	200		252
4.25%, 7/4/39	45		88
4.75%, 7/4/34	35		66
			581
Greece (1.1%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	153		176

Hungary (0.1%)
Hungary Government International Bond,
5.75%, 11/22/23		$20	22

Ireland (0.2%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	15	23

Italy (1.9%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	100		116
2.20%, 6/1/27	40		45
2.35%, 9/15/24 (c)	83		105
5.00%, 9/1/40	14		21
			287
Japan (7.1%)
Japan Government Ten Year Bond,
0.10%, 6/20/26	JPY	5,000	46
0.50%, 9/20/24	45,000		421
1.10%, 6/20/21	24,600		230
Japan Government Thirty Year Bond,
0.30%, 6/20/46	7,300		60
1.70%, 6/20/33	14,300		156
2.00%, 9/20/40	15,000		176
			1,089
Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	80	19

Mexico (1.0%)
Mexican Bonos,

Series M
5.75%, 3/5/26	MXN	800	36
6.50%, 6/10/21	1,200		59
7.50%, 6/3/27	500		25
Petroleos Mexicanos,
4.88%, 1/18/24		$20	20
6.38%, 1/23/45	10		9
			149
Netherlands (0.5%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	70	83

New Zealand (0.5%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	120	82

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	100	13

Poland (0.6%)
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	280	75
4.00%, 10/25/23	40		11
			86
Portugal (1.7%)
Portugal Obrigacoes do Tesouro OT,
2.13%, 10/17/28 (c)	EUR	16	19
2.88%, 7/21/26 (c)	87		113
4.13%, 4/14/27 (c)	76		107
5.65%, 2/15/24 (c)	17		25
			264
Russia (0.4%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	4,200	66

Spain (1.5%)
Spain Government Bond,
0.35%, 7/30/23	EUR	110	128
0.40%, 4/30/22	30		36
1.95%, 7/30/30 (c)	10		12
4.40%, 10/31/23 (c)	20		28
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	26		33
			237
Sweden (0.1%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	70	8

United Kingdom (2.1%)
United Kingdom Gilt,
1.25%, 7/22/27	GBP	71	93
1.50%, 1/22/21	30		40
3.50%, 1/22/45	60		108

4.25%, 6/7/32 – 9/7/39	44	81
		322
		5,388
U.S. Treasury Securities (9.7%)
United States (9.7%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$149	136
3.13%, 5/15/48	159	164
3.50%, 2/15/39	119	130
U.S. Treasury Notes,
0.50%, 1/15/28	759	743
1.38%, 1/31/21	130	126
2.25%, 2/15/27	210	200
		1,499
Total Fixed Income Securities (Cost $9,165)		9,085

	Shares	Value (000)
Common Stocks (22.7%)
Australia (1.2%)
AGL Energy Ltd.	70	1
Alumina Ltd.	246	1
Amcor Ltd.	118	1
AMP Ltd.	295	1
APA Group	1,260	9
Aristocrat Leisure Ltd.	55	1
ASX Ltd.	19	1
Atlas Arteria Ltd.	462	2
Aurizon Holdings Ltd.	207	1
AusNet Services	1,918	2
Australia & New Zealand Banking Group Ltd.	313	7
Bank of Queensland Ltd.	41	—	@
Bendigo & Adelaide Bank Ltd.	49	—	@
BHP Billiton Ltd.	315	8
Boral Ltd.	118	1
Brambles Ltd.	161	1
BWP Trust REIT	325	1
Caltex Australia Ltd.	27	1
Challenger Ltd.	57	—	@
Charter Hall Retail REIT	226	1
CIMIC Group Ltd.	10	—	@
Coca-Cola Amatil Ltd.	57	—	@
Cochlear Ltd.	6	1
Commonwealth Bank of Australia	176	9
Computershare Ltd.	47	1
Cromwell Property Group REIT	990	1
Crown Resorts Ltd.	36	—	@
CSL Ltd.	45	6
Dexus REIT	746	5
Domino’s Pizza Enterprises Ltd.	7	—	@
Flight Centre Travel Group Ltd.	6	—	@
Fortescue Metals Group Ltd.	152	—	@
Goodman Group REIT	1,373	10
GPT Group (The) REIT	1,383	5
Harvey Norman Holdings Ltd.	55	—	@
Healthscope Ltd.	169	—	@

Incitec Pivot Ltd.	169	—	@
Insurance Australia Group Ltd.	244	2
Investa Office Fund REIT	378	1
James Hardie Industries PLC CDI	45	1
Lend Lease Group REIT	55	1
Macquarie Group Ltd.	31	3
Medibank Pvt Ltd.	277	1
Mirvac Group REIT	2,850	5
National Australia Bank Ltd.	286	6
Newcrest Mining Ltd.	75	1
Oil Search Ltd.	136	1
OneMarket Ltd. (d)	75	—	@
Orica Ltd.	38	1
Origin Energy Ltd. (d)	176	1
Qantas Airways Ltd.	49	—	@
QBE Insurance Group Ltd.	144	1
Ramsay Health Care Ltd.	14	1
REA Group Ltd.	6	—	@
Rio Tinto Ltd.	41	3
Santos Ltd. (d)	181	1
Scentre Group REIT	3,957	13
Seek Ltd.	33	1
Shopping Centres Australasia Property Group REIT	763	1
Sonic Healthcare Ltd.	40	1
South32 Ltd.	523	1
Spark Infrastructure Group	1,725	3
Stockland REIT	1,937	6
Suncorp Group Ltd.	129	1
Sydney Airport	1,250	7
Tabcorp Holdings Ltd.	199	1
Telstra Corp., Ltd.	427	1
TPG Telecom Ltd.	34	—	@
Transurban Group	2,263	20
Treasury Wine Estates Ltd.	74	1
Vicinity Centres REIT	2,538	5
Vocus Group Ltd. (d)	53	—	@
Wesfarmers Ltd.	113	4
Westpac Banking Corp.	346	8
Woodside Petroleum Ltd.	76	2
Woolworths Group Ltd.	132	3
		187
Austria (0.0%)
BUWOG AG (d)	62	2
CA Immobilien Anlagen AG	48	2
		4
Belgium (0.2%)
Aedifica SA REIT	9	1
Anheuser-Busch InBev SA N.V.	122	12
Befimmo SA REIT	13	1
Cofinimmo SA REIT	14	2
Elia System Operator SA	30	2
Intervest Offices & Warehouses N.V. REIT	10	—	@
KBC Group N.V.	65	5
Leasinvest Real Estate SCA REIT	1	—	@
Warehouses De Pauw CVA REIT	11	2
Wereldhave Belgium N.V. REIT	1	—	@
		25

Brazil (0.0%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	300	2

Canada (1.9%)
Alimentation Couche-Tard, Inc., Class B	92	4
ARC Resources Ltd.	92	1
Artis Real Estate Investment Trust REIT	100	1
Bank of Montreal	92	7
Bank of Nova Scotia (The)	184	10
Barrick Gold Corp.	92	1
Blackberry Ltd. (d)	92	1
Brookfield Asset Management, Inc., Class A	92	4
Brookfield Business Partners LP	2	—	@
Cameco Corp.	92	1
Canadian Apartment Properties REIT	100	3
Canadian Imperial Bank of Commerce	92	8
Canadian National Railway Co.	92	8
Canadian Natural Resources Ltd.	184	7
Cenovus Energy, Inc.	92	1
Chartwell Retirement Residences REIT (Units) (e)	100	1
Cominar Real Estate Investment Trust REIT	100	1
Dream Global Real Estate Investment Trust REIT	100	1
Dream Office Real Estate Investment Trust REIT	100	2
Enbridge Income Fund Holdings, Inc.	100	2
Enbridge, Inc.	992	35
Enbridge, Inc.	690	25
Encana Corp.	184	2
First Capital Realty, Inc.	100	2
First Quantum Minerals Ltd.	92	1
Fortis, Inc.	492	16
Goldcorp, Inc.	184	3
H&R Real Estate Investment Trust REIT	200	3
Husky Energy, Inc.	94	1
Hydro One Ltd.	100	2
Imperial Oil Ltd.	92	3
Inter Pipeline Ltd.	392	7
Keyera Corp.	200	6
Magna International, Inc.	92	5
Manulife Financial Corp.	276	5
Nutrien Ltd.	39	2
Pembina Pipeline Corp.	620	22
Power Corp. of Canada	92	2
PrairieSky Royalty Ltd.	96	2
RioCan Real Estate Investment Trust REIT	200	4
Rogers Communications, Inc., Class B	92	4
Royal Bank of Canada	184	14
Shaw Communications, Inc., Class B	92	2
SmartCentres Real Estate Investment Trust REIT	100	2
Sun Life Financial, Inc.	92	4
Suncor Energy, Inc.	184	8
Teck Resources Ltd., Class B	92	2
Toronto-Dominion Bank (The)	92	5
TransCanada Corp.	992	43
Westshore Terminals Investment Corp.	100	2
Wheaton Precious Metals Corp.	92	2
		300
China (0.1%)
Beijing Capital International Airport Co., Ltd. H Shares (f)	2,000	2
Beijing Enterprises Holdings Ltd. (f)	500	2

Beijing Enterprises Water Group Ltd. (f)	4,000	2
China Gas Holdings Ltd. (f)	2,400	10
China Merchants Port Holdings Co., Ltd. (f)	21	—	@
Hopewell Highway Infrastructure Ltd. (f)(g)	1,000	1
Jiangsu Expressway Co., Ltd. H Shares (f)	2,000	2
Towngas China Co., Ltd. (d)(f)	1,000	1
Zhejiang Expressway Co., Ltd. (f)	2,000	2
		22
Denmark (0.2%)
AP Moller - Maersk A/S Series B	1	1
Carlsberg A/S Series B	12	1
Chr Hansen Holding A/S	11	1
Coloplast A/S Series B	13	1
Danske Bank A/S	76	2
DSV A/S	110	9
Genmab A/S (d)	6	1
ISS A/S	108	4
Novo Nordisk A/S Series B	212	10
Novozymes A/S Series B	26	1
Orsted A/S (c)	16	1
Pandora A/S	13	1
Tryg A/S	12	—	@
Vestas Wind Systems A/S	25	2
William Demant Holding A/S (d)	13	1
		36
Finland (0.1%)
Citycon Oyj	264	1
Kone Oyj, Class B	72	4
Nokia Oyj	607	3
Sampo Oyj, Class A	97	5
Technopolis Oyj	95	—	@
UPM-Kymmene Oyj	137	5
		18
France (2.2%)
Accor SA	284	14
Aeroports de Paris (ADP)	43	10
Affine SA REIT	5	—	@
Air Liquide SA	53	7
Airbus SE	71	8
ANF Immobilier REIT	5	—	@
ArcelorMittal	60	2
Atos SE	70	10
AXA SA	221	5
BNP Paribas SA	126	8
Bouygues SA	190	8
Capgemini SE	159	21
Carrefour SA	86	1
Cie de Saint-Gobain	252	11
Cie Generale des Etablissements Michelin SCA	29	4
Covivio REIT	24	3
Credit Agricole SA	155	2
Danone SA	80	6
Engie SA	183	3
Essilor International Cie Generale d’Optique SA	32	5
Eutelsat Communications SA	178	4
Gecina SA REIT	27	5

Getlink	789	11
ICADE REIT	24	2
Kering SA	11	6
Klepierre SA REIT	139	5
L’Oreal SA	29	7
Legrand SA	52	4
LVMH Moet Hennessy Louis Vuitton SE	32	11
Mercialys SA REIT	28	—	@
Orange SA	241	4
Pernod Ricard SA	32	5
Peugeot SA	904	21
Publicis Groupe SA	34	2
Renault SA	29	2
Rexel SA	209	3
Safran SA	52	6
Sanofi	135	11
Schneider Electric SE	69	6
SES SA	445	8
Societe Generale SA	94	4
Sodexo SA	32	3
TOTAL SA	244	15
Unibail-Rodamco-Westfield REIT	80	18
Unibail-Rodamco-Westfield REIT CDI (d)	540	6
Valeo SA	45	2
Vinci SA	374	36
Vivendi SA	160	4
		339
Germany (1.3%)
Adidas AG	31	7
ADLER Real Estate AG (d)	18	—	@
ADO Properties SA	20	1
Allianz SE (Registered)	50	10
Alstria Office AG REIT	88	1
BASF SE	100	10
Bayer AG (Registered)	91	10
Bayerische Motoren Werke AG	36	3
Commerzbank AG (d)	172	2
Continental AG	14	3
Daimler AG (Registered)	100	6
Deutsche Bank AG (Registered)	172	2
Deutsche Boerse AG	146	19
Deutsche EuroShop AG	30	1
Deutsche Post AG (Registered)	122	4
Deutsche Telekom AG (Registered) (d)	350	5
Deutsche Wohnen SE	224	11
DIC Asset AG	29	—	@
E.ON SE	250	3
Fraport AG Frankfurt Airport Services Worldwide	66	6
Fresenius Medical Care AG & Co., KGaA	31	3
Fresenius SE & Co., KGaA	44	3
Grand City Properties SA	67	2
Hamborner AG REIT	52	1
HeidelbergCement AG	31	3
Henkel AG & Co., KGaA	19	2
Henkel AG & Co., KGaA (Preference)	25	3
Infineon Technologies AG	192	5
LEG Immobilien AG	43	5
Linde AG	22	5
Merck KGaA	28	3

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	22	5
Porsche Automobil Holding SE (Preference)	28	2
ProSiebenSat.1 Media SE (Registered)	44	1
RWE AG	75	2
SAP SE	100	12
Siemens AG (Registered)	89	12
TAG Immobilien AG	96	2
thyssenKrupp AG	89	2
TLG Immobilien AG	47	1
Uniper SE	25	1
Volkswagen AG (Preference)	17	3
Vonovia SE	365	17
		199
Hong Kong (0.9%)
Champion REIT	12,000	8
CK Asset Holdings Ltd.	2,000	16
Great Eagle Holdings Ltd.	2,043	10
Hanergy Thin Film Power Group Ltd. (d)(g)(h)	2,000	—	@
Hang Lung Group Ltd.	1,000	3
Hang Lung Properties Ltd.	1,000	2
Henderson Land Development Co., Ltd.	1,210	6
Hong Kong & China Gas Co., Ltd.	9,376	18
Hongkong & Shanghai Hotels Ltd. (The)	4,227	6
Hongkong Land Holdings Ltd.	700	5
Hopewell Holdings Ltd.	2,000	7
I-CABLE Communications Ltd. (d)	766	—	@
Johnson Electric Holdings Ltd.	1,500	4
Kerry Properties Ltd.	500	2
Kowloon Development Co., Ltd. REIT	7,000	8
Link REIT	1,000	9
New World Development Co., Ltd.	3,593	5
Sino Land Co., Ltd.	2,163	4
Stella International Holdings Ltd.	2,000	3
Sun Hung Kai Properties Ltd.	1,000	15
Swire Properties Ltd.	600	2
Wharf Holdings Ltd. (The)	1,000	3
Wharf Real Estate Investment Co., Ltd.	1,000	7
		143
Ireland (0.1%)
Bank of Ireland Group PLC	195	1
CRH PLC	102	4
Green REIT PLC	457	1
Hibernia REIT PLC	461	1
Irish Residential Properties PLC REIT	238	—	@
Kerry Group PLC, Class A	30	3
		10
Italy (0.7%)
ACEA SpA	46	1
Assicurazioni Generali SpA	178	3
Atlantia SpA	981	29
Beni Stabili SpA SIIQ REIT	707	1
Ei Towers SpA	17	1
Enel SpA	941	5
Eni SpA	348	6
Ferrari N.V.	14	2

Fiat Chrysler Automobiles N.V. (d)	132	3
Immobiliare Grande Distribuzione SIIQ SpA REIT	24	—	@
Infrastrutture Wireless Italiane SpA	246	2
Intesa Sanpaolo SpA	1,696	5
Italgas SpA	597	3
Luxottica Group SpA	37	2
Mediobanca Banca di Credito Finanziario SpA	1,311	12
Rizzoli Corriere Della Sera Mediagroup SpA (d)	11	—	@
Snam SpA	2,931	12
Societa Iniziative Autostradali e Servizi SpA	69	1
Telecom Italia SpA (d)	1,781	1
Terna Rete Elettrica Nazionale SpA	1,447	8
UniCredit SpA	218	4
		101
Japan (0.8%)
Advance Residence Investment Corp. REIT	1	3
AEON Investment Corp. REIT	1	1
Aeon Mall Co., Ltd.	100	2
Daiwa House Investment Corp. REIT	1	2
GLP J-REIT	1	1
Hulic Co., Ltd.	200	2
Invincible Investment Corp. REIT	2	1
Japan Airport Terminal Co., Ltd.	100	5
Japan Excellent, Inc. REIT	1	1
Japan Hotel REIT Investment Corp.	2	2
Japan Real Estate Investment Corp. REIT	1	5
Japan Rental Housing Investments, Inc. REIT	1	1
Japan Retail Fund Investment Corp. REIT	1	2
Mitsubishi Estate Co., Ltd.	1,300	23
Mitsui Fudosan Co., Ltd.	1,300	31
Mori Hills Investment Corp. REIT	1	1
Mori Trust Sogo Reit, Inc.	1	1
Nippon Building Fund, Inc. REIT	1	6
Nippon Prologis, Inc. REIT	1	2
Nomura Real Estate Holdings, Inc.	100	2
Nomura Real Estate Master Fund, Inc. REIT	3	4
NTT Urban Development Corp.	100	1
Orix, Inc. J-REIT	1	2
Premier Investment Corp. REIT	1	1
Sekisui House Reit, Inc. REIT	1	1
Tokyo Gas Co., Ltd.	400	11
Tokyo Tatemono Co., Ltd.	100	1
United Urban Investment Corp. REIT	2	3
		118
Netherlands (0.5%)
Aegon N.V.	318	2
Akzo Nobel N.V.	49	4
ASML Holding N.V.	39	8
Eurocommercial Properties N.V. CVA REIT	29	1
Heineken N.V.	39	4
ING Groep N.V.	474	7
Koninklijke Ahold Delhaize N.V.	165	4
Koninklijke KPN N.V.	606	2
Koninklijke Philips N.V.	150	6
Koninklijke Vopak N.V.	68	3
Randstad N.V.	171	10
RELX N.V.	211	4
Unilever N.V. CVA	196	11

Vastned Retail N.V. REIT	13	1
Wereldhave N.V. REIT	27	1
Wolters Kluwer N.V.	85	5
		73
New Zealand (0.1%)
Auckland International Airport Ltd.	1,063	5
Contact Energy Ltd.	93	—	@
Fletcher Building Ltd.	88	1
Kiwi Property Group Ltd.	864	1
Mercury NZ Ltd.	90	—	@
Meridian Energy Ltd.	167	—	@
Ryman Healthcare Ltd.	49	—	@
Spark New Zealand Ltd.	232	1
		8
Norway (0.0%)
Entra ASA	63	1
Norwegian Property ASA	110	—	@
		1
Portugal (0.0%)
EDP - Energias de Portugal SA	816	3

Singapore (0.3%)
Ascendas Real Estate Investment Trust REIT	1,800	4
CapitaLand Commercial Trust REIT	1,600	2
CapitaLand Ltd.	2,100	5
CapitaLand Mall Trust REIT	2,100	3
CDL Hospitality Trusts REIT	300	—	@
City Developments Ltd.	400	3
ComfortDelGro Corp., Ltd.	200	—	@
DBS Group Holdings Ltd.	200	4
Fortune Real Estate Investment Trust REIT (f)	1,000	1
Genting Singapore Ltd.	700	1
Golden Agri-Resources Ltd.	800	—	@
Hutchison Port Holdings Trust (Units) (e)	5,900	2
Keppel REIT	1,300	1
Keppel Corp., Ltd.	200	1
Mapletree Commercial Trust REIT	1,300	2
Mapletree Industrial Trust REIT	900	1
Mapletree Logistics Trust REIT	1,000	1
Oversea-Chinese Banking Corp., Ltd.	400	3
SATS Ltd.	100	—	@
Sembcorp Industries Ltd.	100	—	@
Singapore Airlines Ltd.	100	1
Singapore Exchange Ltd.	100	1
Singapore Technologies Engineering Ltd.	200	1
Singapore Telecommunications Ltd.	900	2
StarHub Ltd.	100	—	@
Suntec Real Estate Investment Trust REIT	1,900	2
United Overseas Bank Ltd.	100	2
UOL Group Ltd.	400	2
Wilmar International Ltd.	200	1
Yangzijiang Shipbuilding Holdings Ltd.	200	—	@
		46
Spain (0.6%)
Aena SME SA	76	14

Amadeus IT Group SA	85	7
Banco Bilbao Vizcaya Argentaria SA	918	6
Banco de Sabadell SA	937	2
Banco Santander SA	1,741	9
CaixaBank SA	521	2
Cellnex Telecom SA (c)	159	4
Enagas SA	233	7
Ferrovial SA	556	11
Hispania Activos Inmobiliarios SOCIMI SA REIT	61	1
Iberdrola SA	931	7
Industria de Diseno Textil SA	148	5
Inmobiliaria Colonial Socimi SA REIT	157	2
Lar Espana Real Estate Socimi SA REIT	58	1
Merlin Properties Socimi SA REIT	220	3
Red Electrica Corp., SA	444	9
Repsol SA	233	5
Telefonica SA	610	5
		100
Sweden (0.1%)
Castellum AB	178	3
D Carnegie & Co., AB (d)	30	—	@
Dios Fastigheter AB	32	—	@
Fabege AB	180	2
Fastighets AB Balder (d)	63	2
Hemfosa Fastigheter AB	63	1
Hufvudstaden AB, Class A	75	1
Klovern AB, Class B	373	—	@
Kungsleden AB	106	1
Pandox AB	35	1
Wallenstam AB, Class B	133	1
Wihlborgs Fastigheter AB	88	1
		13
Switzerland (0.9%)
ABB Ltd. (Registered)	189	4
Adecco Group AG (Registered)	230	14
Allreal Holding AG (Registered) (d)	6	1
Aryzta AG (d)	7	—	@
Baloise Holding AG (Registered)	6	1
Cie Financiere Richemont SA (Registered)	53	4
Credit Suisse Group AG (Registered) (d)	196	3
Dufry AG (Registered) (d)	5	1
EMS-Chemie Holding AG (Registered)	1	1
Flughafen Zurich AG (Registered)	20	4
Geberit AG (Registered)	4	2
Givaudan SA (Registered)	1	2
Idorsia Ltd. (d)	9	—	@
Julius Baer Group Ltd. (d)	22	1
Kuehne & Nagel International AG (Registered)	6	1
LafargeHolcim Ltd. (Registered) (d)	46	2
Lonza Group AG (Registered) (d)	7	2
Mobimo Holding AG (Registered)	3	1
Nestle SA (Registered)	313	24
Novartis AG (Registered)	224	17
Pargesa Holding SA	4	—	@
Partners Group Holding AG	2	1
PSP Swiss Property AG (Registered)	27	3
Roche Holding AG (Genusschein)	70	16
Schindler Holding AG	5	1

Schindler Holding AG (Registered)	2	—	@
SGS SA (Registered)	1	3
Sonova Holding AG (Registered)	6	1
Swatch Group AG (The)	4	2
Swatch Group AG (The) (Registered)	6	1
Swiss Life Holding AG (Registered) (d)	4	1
Swiss Prime Site AG (Registered) (d)	50	5
Swiss Re AG	33	3
Swisscom AG (Registered)	3	1
UBS Group AG (Registered) (d)	369	6
Zurich Insurance Group AG	15	4
		133
United Kingdom (2.5%)
Assura PLC REIT	1,108	1
AstraZeneca PLC	166	11
Aviva PLC	707	5
BAE Systems PLC	932	8
Barclays PLC	2,356	6
BHP Billiton PLC	312	7
Big Yellow Group PLC REIT	96	1
BP PLC	2,445	19
British American Tobacco PLC	248	13
British Land Co., PLC (The) REIT	692	6
BT Group PLC	1,276	4
Capital & Counties Properties PLC	500	2
Capital & Regional PLC REIT	358	—	@
Compass Group PLC	469	10
Daejan Holdings PLC	3	—	@
Derwent London PLC REIT	67	3
Diageo PLC	351	13
Empiric Student Property PLC REIT	340	—	@
Ferguson PLC	101	8
GlaxoSmithKline PLC	633	13
Glencore PLC (d)	1,632	8
Grainger PLC	277	1
Great Portland Estates PLC REIT	189	2
Hammerson PLC REIT	538	4
Hansteen Holdings PLC REIT	500	1
Helical PLC	67	—	@
HSBC Holdings PLC	2,327	22
Imperial Brands PLC	166	6
Intu Properties PLC REIT	590	1
Land Securities Group PLC REIT	496	6
Lloyds Banking Group PLC	7,870	7
LondonMetric Property PLC REIT	393	1
National Grid PLC	4,441	49
NewRiver PLC REIT	157	1
Next PLC	47	4
Pennon Group PLC	421	4
Primary Health Properties PLC REIT	380	1
Prudential PLC	462	11
RDI REIT PLC	801	—	@
Reckitt Benckiser Group PLC	103	8
Regional Ltd. REIT (c)	152	—	@
Rio Tinto PLC	186	10
Rolls-Royce Holdings PLC (d)	304	4
Royal Dutch Shell PLC, Class A	957	33
Safestore Holdings PLC REIT	139	1
Schroder Real Estate Investment Trust Ltd. REIT	349	—	@

Segro PLC REIT	558	5
Severn Trent PLC	244	6
Shaftesbury PLC REIT	160	2
Shire PLC	83	5
Target Healthcare Ltd. REIT	162	—	@
Taylor Wimpey PLC	1,417	3
Tesco PLC	1,173	4
Tritax Big Box PLC REIT	738	2
Unilever PLC	218	12
UNITE Group PLC (The) REIT	149	2
United Utilities Group PLC	701	7
Vodafone Group PLC	3,442	8
Workspace Group PLC REIT	80	1
WPP PLC	379	6
		378
United States (8.0%)
American Campus Communities, Inc. REIT	100	4
American Homes 4 Rent, Class A REIT	100	2
American Tower Corp. REIT	400	58
American Water Works Co., Inc.	200	17
Apartment Investment & Management Co., Class A REIT	100	4
Apple Hospitality, Inc. REIT	100	2
Aqua America, Inc.	200	7
Atmos Energy Corp.	100	9
AvalonBay Communities, Inc. REIT	100	17
Boston Properties, Inc. REIT	100	13
Brandywine Realty Trust REIT	100	2
Brixmor Property Group, Inc. REIT	200	3
Capital One Financial Corp.	1,732	159
CenterPoint Energy, Inc.	400	11
Cheniere Energy, Inc. (d)	200	13
Columbia Property Trust, Inc. REIT	100	2
Consolidated Edison, Inc.	300	23
Corporate Office Properties Trust REIT	100	3
Cousins Properties, Inc. REIT	200	2
Crown Castle International Corp. REIT	300	32
CubeSmart REIT	100	3
DDR Corp. REIT	100	2
DiamondRock Hospitality Co. REIT	100	1
Digital Realty Trust, Inc. REIT	100	11
Discover Financial Services	2,449	172
Douglas Emmett, Inc. REIT	100	4
Duke Realty Corp. REIT	200	6
Edison International	300	19
Empire State Realty Trust, Inc., Class A REIT	100	2
Enbridge Energy Management LLC (d)	116	1
EnLink Midstream LLC	100	2
Equity Commonwealth REIT (d)	100	3
Equity Residential REIT	200	13
Eversource Energy	300	18
Extra Space Storage, Inc. REIT	100	10
First Industrial Realty Trust, Inc. REIT	100	3
Forest City Realty Trust, Inc., Class A REIT	100	2
Franklin Street Properties Corp. REIT	100	1
Gaming and Leisure Properties, Inc. REIT	100	4
GGP, Inc. REIT	300	6
Gramercy Property Trust REIT	66	2
HCP, Inc. REIT	200	5
Healthcare Realty Trust, Inc. REIT	100	3

Healthcare Trust of America, Inc., Class A REIT	100	3
Highwoods Properties, Inc. REIT	100	5
Hospitality Properties Trust REIT	100	3
Host Hotels & Resorts, Inc. REIT	500	11
Hudson Pacific Properties, Inc. REIT	100	4
Investors Real Estate Trust REIT	100	1
JBG SMITH Properties REIT	50	2
Kilroy Realty Corp. REIT	100	8
Kimco Realty Corp. REIT	200	3
Kinder Morgan, Inc.	2,000	35
LaSalle Hotel Properties REIT	100	3
Lexington Realty Trust REIT	100	1
Liberty Property Trust REIT	100	4
Macerich Co. (The) REIT	100	6
Medical Properties Trust, Inc. REIT	200	3
Mid-America Apartment Communities, Inc. REIT	100	10
National Retail Properties, Inc. REIT	100	4
New Jersey Resources Corp.	100	4
New York REIT, Inc. REIT	10	—	@
NiSource, Inc.	300	8
Omega Healthcare Investors, Inc. REIT	100	3
ONEOK, Inc.	200	14
Paramount Group, Inc. REIT	100	2
PG&E Corp.	400	17
Physicians Realty Trust REIT	100	2
Piedmont Office Realty Trust, Inc., Class A REIT	100	2
ProLogis, Inc. REIT	300	20
Public Storage REIT	100	23
Quality Care Properties, Inc. REIT (d)	40	1
Realty Income Corp. REIT	100	5
Regency Centers Corp. REIT	100	6
Retail Opportunity Investments Corp. REIT	100	2
Retail Properties of America, Inc., Class A REIT	100	1
RLJ Lodging Trust REIT	136	3
Sabra Health Care, Inc. REIT	28	1
SBA Communications Corp. REIT (d)	100	17
Sempra Energy	200	23
Senior Housing Properties Trust REIT	100	2
Simon Property Group, Inc. REIT	200	34
SL Green Realty Corp. REIT	100	10
Spirit MTA REIT REIT (d)	20	—	@
Spirit Realty Capital, Inc. REIT	200	2
STORE Capital Corp. REIT	100	3
Sunstone Hotel Investors, Inc. REIT	100	2
Synchrony Financial	5,066	169
Tanger Factory Outlet Centers, Inc. REIT	100	2
Targa Resources Corp.	200	10
UDR, Inc. REIT	100	4
Ventas, Inc. REIT	200	11
VEREIT, Inc. REIT	600	4
Vornado Realty Trust REIT	100	7
Washington Prime Group, Inc. REIT	100	1
Weingarten Realty Investors REIT	100	3
Welltower, Inc. REIT	200	13
Williams Cos., Inc. (The)	600	16
Xenia Hotels & Resorts, Inc. REIT	100	2
		1,231
Total Common Stocks (Cost $3,130)		3,490

Investment Companies (8.0%)
Guernsey (0.0%)
Picton Property Income Ltd. (The) REIT (Guernsey)	289	—	@

United Kingdom (0.0%)
HICL Infrastructure Co., Ltd. (United Kingdom)	1,498	3

United States (8.0%)
Morgan Stanley Institutional Fund Trust - High Yield Portfolio (i)	54,303	538
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio (j)	76,964	685
		1,223
Total Investment Companies (Cost $1,265)		1,226

	No. of Rights
Rights (0.0%)
Italy (0.0%)
Intesa Sanpaolo SpA (d)	1,696	—

Spain (0.0%)
Repsol SA (d)	233	—	@
Total Rights (Cost $—)		—	@

Shares
Short-Term Investments (10.3%)
Investment Company (7.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $1,193)	1,192,621	1,193

	Face Amount (000)
U.S. Treasury Security (2.5%)
U.S. Treasury Bill,
2.02%, 11/1/18 (l)(m) (Cost $379)	$382	379
Total Short-Term Investments (Cost $1,572)		1,572
Total Investments (100.1%) (Cost $15,132) (n)(o)(p)		15,373
Liabilities in Excess of Other Assets (-0.1%)		(13)
Net Assets (100.0%)		$15,360

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.

(b)

Floating or Variable rate securities: The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Non-income producing security.
(e)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(f)	Security trades on the Hong Kong exchange.
(g)	Security has been deemed illiquid at June 30, 2018.
(h)

At June 30, 2018, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(i)

For the nine months ended June 30, 2018, there were no transactions in Morgan Stanley Institutional Fund Trust - High Yield Portfolio, Investment Company, an affiliate of the Adviser/Administrator and Distributor. For the nine months ended June 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in Morgan Stanley Institutional Fund Trust - High Yield Portfolio.

(j)

For the nine months ended June 30, 2018, there were no transactions in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio, Investment Company, an affiliate of the Adviser/Administrator and Distributor. For the nine months ended June 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio.

(k)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2018, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(l)	Rate shown is the yield to maturity at June 30, 2018.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

(p)

At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $925,000 and the aggregate gross unrealized depreciation is approximately $753,000, resulting in net unrealized appreciation of approximately $172,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2018:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$8		JPY	903		7/3/18	$ (—@	)
Australia and New Zealand Banking Group	AUD	145			$112		7/12/18	5
Australia and New Zealand Banking Group		$60		GBP	42		7/12/18	(4)
Bank of America NA	EUR	9			$11		7/12/18	—	@
Bank of America NA	EUR	42			$50		7/12/18	2
Bank of America NA	GBP	5			$7		7/12/18	—	@
Bank of America NA	JPY	815			$7		7/12/18	—	@
Bank of America NA	JPY	632			$6		7/12/18	—	@
Bank of America NA	JPY	903			$8		7/12/18	—	@
Bank of America NA	MXN	391			$20		7/12/18	—	@
Bank of America NA	MXN	1,507			$81		7/12/18	5
Bank of America NA	MXN	19			$1		7/12/18	(—@	)
Bank of America NA	NZD	45			$33		7/12/18	2
Bank of America NA	PLN	72			$20		7/12/18	1
Bank of America NA	PLN	70			$20		7/12/18	1
Bank of America NA		$1		AUD	1		7/12/18	(—@	)
Bank of America NA		$1		AUD	2		7/12/18	(—@	)
Bank of America NA		$18		CHF	17		7/12/18	(—@	)
Bank of America NA		$25		PLN	83		7/12/18	(3)
Barclays Bank PLC		$26		EUR	22		7/12/18	(—@	)
Citibank NA		$18		CHF	18		7/12/18	—	@
Goldman Sachs International	EUR	55			$68		7/12/18	4
Goldman Sachs International	PLN	70			$20		7/12/18	1
Goldman Sachs International	PLN	70			$20		7/12/18	1
Goldman Sachs International		$3		MXN	58		7/12/18	—	@
JPMorgan Chase Bank NA	CAD	7			$6		7/12/18	—	@
JPMorgan Chase Bank NA	NZD	31			$21		7/12/18	1
JPMorgan Chase Bank NA	NZD	30			$21		7/12/18	1
JPMorgan Chase Bank NA	RUB	1,082			$17		7/12/18	(—@	)
JPMorgan Chase Bank NA		$33		EUR	28		7/12/18	(—@	)
JPMorgan Chase Bank NA		$3		EUR	3		7/12/18	—	@
JPMorgan Chase Bank NA		$2		EUR	2		7/12/18	—	@
JPMorgan Chase Bank NA		$177		JPY	18,876		7/12/18	(6)
JPMorgan Chase Bank NA		$18		JPY	2,000		7/12/18	(—@	)
JPMorgan Chase Bank NA		$87		KRW	93,150		7/12/18	(4)
JPMorgan Chase Bank NA		$37		PLN	136		7/12/18	(1)
Royal Bank of Canada	CAD	46			$36		7/12/18	1
Royal Bank of Canada		$7		DKK	40		7/12/18	(—@	)
Royal Bank of Canada		$3		EUR	3		7/12/18	(—@	)
Royal Bank of Canada		$1		GBP	—	@	7/12/18	(—@	)
Royal Bank of Canada		$1		MXN	19		7/12/18	—	@
Royal Bank of Canada		$23		SEK	190		7/12/18	(2)
State Street Bank and Trust Co.	RUB	2,603			$42		7/12/18	1
State Street Bank and Trust Co.		$20		IDR	276,808		7/12/18	(1)
State Street Bank and Trust Co.		$11		KRW	11,863		7/12/18	(—@	)
UBS AG	PLN	64			$17		7/12/18	—	@
UBS AG		$8		CHF	8		7/12/18	—	@
UBS AG		$1		EUR	1		7/12/18	(—@	)
UBS AG		$2		JPY	269		7/12/18	(—@	)
UBS AG		$76		NOK	589		7/12/18	(3)
UBS AG		$—	@	NOK	2		7/12/18	(—@	)

UBS AG		$11	SGD	15	7/12/18	(—@	)
UBS AG		$20	THB	625	7/12/18	(1)
JPMorgan Chase Bank NA	INR	2,703		$39	9/19/18	—	@
Bank of America NA	CHF	21		$22	9/20/18	(—@	)
Bank of America NA	CNH	268		$41	9/20/18	1
Bank of America NA	PLN	254		$68	9/20/18	—	@
Bank of America NA	PLN	137		$37	9/20/18	(—@	)
Bank of Montreal	HUF	4,287		$15	9/20/18	—	@
Barclays Bank PLC	AUD	57		$42	9/20/18	(—@	)
Barclays Bank PLC	AUD	31		$23	9/20/18	(—@	)
Barclays Bank PLC	EUR	375		$436	9/20/18	(4)
Barclays Bank PLC	GBP	7		$9	9/20/18	(—@	)
Barclays Bank PLC	SGD	60		$44	9/20/18	—	@
Barclays Bank PLC		$370	GBP	280	9/20/18	1
Citibank NA	AUD	54		$40	9/20/18	(—@	)
Citibank NA	CAD	25		$19	9/20/18	(—@	)
Citibank NA	CZK	753		$37	9/20/18	3
Citibank NA	CZK	195		$10	9/20/18	1
Citibank NA	CZK	160		$7	9/20/18	(—@	)
Citibank NA	EUR	16		$19	9/20/18	1
Citibank NA	EUR	15		$17	9/20/18	—	@
Citibank NA	EUR	678		$841	9/20/18	45
Citibank NA	EUR	134		$156	9/20/18	(1)
Citibank NA	ILS	25		$7	9/20/18	—	@
Citibank NA	THB	1,659		$51	9/20/18	—	@
Citibank NA		$843	CZK	17,338	9/20/18	(60)
Citibank NA		$21	CZK	434	9/20/18	(1)
Citibank NA		$28	CZK	616	9/20/18	(—@	)
Citibank NA		$24	EUR	19	9/20/18	(2)
Citibank NA		$8	EUR	6	9/20/18	(—@	)
Citibank NA		$6	EUR	5	9/20/18	(—@	)
Citibank NA		$124	GBP	94	9/20/18	—	@
Citibank NA		$147	SEK	1,307	9/20/18	(—@	)
Citibank NA		$114	TRY	558	9/20/18	4
Commonwealth Bank of Australia	EUR	70		$81	9/20/18	(1)
Commonwealth Bank of Australia		$74	GBP	56	9/20/18	—	@
Credit Suisse International		$4	GBP	3	9/20/18	—	@
Goldman Sachs International	AUD	252		$186	9/20/18	(1)
Goldman Sachs International	EUR	15		$17	9/20/18	(—@	)
Goldman Sachs International	EUR	42		$49	9/20/18	—	@
Goldman Sachs International	HKD	316		$40	9/20/18	(—@	)
Goldman Sachs International	HKD	203		$26	9/20/18	(—@	)
Goldman Sachs International	HUF	6,802		$24	9/20/18	—	@
Goldman Sachs International	JPY	7,666		$70	9/20/18	1
Goldman Sachs International		$1	GBP	1	9/20/18	—	@
Goldman Sachs International	ZAR	806		$58	9/20/18	(—@	)
JPMorgan Chase Bank NA	AUD	157		$116	9/20/18	(1)
JPMorgan Chase Bank NA	CAD	354		$267	9/20/18	(2)
JPMorgan Chase Bank NA		$9	CHF	9	9/20/18	—	@
JPMorgan Chase Bank NA		$8	CNY	52	9/20/18	(—@	)
JPMorgan Chase Bank NA		$17	EUR	14	9/20/18	—	@
JPMorgan Chase Bank NA		$10	JPY	1,101	9/20/18	(—@	)
JPMorgan Chase Bank NA		$74	MXN	1,541	9/20/18	3
JPMorgan Chase Bank NA		$9	MXN	183	9/20/18	—	@
JPMorgan Chase Bank NA		$191	RUB	11,998	9/20/18	(1)
JPMorgan Chase Bank NA		$12	ZAR	170	9/20/18	—	@
JPMorgan Chase Bank NA	ZAR	255		$18	9/20/18	(—@	)
State Street Bank and Trust Co.	ARS	315		$11	9/20/18	1
State Street Bank and Trust Co.	AUD	116		$86	9/20/18	(—@	)
State Street Bank and Trust Co.	BRL	344		$91	9/20/18	3
State Street Bank and Trust Co.	BRL	26		$7	9/20/18	—	@

State Street Bank and Trust Co.	CLP	26,030		$41	9/20/18	1
State Street Bank and Trust Co.	COP	57,924		$20	9/20/18	—	@
State Street Bank and Trust Co.	IDR	889,127		$63	9/20/18	2
State Street Bank and Trust Co.	IDR	131,599		$9	9/20/18	—	@
State Street Bank and Trust Co.	KRW	29,506		$27	9/20/18	1
State Street Bank and Trust Co.	KRW	11,200		$10	9/20/18	—	@
State Street Bank and Trust Co.	TWD	1,210		$41	9/20/18	1
State Street Bank and Trust Co.		$2	GBP	2	9/20/18	—	@
State Street Bank and Trust Co.		$65	MXN	1,349	9/20/18	2
UBS AG	AUD	254		$187	9/20/18	(1)
UBS AG	CAD	23		$18	9/20/18	(—@	)
UBS AG	CAD	20		$15	9/20/18	(—@	)
UBS AG	DKK	68		$11	9/20/18	(—@	)
UBS AG	ILS	66		$18	9/20/18	—	@
UBS AG	JPY	1,385		$13	9/20/18	—	@
UBS AG	NOK	532		$65	9/20/18	(1)
UBS AG		$5	CHF	5	9/20/18	—	@
UBS AG		$38	SEK	338	9/20/18	(—@	)
UBS AG		$261	TRY	1,283	9/20/18	9
UBS AG		$13	TRY	62	9/20/18	(—@	)
UBS AG	ZAR	43		$3	9/20/18	(—@	)
State Street Bank and Trust Co.	BRL	2,209		$572	5/16/19	18
State Street Bank and Trust Co.	BRL	829		$214	5/16/19	6
State Street Bank and Trust Co.	BRL	857		$221	5/16/19	6
State Street Bank and Trust Co.	BRL	71		$18	5/16/19	—	@
JPMorgan Chase Bank NA	CNH	3,860		$578	6/20/19	3
JPMorgan Chase Bank NA	CNH	93		$14	6/20/19	(—@	)
						$38

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro Stoxx 50 (Germany)	9	Sep-18	—	@	$356	$(7)
German Euro BOBL (Germany)	1	Sep-18	100		154	1
MSCI Emerging Market E Mini (United States)	1	Sep-18	—	@	53	(—@	)
NIKKEI 225 Index (Japan)	2	Sep-18	1		201	(1)
OMXS 30 (Sweden) (Sweden)	2	Jul-18	—	@	35	(—@	)
S&P 500 E Mini Index (United States)	20	Sep-18	1		2,722	(56)
TOPIX Index (Japan)	2	Sep-18	20		313	(7)
U.S. Treasury 10 yr. Note (United States)	1	Sep-18	100		120	—	@
U.S. Treasury 10 yr. Ultra Long Bond (United States)	2	Sep-18	200		256	1
U.S. Treasury 2 yr. Note (United States)	3	Sep-18	600		635	—	@
U.S. Treasury Ultra Bond (United States)	1	Sep-18	100		160	3
Short:
Copper Future (United States)	3	Sep-18	(75)		(222)	3
German Euro Bund (Germany)	3	Sep-18	(300)		(569)	(6)
Hang Seng China Enterprises Index (Hong Kong)	6	Jul-18	(—@	)	(416)	1
						$(68)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at June 30, 2018:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co., LLC* CDX.NA.HY.27	NR	Sell	5.00%	Quarterly	12/20/21		$36	$2	$1	$1
Morgan Stanley & Co., LLC* ITRAXX.XO.27	NR	Sell	5.00	Quarterly	6/20/22	EUR	138	17	14	3
								$19	$15	$4

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW	73,000	$(2)	$—		$(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/ Monthly	10/21/19	MXN	3,955	(2)	—		(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/ Monthly	10/21/19	4,127		(2)	—		(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/ Monthly	10/21/19	3,968		(2)	—		(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/ Monthly	12/5/19	4,141		(2)	—		(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/ Monthly	12/5/19	4,279		(2)	—		(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.64	Monthly/ Monthly	12/5/19	2,457		(1)	—		(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/ Monthly	12/19/19	6,582		(1)	—		(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/ Monthly	12/19/19	5,358		(1)	—		(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/ Monthly	12/20/19	4,360		(—@ )	—		(—@ )
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.08	Monthly/ Monthly	12/20/19	4,247		(—@ )	—		(—@ )
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.07	Monthly/ Monthly	12/25/19	5,529		(—@ )	—		(—@ )
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.09	Monthly/ Monthly	12/26/19	5,529		(—@ )	—		(—@ )
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.10	Monthly/ Monthly	12/26/19	5,529		(—@ )	—		(—@ )
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/ Monthly	12/27/19	5,936		(—@ )	—		(—@ )
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.71	Monthly/ Monthly	4/23/20	1,925		(1)	—	@	(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.90	Monthly/ Monthly	5/25/20	1,651		(—@ )	—	@	(—@ )

Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.94	Monthly/ Monthly	12/9/27		1,490	— @	—		— @
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.95	Monthly/ Monthly	12/9/27		1,292	— @	—		— @
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.00	Monthly/ Monthly	12/10/27		1,734	(1)	—		(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.01	Monthly/ Monthly	12/10/27		2,079	— @	—		— @
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.02	Monthly/ Monthly	12/10/27		1,735	(1)	—		(1)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/ Quarterly	12/13/27	ZAR	2,803	4	—		4
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/ Monthly	12/15/27	MXN	1,734	(1)	—		(1)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.37	Quarterly/ Quarterly	12/15/27	ZAR	2,219	1	—		1
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/ Monthly	12/16/27	MXN	1,735	(1)	—		(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.14	Monthly/ Monthly	12/16/27		1,734	(1)	—		(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.11	Monthly/ Monthly	12/17/27		1,439	(—@ )	—		(—@ )
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.88	Quarterly/ Quarterly	1/4/28	ZAR	1,309	(2)	—		(2)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.83	Quarterly/ Quarterly	1/19/28		2,136	(4)	—		(4)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.81	Quarterly/ Quarterly	1/24/28		1,250	(3)	—		(3)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.71	Quarterly/ Quarterly	4/26/28		611	(2)	—		(2)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.02	Semi-Annual/ Quarterly	6/22/28		$105	(1)	—		(1)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.34	Quarterly/ Quarterly	6/27/28	ZAR	1,156	— @	—		— @
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.04	Semi-Annual/ Quarterly	6/22/48		$88	(1)	—		(1)
								$(29)	$—	@	$(29)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2018:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Received (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	$57	$1	$ (—@	)	$1
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	105	3	—		3
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	31	1	—		1

JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	25	1		—	1
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	61	1		—	1
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	118	1		—	1
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	37	—	@	—	—	@
JPMorgan Chase Bank NA	JPM Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	11/21/18	35	3		—	3
JPMorgan Chase Bank NA	JPM Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	11/21/18	23	2		—	2
JPMorgan Chase Bank NA	JPM Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	11/23/18	49	4		—	4
JPMorgan Chase Bank NA	JPM Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	11/23/18	36	3		—	3
JPMorgan Chase Bank NA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.62%	Quarterly	1/24/19	521	(50)		—	(50)
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	2/8/19	391	(15)		—	(15)
JPMorgan Chase Bank NA	JPM Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.15%	Quarterly	3/6/19	32	(—@	)	—	(—@	)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/19	91	9		—	9

JPMorgan Chase Bank NA	JPM Custom Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.22%	Quarterly	5/1/19		70	2	—		2
JPMorgan Chase Bank NA	JPM Custom Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.22%	Quarterly	5/1/19		70	1	—		1
JPMorgan Chase Bank NA	JPM Custom Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.22%	Quarterly	5/1/19		65	(1)	—		(1)
JPMorgan Chase Bank NA	JPM Canada Banks Index††	Pay	3 Month CDOR plus 0.30%	Quarterly	5/8/19		103	(1)	—		(1)
JPMorgan Chase Bank NA	JPM Canada Banks Index††	Pay	3 Month CDOR plus 0.30%	Quarterly	5/8/19	CAD	103	(1)	—		(1)
JPMorgan Chase Bank NA	JPM Canada Banks Index††	Pay	3 Month CDOR plus 0.30%	Quarterly	5/8/19		120	1	—		1
JPMorgan Chase Bank NA	JPM Canada Banks Index††	Pay	3 Month CDOR plus 0.30%	Quarterly	5/8/19		131	1	—		1
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19	$70		(—@ )	—		(—@ )
JPMorgan Chase Bank NA	JPM U.S. Banks Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	6/14/19		258	9	—		9
JPMorgan Chase Bank NA	JPM U.S. Banks Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	6/14/19		270	6	—		6
JPMorgan Chase Bank NA	JPM Defense Contractors Index ††	Pay	3 Month USD LIBOR plus 0.11%	Quarterly	6/17/19		81	5	—		5
								$(14)	$ (—@	)	$(14)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Long U.S. Defensives Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index
Abbott Laboratories	1,407	$86	0.87%
AbbVie, Inc.	1,291	120	1.22
AES Corp.	2,315	31	0.31
Aetna, Inc.	269	49	0.50
Agilent Technologies, Inc.	260	16	0.16
Alexion Pharmaceuticals, Inc.	181	22	0.23
Align Technology, Inc.	58	20	0.20
Allergan PLC	271	45	0.46
Alliant Energy Corp.	810	34	0.35
Altria Group, Inc.	2,694	153	1.55
Ameren Corp.	851	52	0.53
American Electric Power Co., Inc.	1,724	119	1.21
American Water Works Co., Inc.	625	53	0.54
AmerisourceBergen Corp.	131	11	0.11
Amgen, Inc.	591	109	1.10
Anthem, Inc.	213	51	0.51
Archer-Daniels-Midland Co.	790	36	0.37
AT&T, Inc.	38,194	1,226	12.42
Baxter International, Inc.	406	30	0.30
Becton Dickinson and Co.	214	51	0.52
Biogen, Inc.	171	50	0.50
Boston Scientific Corp.	1,111	36	0.37
Bristol-Myers Squibb Co.	1,328	73	0.75
Brown-Forman Corp.	344	17	0.17
Campbell Soup Co.	272	11	0.11
Cardinal Health, Inc.	256	13	0.13
Celgene Corp.	634	50	0.51
Centene Corp.	140	17	0.18
CenterPoint Energy, Inc.	1,511	42	0.42
CenturyLink, Inc.	6,044	113	1.14
Cerner Corp.	255	15	0.16
Church & Dwight Co., Inc.	350	19	0.19
Cigna Corp.	204	35	0.35
Clorox Co. (The)	181	24	0.25
CMS Energy Corp.	989	47	0.47
Coca-Cola Co. (The)	5,391	236	2.40
Colgate-Palmolive Co.	1,237	80	0.81
Conagra Brands, Inc.	584	21	0.21
Consolidated Edison, Inc.	1,086	85	0.86
Constellation Brands, Inc.	241	53	0.53
Cooper Cos., Inc. (The)	40	9	0.10
Costco Wholesale Corp.	616	129	1.30
Coty, Inc.	662	9	0.09
CVS Health Corp.	1,428	92	0.93
Danaher Corp.	495	49	0.50
DaVita, Inc.	124	9	0.09
DENTSPLY SIRONA, Inc.	186	8	0.08
Dominion Energy, Inc.	2,253	154	1.56
DTE Energy Co.	629	65	0.66
Duke Energy Corp.	2,454	194	1.97

Edison International	1,142	72	0.73
Edwards Lifesciences Corp.	171	25	0.25
Eli Lilly & Co.	785	67	0.68
Entergy Corp.	629	51	0.52
Envision Healthcare Corp.	98	4	0.04
Estee Lauder Cos., Inc. (The)	314	45	0.45
Eversource Energy	1,111	65	0.66
Exelon Corp.	3,366	143	1.45
Express Scripts Holding Co.	468	36	0.37
FirstEnergy Corp.	1,558	56	0.57
General Mills, Inc.	810	36	0.36
Gilead Sciences, Inc.	1,058	75	0.76
HCA Healthcare, Inc.	234	24	0.24
Henry Schein, Inc.	129	9	0.09
Hershey Co. (The)	198	18	0.19
Hologic, Inc.	227	9	0.09
Hormel Foods Corp.	379	14	0.14
Humana, Inc.	117	35	0.35
IDEXX Laboratories, Inc.	71	15	0.16
Illumina, Inc.	118	33	0.33
Incyte Corp.	138	9	0.09
Intuitive Surgical, Inc.	91	44	0.44
IQVIA Holdings, Inc.	123	12	0.12
JM Smucker Co. (The)	160	17	0.17
Johnson & Johnson	2,174	264	2.67
Kellogg Co.	349	24	0.25
Keurig Dr. Pepper, Inc.	255	31	0.32
Kimberly-Clark Corp.	496	52	0.53
Kraft Heinz Co. (The)	838	53	0.53
Kroger Co. (The)	1,260	36	0.36
Laboratory Corp. of America Holdings	82	15	0.15
McCormick & Co., Inc.	167	19	0.20
McKesson Corp.	170	23	0.23
Medtronic PLC	1,097	94	0.95
Merck & Co., Inc.	2,215	134	1.36
Mettler-Toledo International, Inc.	21	12	0.12
Molson Coors Brewing Co.	259	18	0.18
Mondelez International, Inc.	2,117	87	0.88
Monster Beverage Corp.	582	33	0.34
Mylan N.V.	434	16	0.16
NextEra Energy, Inc.	1,641	274	2.78
NiSource, Inc.	1,143	30	0.30
NRG Energy, Inc.	1,054	32	0.33
Patterson Cos., Inc.	67	2	0.02
PepsiCo, Inc.	2,006	218	2.21
PerkinElmer, Inc.	89	7	0.07
Perrigo Co., PLC	107	8	0.08
Pfizer, Inc.	4,834	175	1.78
PG&E Corp.	1,798	77	0.78
Philip Morris International, Inc.	2,181	176	1.78
Pinnacle West Capital Corp.	391	31	0.32
PPL Corp.	2,395	68	0.69
Procter & Gamble Co. (The)	3,581	280	2.83
Public Service Enterprise Group, Inc.	1,774	96	0.97
Quest Diagnostics, Inc.	110	12	0.12
Regeneron Pharmaceuticals, Inc.	62	21	0.22
ResMed, Inc.	115	12	0.12
SCANA Corp.	501	19	0.20

Sempra Energy	880	102	1.03
Southern Co. (The)	3,504	162	1.64
Stryker Corp.	261	44	0.45
Sysco Corp.	682	47	0.47
Thermo Fisher Scientific, Inc.	324	67	0.68
Tyson Foods, Inc.	406	28	0.28
UnitedHealth Group, Inc.	783	192	1.95
Universal Health Services, Inc.	72	8	0.08
Varian Medical Systems, Inc.	74	8	0.09
Verizon Communications, Inc.	25,376	1,277	12.93
Vertex Pharmaceuticals, Inc.	204	35	0.35
Walgreens Boots Alliance, Inc.	1,219	73	0.74
Walmart, Inc.	2,056	176	1.78
Waters Corp.	65	13	0.13
WEC Energy Group, Inc.	1,106	72	0.72
Xcel Energy, Inc.	1,780	81	0.82
Zimmer Biomet Holdings, Inc.	164	18	0.19
Zoetis, Inc.	398	34	0.34
Total		$9,869	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Cyclicals Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index
3M Co.	696	$137	1.30%
Accenture PLC	286	47	0.44
Activision Blizzard, Inc.	350	27	0.25
Acuity Brands, Inc.	49	6	0.05
Adobe Systems, Inc.	229	56	0.53
Advance Auto Parts, Inc.	72	10	0.09
Advanced Micro Devices, Inc.	373	6	0.05
Air Products & Chemicals, Inc.	897	140	1.32
Akamai Technologies, Inc.	79	6	0.05
Alaska Air Group, Inc.	144	9	0.08
Albemarle Corp.	455	43	0.41
Allegion PLC	111	9	0.08
Alliance Data Systems Corp.	22	5	0.05
Alphabet, Inc.	140	156	1.48
Alphabet, Inc.	138	156	1.47
Amazon.com, Inc.	390	663	6.27
American Airlines Group, Inc.	506	19	0.18
AMETEK, Inc.	269	19	0.18
Amphenol Corp.	141	12	0.12
Analog Devices, Inc.	170	16	0.15
ANSYS, Inc.	39	7	0.06
AO Smith Corp.	171	10	0.10
Apergy Corp.	91	4	0.04
Apple, Inc.	2,392	443	4.19
Applied Materials, Inc.	494	23	0.22
Aptiv PLC	261	24	0.23
Arconic, Inc.	493	8	0.08
Autodesk, Inc.	102	13	0.13
Automatic Data Processing, Inc.	206	28	0.26
AutoZone, Inc.	27	18	0.17
Avery Dennison Corp.	364	37	0.35
Ball Corp.	1,448	51	0.49
Best Buy Co., Inc.	260	19	0.18
Boeing Co. (The)	648	217	2.06
Booking Holdings, Inc.	48	97	0.92
BorgWarner, Inc.	194	8	0.08
Broadcom, Inc.	188	46	0.43
CA, Inc.	146	5	0.05
Cadence Design Systems, Inc.	130	6	0.05
CarMax, Inc.	179	13	0.12
Carnival Corp.	399	23	0.22
Caterpillar, Inc.	690	94	0.89
CBS Corp.	356	20	0.19
CF Industries Holdings, Inc.	960	43	0.40
CH Robinson Worldwide, Inc.	164	14	0.13
Charter Communications, Inc.	197	58	0.55
Chipotle Mexican Grill, Inc.	25	11	0.10
Cintas Corp.	100	19	0.18
Cisco Systems, Inc.	2,316	100	0.94
Citrix Systems, Inc.	67	7	0.07

Cognizant Technology Solutions Corp.	274	22	0.21
Comcast Corp.	4,605	151	1.43
Corning, Inc.	418	11	0.11
CSX Corp.	1,066	68	0.64
Cummins, Inc.	184	24	0.23
Darden Restaurants, Inc.	123	13	0.13
Deere & Co.	373	52	0.49
Delphi Technologies PLC	87	4	0.04
Delta Air Lines, Inc.	777	38	0.36
Discovery, Inc.	199	5	0.05
Discovery, Inc.	151	4	0.04
DISH Network Corp.	223	7	0.07
Dollar General Corp.	255	25	0.24
Dollar Tree, Inc.	232	20	0.19
Dover Corp.	182	13	0.13
DowDuPont, Inc.	9,605	633	5.99
DR Horton, Inc.	333	14	0.13
DXC Technology Co.	132	11	0.10
Eastman Chemical Co.	596	60	0.56
Eaton Corp PLC	519	39	0.37
eBay, Inc.	461	17	0.16
Ecolab, Inc.	1,072	150	1.42
Electronic Arts, Inc.	143	20	0.19
Emerson Electric Co.	747	52	0.49
Equifax, Inc.	140	18	0.17
Expedia Group, Inc.	120	14	0.14
Expeditors International of Washington I	211	15	0.15
F5 Networks, Inc.	29	5	0.05
Facebook, Inc.	1,098	213	2.02
Fastenal Co.	336	16	0.15
FedEx Corp.	288	65	0.62
Fidelity National Information Services I	154	16	0.16
Fiserv, Inc.	194	14	0.14
FLIR Systems, Inc.	64	3	0.03
Flowserve Corp.	152	6	0.06
Fluor Corp.	163	8	0.08
FMC Corp.	552	49	0.47
Foot Locker, Inc.	121	6	0.06
Ford Motor Co.	3,829	42	0.40
Fortive Corp.	356	27	0.26
Fortune Brands Home & Security, Inc.	180	10	0.09
Freeport-McMoRan, Inc.	5,539	96	0.91
Gap, Inc. (The)	215	7	0.07
Garmin Ltd.	109	7	0.06
Gartner, Inc.	42	6	0.05
General Dynamics Corp.	325	61	0.57
General Electric Co.	10,102	137	1.30
General Motors Co.	1,284	51	0.48
Genuine Parts Co.	144	13	0.13
Global Payments, Inc.	71	8	0.07
Goodyear Tire & Rubber Co. (The)	246	6	0.05
H&R Block, Inc.	205	5	0.04
Hanesbrands, Inc.	357	8	0.07
Harley-Davidson, Inc.	167	7	0.07
Harris Corp.	55	8	0.08
Hasbro, Inc.	111	10	0.10
Hewlett Packard Enterprise Co.	761	11	0.11
Hilton Worldwide Holdings, Inc.	200	16	0.15

Home Depot, Inc. (The)	1,154	225		2.13
Honeywell International, Inc.	889	128		1.21
HP, Inc.	774	18		0.17
IHS Markit Ltd.	424	22		0.21
Illinois Tool Works, Inc.	361	50		0.47
Ingersoll-Rand PLC	296	27		0.25
Intel Corp.	2,176	108		1.02
International Business Machines Corp.	401	56		0.53
International Flavors & Fragrances, Inc.	325	40		0.38
International Paper Co.	1,700	89		0.84
Interpublic Group of Cos., Inc. (The)	385	9		0.09
Intuit, Inc.	113	23		0.22
Jacobs Engineering Group, Inc.	140	9		0.08
JB Hunt Transport Services, Inc.	100	12		0.12
Johnson Controls International PLC	1,088	36		0.34
Juniper Networks, Inc.	176	5		0.05
Kansas City Southern	123	13		0.12
KLA-Tencor Corp.	73	7		0.07
Kohl’s Corp.	165	12		0.11
L Brands, Inc.	244	9		0.09
L3 Technologies, Inc.	91	18		0.17
Lam Research Corp.	75	13		0.12
Leggett & Platt, Inc.	130	6		0.05
Lennar Corp.	199	10		0.10
Lennar Corp.	4	—	@	—	@@
LKQ Corp.	302	10		0.09
Lockheed Martin Corp.	292	86		0.82
Lowe’s Cos., Inc.	827	79		0.75
LyondellBasell Industries N.V.	1,336	147		1.39
Macy’s, Inc.	298	11		0.11
Marriott International, Inc.	306	39		0.37
Martin Marietta Materials, Inc.	259	58		0.55
Masco Corp.	372	14		0.13
Mastercard, Inc.	432	85		0.80
Mattel, Inc.	336	6		0.05
McDonald’s Corp.	793	124		1.18
MGM Resorts International	507	15		0.14
Michael Kors Holdings Ltd.	148	10		0.09
Microchip Technology, Inc.	108	10		0.09
Micron Technology, Inc.	516	27		0.26
Microsoft Corp.	3,567	352		3.33
Mohawk Industries, Inc.	62	13		0.13
Mosaic Co. (The)	1,445	41		0.38
Motorola Solutions, Inc.	75	9		0.08
NetApp, Inc.	125	10		0.09
Netflix, Inc.	423	166		1.57
Newell Brands, Inc.	480	12		0.12
Newmont Mining Corp.	2,195	83		0.78
News Corp.	374	6		0.05
News Corp.	119	2		0.02
Nielsen Holdings PLC	392	12		0.11
NIKE, Inc.	1,286	102		0.97
Nordstrom, Inc.	114	6		0.06
Norfolk Southern Corp.	336	51		0.48
Northrop Grumman Corp.	203	62		0.59
Norwegian Cruise Line Holdings Ltd.	174	8		0.08
Nucor Corp.	1,315	82		0.78
nVent Electric PLC	193	5		0.05

NVIDIA Corp.	278	66	0.62
Omnicom Group, Inc.	226	17	0.16
Oracle Corp.	1,399	62	0.58
O’Reilly Automotive, Inc.	86	24	0.22
PACCAR, Inc.	410	25	0.24
Packaging Corp of America	388	43	0.41
Parker-Hannifin Corp.	155	24	0.23
Paychex, Inc.	148	10	0.10
PayPal Holdings, Inc.	523	44	0.41
Pentair PLC	193	8	0.08
Perspecta, Inc.	66	1	0.01
PPG Industries, Inc.	1,056	110	1.04
PulteGroup, Inc.	272	8	0.07
PVH Corp.	76	11	0.11
Qorvo, Inc.	59	5	0.04
QUALCOMM, Inc.	684	38	0.36
Quanta Services, Inc.	176	6	0.06
Ralph Lauren Corp.	54	7	0.06
Raytheon Co.	339	65	0.62
Red Hat, Inc.	82	11	0.10
Republic Services, Inc.	267	18	0.17
Robert Half International, Inc.	147	10	0.09
Rockwell Automation, Inc.	150	25	0.24
Roper Technologies, Inc.	119	33	0.31
Ross Stores, Inc.	381	32	0.31
Royal Caribbean Cruises Ltd.	168	17	0.16
salesforce.com, Inc.	316	43	0.41
Seagate Technology PLC	133	8	0.07
Sealed Air Corp.	782	33	0.31
Sherwin-Williams Co. (The)	338	138	1.30
Signet Jewelers Ltd.	59	3	0.03
Skyworks Solutions, Inc.	85	8	0.08
Snap-on, Inc.	67	11	0.10
Southwest Airlines Co.	642	33	0.31
Stanley Black & Decker, Inc.	179	24	0.22
Starbucks Corp.	1,414	69	0.65
Stericycle, Inc.	100	7	0.06
Symantec Corp.	285	6	0.06
Synopsys, Inc.	70	6	0.06
Tapestry, Inc.	277	13	0.12
Target Corp.	535	41	0.39
TE Connectivity Ltd.	164	15	0.14
Texas Instruments, Inc.	459	51	0.48
Textron, Inc.	309	20	0.19
Tiffany & Co.	100	13	0.12
TJX Cos., Inc. (The)	623	59	0.56
Total System Services, Inc.	78	7	0.06
Tractor Supply Co.	124	9	0.09
TransDigm Group, Inc.	56	19	0.18
TripAdvisor, Inc.	106	6	0.06
Twenty-First Century Fox, Inc.	1,030	51	0.48
Twenty-First Century Fox, Inc.	430	21	0.20
Ulta Beauty, Inc.	57	13	0.13
Under Armour, Inc.	181	4	0.04
Under Armour, Inc.	182	4	0.04
Union Pacific Corp.	934	132	1.25
United Continental Holdings, Inc.	302	21	0.20
United Parcel Service, Inc.	804	85	0.81

United Rentals, Inc.	99	15	0.14
United Technologies Corp.	867	108	1.03
VeriSign, Inc.	40	5	0.05
Verisk Analytics, Inc.	181	19	0.18
VF Corp.	320	26	0.25
Viacom, Inc.	345	10	0.10
Visa, Inc.	847	112	1.06
Vulcan Materials Co.	545	70	0.67
Walt Disney Co. (The)	1,511	158	1.50
Waste Management, Inc.	472	38	0.36
Western Digital Corp.	137	11	0.10
Western Union Co. (The)	215	4	0.04
WestRock Co.	1,046	60	0.56
Whirlpool Corp.	71	10	0.10
WW Grainger, Inc.	61	19	0.18
Wyndham Destinations, Inc.	101	4	0.04
Wyndham Hotels & Resorts, Inc.	101	6	0.06
Wynn Resorts Ltd.	78	13	0.12
Xerox Corp.	99	2	0.02
Xilinx, Inc.	115	8	0.07
Xylem, Inc.	210	14	0.13
Yum! Brands, Inc.	338	26	0.25
Total		$10,564	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Machinery Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Machinery Index
AGCO Corp.	2,437	$148	1.55%
Apergy Corp.	2,379	99	1.04
Caterpillar, Inc.	18,170	2,465	25.91
Cummins, Inc.	4,889	650	6.84
Deere & Co.	9,912	1,386	14.57
Dover Corp.	4,757	348	3.66
Flowserve Corp.	4,020	162	1.71
Illinois Tool Works, Inc.	10,439	1,446	15.20
Ingersoll-Rand PLC	7,598	682	7.17
nVent Electric PLC	5,562	140	1.47
PACCAR, Inc.	10,473	649	6.82
Parker-Hannifin Corp.	4,071	634	6.67
Pentair PLC	5,562	234	2.46
SPX Corp.	1,295	45	0.48
SPX Flow, Inc.	1,273	56	0.59
Xylem, Inc.	5,454	367	3.86
Total		$9,511	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short Non-U.S. Machinery Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short Non-U.S. Machinery Index
Alfa Laval AB	62,929	$1,494	2.39%
Atlas Copco AB	180,112	5,247	8.38
CNH Industrial N.V.	207,203	2,201	3.51
CRRC Corp., Ltd.	7,113,862	5,522	8.81
Doosan Infracore Co., Ltd.	30,449	264	0.42
Epiroc AB	180,112	1,891	3.02
GEA Group AG	29,101	982	1.57
Hino Motors Ltd.	87,307	932	1.49
Hitachi Construction Machinery Co., Ltd.	32,460	1,055	1.68
Hiwin Technologies Corp.	41,803	494	0.79
Hyundai Heavy Industries Co., Ltd.	8,873	813	1.30
Hyundai Mipo Dockyard Co., Ltd.	3,024	233	0.37
IMI PLC	41,552	621	0.99
JTEKT Corp.	51,679	703	1.12
Kawasaki Heavy Industries Ltd.	25,103	740	1.18
Komatsu Ltd.	146,484	4,189	6.69
Kone Oyj	79,517	4,054	6.47
Kubota Corp.	187,146	2,945	4.70
MAN SE	22,239	2,518	4.02
Melrose Industries PLC	295,575	830	1.32
Metso Oyj	22,861	766	1.22
NGK Insulators Ltd.	49,322	878	1.40
Samsung Heavy Industries Co., Ltd.	65,333	419	0.67
Sandvik AB	190,222	3,378	5.39
Schindler Holding AG	16,033	3,452	5.51
SMC Corp.	10,188	3,737	5.97
Sulzer AG	7,149	869	1.39
Sumitomo Heavy Industries Ltd.	18,659	630	1.01
Volvo AB	323,189	5,170	8.25
Wartsila Oyj Abp	89,851	1,766	2.82
Weichai Power Co., Ltd.	1,325,049	1,827	2.92
Weir Group PLC (The)	34,157	901	1.44
Yangzijiang Shipbuilding Holdings Ltd.	594,586	395	0.63
Zoomlion Co., Ltd.	1,696,238	724	1.16
Total		$62,640	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short Elevators Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short Elevators Index
Fujitec Co., Ltd.	17,516	$216	2.23%
Kone Oyj	99,151	5,055	52.23
Schindler Holding AG	19,910	4,287	44.30
Yungtay Engineering Co., Ltd.	75,811	120	1.24
Total		$9,678	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	230,551	$177	13.18%
China CITIC Bank Corp., Ltd.	743,160	465	34.71
China Everbright Bank Co., Ltd.	57,105	25	1.83
China Merchants Bank Co., Ltd.	131,691	486	36.26
China Minsheng Banking Corp., Ltd.	198,298	142	10.58
Chongqing Rural Commercial Bank Co., Ltd.	77,532	46	3.44
Total		$1,341	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short Luxury Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short Luxury Index
Brunello Cucinelli SpA	112	$5	0.42%
Burberry Group PLC	1,410	40	3.39
Christian Dior SE	77	32	2.74
Cie Financiere Richemont SA	1,896	161	13.58
Hermes International	105	64	5.41
Hugo Boss AG	233	21	1.79
Kering SA	449	253	21.41
LVMH Moet Hennessy Louis Vuitton SE	1,256	418	35.34
Moncler SpA	840	38	3.23
Salvatore Ferragamo SpA	559	14	1.15
Swatch Group AG (The)	181	86	7.26
Tapestry, Inc.	940	44	3.71
Tod’s SpA	109	7	0.57
Total		$1,183	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Canada Banks Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Canada Banks Index
Bank of Montreal	503	$39	12.89%
Bank of Nova Scotia (The)	930	53	17.45
Canadian Imperial Bank of Commerce	338	29	9.75
National Bank of Canada	264	13	4.20
Royal Bank of Canada	1,130	85	28.21
Toronto-Dominion Bank (The)	1,433	83	27.50
Total		$302	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Banks Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM U.S. Banks Index
Bank of America Corp.	9,732	$274	24.29%
BB&T Corp.	778	39	3.48
CIT Group, Inc.	116	6	0.52
Citigroup, Inc.	2,570	172	15.23
Citizens Financial Group, Inc.	487	19	1.68
Comerica, Inc.	173	16	1.39
East West Bancorp, Inc.	145	9	0.83
Fifth Third Bancorp	694	20	1.76
First Republic Bank	162	16	1.39
Huntington Bancshares, Inc.	1,102	16	1.44
KeyCorp	1,061	21	1.84
M&T Bank Corp.	143	24	2.15
New York Community Bancorp, Inc.	488	5	0.48
People’s United Financial, Inc.	346	6	0.55
PNC Financial Services Group, Inc. (The)	473	64	5.66
Regions Financial Corp.	1,123	20	1.77
Signature Bank	55	7	0.62
SunTrust Banks, Inc.	468	31	2.74
SVB Financial Group	53	15	1.35
US Bancorp	1,569	78	6.95
Wells Fargo & Co.	4,678	259	22.96
Zions Bancorp	198	10	0.92
Total		$1,127	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Defense Contractors Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Defense Contractors Index
General Dynamics Corp.	10,111	$1,885	20.08%
Harris Corp.	4,030	582	6.20
Huntington Ingalls Industries, Inc.	1,519	329	3.51
Lockheed Martin Corp.	9,713	2,869	30.57
Northrop Grumman Corp.	5,936	1,826	19.46
Raytheon Co.	9,806	1,894	20.18
Total		$9,385	100.00%

@		Value is less than $500.
@@		Index weight is less than 0.005%.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR		Not rated.
CDOR		Canadian Dealer Offered Rate.
JIBAR		Johannesburg Interbank Agreed Rate.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
TIIE		Interbank Equilibrium Interest Rate.
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	36.7%
Other**	28.7
Short-Term Investments	10.7
U.S. Treasury Securities	10.2
Investment Companies	8.4
Equity Real Estate Investment Trusts (REITs)	5.3
Total Investments	100.0	%***

**                  Industries and/or investment types representing less than 5% of total investments.

***           Does not include open long/short futures contracts with a value of approximately $6,212,000 and net unrealized depreciation of approximately $68,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $38,000 and does not include open swap agreements with net unrealized depreciation of approximately $39,000.

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Aerospace & Defense (1.5%)
HEICO Corp., Class A	150,951	$9,200

Biotechnology (1.5%)
Alnylam Pharmaceuticals, Inc. (a)	45,350	4,467
Bluebird Bio, Inc. (a)	6,654	1,044
Editas Medicine, Inc. (a)	40,009	1,434
Intellia Therapeutics, Inc. (a)	54,023	1,478
Intrexon Corp. (a)(b)	85,456	1,191
		9,614
Commercial Services & Supplies (3.1%)
Copart, Inc. (a)	167,143	9,453
Rollins, Inc.	182,405	9,591
		19,044
Construction Materials (3.1%)
Martin Marietta Materials, Inc.	42,474	9,486
Vulcan Materials Co.	73,510	9,487
		18,973
Health Care Equipment & Supplies (5.8%)
DexCom, Inc. (a)	246,304	23,394
Penumbra, Inc. (a)	87,579	12,099
		35,493
Health Care Providers & Services (5.2%)
HealthEquity, Inc. (a)	423,575	31,811

Health Care Technology (12.1%)
athenahealth, Inc. (a)	238,878	38,015
Veeva Systems, Inc., Class A (a)	473,680	36,407
		74,422
Hotels, Restaurants & Leisure (5.2%)
Shake Shack, Inc., Class A (a)(b)	355,630	23,536
Whitbread PLC (United Kingdom)	166,476	8,698
		32,234
Information Technology Services (1.4%)
Broadridge Financial Solutions, Inc.	77,128	8,877

Internet & Direct Marketing Retail (4.1%)
Overstock.com, Inc. (a)(b)	242,438	8,158
TripAdvisor, Inc. (a)	143,414	7,990
Wayfair, Inc., Class A (a)	78,707	9,347
		25,495
Internet Software & Services (26.4%)
Angi Homeservices, Inc., Class A (a)(b)	1,385,691	21,312
Coupa Software, Inc. (a)	308,180	19,181
GrubHub, Inc. (a)	86,929	9,120
Match Group, Inc. (a)(b)	233,081	9,029
MercadoLibre, Inc.	29,461	8,807

Shopify, Inc., Class A (Canada) (a)	62,020	9,048
Survey Monkey, Inc. (c)(d)(e)
(acquisition cost - $28,952; acquired 11/25/14)	1,760,030	10,895
Twitter, Inc. (a)	1,051,795	45,932
Zillow Group, Inc., Class C (a)	495,908	29,288
		162,612
Life Sciences Tools & Services (4.9%)
Illumina, Inc. (a)	107,512	30,027

Pharmaceuticals (0.1%)
Nektar Therapeutics (a)	13,550	662

Software (22.3%)
ANSYS, Inc. (a)	52,367	9,121
Atlassian Corp., PLC, Class A (United Kingdom) (a)	103,117	6,447
Constellation Software, Inc. (Canada)	13,083	10,146
Guidewire Software, Inc. (a)	99,156	8,803
ServiceNow, Inc. (a)	116,222	20,045
Snap, Inc., Class A (a)(b)	518,055	6,781
Splunk, Inc. (a)	52,373	5,191
SS&C Technologies Holdings, Inc.	186,379	9,673
Take-Two Interactive Software, Inc. (a)	270,275	31,990
Tyler Technologies, Inc. (a)	39,517	8,777
Workday, Inc., Class A (a)	167,054	20,233
		137,207
Trading Companies & Distributors (1.0%)
Watsco, Inc.	34,099	6,079
Total Common Stocks (Cost $462,289)		601,750

Short-Term Investments (10.8%)
Securities held as Collateral on Loaned Securities (8.4%)
Investment Company (6.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	42,317,839	42,318

	Face Amount (000)	Value (000)
Repurchase Agreements (1.5%)
Barclays Capital, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $2,423; fully collateralized by U.S. Government obligations; 1.00% - 1.88% due 3/31/22 - 2/15/46; valued at $2,471)	$2,423	2,423
HSBC Securities USA, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $3,554; fully collateralized by U.S. Government obligations; 0.00% due 5/15/19 - 2/15/23; valued at $3,625)	3,554	3,554
Merrill Lynch & Co., Inc., (2.12%, dated 6/29/18, due 7/2/18; proceeds $3,231; fully collateralized by U.S. Government agency securities; 3.00% - 4.00% due 8/1/32 - 12/1/44; valued at $3,295)	3,230	3,230
		9,207
Total Securities held as Collateral on Loaned Securities (Cost $51,525)		51,525

	Shares	Value (000)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $14,902)	14,902,187	14,902
Total Short-Term Investments (Cost $66,427)		66,427
Total Investments Excluding Purchased Options (108.5%) (Cost $528,716)		668,177
Total Purchased Options Outstanding (0.1%) (Cost $1,796)		576
Total Investments (108.6%) (Cost $530,512) Including $51,945 of Securities Loaned (g)(h)		668,753
Liabilities in Excess of Other Assets (-8.6%)		(52,735)
Net Assets (100.0%)		$616,018

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2018, were approximately $51,945,000 and $52,159,000, respectively. The Fund received cash collateral of approximately $51,623,000, of which approximately $51,525,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At June 30, 2018, there was uninvested cash of approximately $98,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $536,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)                                  At June 30, 2018, the Fund held a fair valued security valued at approximately $10,895,000, representing 1.8% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(d)                                 Security has been deemed illiquid at June 30, 2018.

(e)                                  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2018 amounts to approximately $10,895,000 and represents 1.8% of net assets.

(f)                                   The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2018, advisory fees paid were reduced by approximately $25,000 relating to the Fund’s investment in the Liquidity Funds.

(g)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2018, the Fund engaged in cross-trade purchases of approximately $2,105,000

(h)                                 At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $168,117,000 and the aggregate gross unrealized depreciation is approximately $29,876,000, resulting in net unrealized appreciation of approximately $138,241,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	133,395,944	133,396	$474	$579	$(105)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	147,087,283	147,087	96	609	(513)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug - 18	114,738,765	114,739	6	608	(602)
							$576	$1,796	$(1,220)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	26.4%
Other**	23.2
Software	22.2
Health Care Technology	12.1
Health Care Equipment & Supplies	5.7
Hotels, Restaurants & Leisure	5.2
Health Care Providers & Services	5.2
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2018 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.0%)
Agency Adjustable Rate Mortgage (0.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.50%, 7/1/45	$162	$163

Agency Fixed Rate Mortgages (16.8%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.00%, 3/1/47	2,558	2,480
3.50%, 1/1/44 – 2/1/45	1,945	1,945
4.00%, 6/1/44 – 10/1/44	884	905
5.41%, 7/1/37 – 8/1/37	22	24
5.44%, 1/1/37 – 6/1/38	63	67
5.46%, 5/1/37 – 1/1/38	92	98
5.48%, 8/1/37 – 10/1/37	50	53
5.50%, 8/1/37 – 4/1/38	87	92
5.52%, 9/1/37 – 10/1/37	18	19
5.62%, 12/1/36 – 12/1/37	87	94
6.00%, 10/1/36 – 8/1/38	143	158
6.50%, 12/1/25 – 8/1/33	134	147
7.00%, 6/1/28 – 11/1/31	49	51
Federal National Mortgage Association,
Conventional Pools:
3.00%, 5/1/30 – 11/1/46	5,250	5,110
3.50%, 8/1/45 – 1/1/48	3,048	3,033
4.00%, 11/1/41 – 8/1/46	5,303	5,439
4.50%, 3/1/41 – 11/1/44	1,814	1,909
5.00%, 3/1/41	281	301
5.50%, 6/1/35 – 1/1/37	73	80
5.62%, 12/1/36	33	34
6.50%, 4/1/24 – 1/1/34	1,027	1,136
7.00%, 11/1/22 – 12/1/33	208	219
9.50%, 4/1/30	115	129
July TBA:
3.00%, 7/1/33 (b)	2,260	2,247
3.50%, 7/1/48 (b)	17,709	17,627
4.00%, 7/1/48 (b)	6,370	6,495
4.50%, 7/1/48 (b)	1,370	1,427
Government National Mortgage Association,
July TBA:
3.50%, 7/20/48 (b)	680	683
4.50%, 7/20/48 (b)	1,500	1,559
Various Pools:
3.50%, 11/20/40 – 7/20/46	2,782	2,796
4.00%, 8/20/41 – 3/20/43	628	650
5.48%, 9/20/37	9	10
6.50%, 5/15/40	676	768
		57,785
Asset-Backed Securities (14.0%)
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 2.69%, 4/25/34 (a)	1,034	1,000
American Homes 4 Rent Trust,
6.07%, 10/17/45 (c)	601	659
AMSR Trust,
1 Month USD LIBOR + 1.40%, 3.49%, 11/17/33 (a)(c)	1,000	1,003

Bayview Koitere Fund Trust,
3.62%, 3/28/33 (c)		716	716
Bayview Opportunity Master Fund IIIa Trust,
3.35%, 11/28/32 (c)		818	816
Bayview Opportunity Master Fund Trust,
3.82%, 4/28/33 (c)		1,018	1,020
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)		684	697
CAM Mortgage Trust,
3.96%, 12/1/65 (c)		950	950
Consumer Loan Underlying Bond Credit Trust,
5.21%, 7/15/25 (c)		1,136	1,134
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25		24	16
Finance of America Structured Securities Trust,
6.00%, 11/25/27 (a)(c)		1,380	1,344
GCAT LLC,
3.84%, 6/25/48 (c)		1,063	1,065
4.09%, 6/26/23 (c)		1,200	1,200
GMAT Trust,
4.25%, 9/25/20 (c)		466	471
Invitation Homes Trust,
4.25%, 7/17/37 (a)(c)		1,200	1,203
1 Month USD LIBOR + 4.75%, 6.82%, 8/17/32 (a)(c)		1,100	1,104
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (c)		528	519
MAPS Ltd.,
4.21%, 5/15/43 (c)		691	695
METAL LLC,
4.58%, 10/15/42 (c)		1,034	1,053
MFA LLC,
3.88%, 5/25/48 (c)		1,180	1,188
MFA Trust,
3.35%, 11/25/47 (c)		1,117	1,111
Nationstar HECM Loan Trust,
3.97%, 9/25/27 (a)(c)		1,000	1,002
4.70%, 5/25/27 (c)		800	806
New Residential Mortgage LLC,
4.69%, 5/25/23 (c)		575	576
NewDay Funding,
2.66%, 8/15/26 (c)(d)	GBP	400	528
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (c)	$532		528
4.59%, 2/25/23 (c)		1,089	1,084
Oak Hill Advisors Residential Loan Trust,
3.00%, 7/25/57 (c)		1,020	1,012
PNMAC FMSR Issuer Trust,
4.44%, 4/25/23 (a)(c)		320	321
PNMAC GMSR Issuer Trust,
6.09%, 8/25/23 (a)(c)		400	403
Pretium Mortgage Credit Partners I LLC,
3.25%, 8/27/32 – 3/28/57(c)		2,340	2,329
3.33%, 12/30/32 (a)(c)		966	964
3.70%, 3/27/33 (c)		1,032	1,030
Pretium Mortgage Credit Partners LLC,
4.13%, 8/27/33 (c)		1,100	1,100
Progress Residential Trust,
1 Month USD LIBOR + 4.22%, 6.31%, 1/17/34 (a)(c)		1,100	1,122
Prosper Marketplace Issuance Trust,
3.36%, 11/15/23 (c)		900	895
4.87%, 6/17/24 (c)		450	450

RCO Mortgage LLC,
3.38%, 8/25/22 (c)	773	771
RCO V Mortgage LLC,
4.00%, 5/25/23 (c)	1,096	1,099
S-Jets Ltd.,
7.02%, 8/15/42 (c)	1,344	1,351
Sofi Consumer Loan Program Trust,
3.79%, 4/26/27 (c)	600	599
Stanwich Mortgage Loan Trust,
4.02%, 5/16/23 (c)	1,160	1,163
Start Ltd.,
4.09%, 5/15/43 (c)	1,200	1,196
Tricon American Homes Trust,
5.10%, 1/17/36 (c)	1,000	1,014
5.15%, 9/17/34 (c)	600	609
5.77%, 11/17/33 (c)	630	648
U.S. Residential Opportunity Fund IV Trust,
3.35%, 11/27/37 (c)	664	663
Upstart Securitization Trust,
5.00%, 8/20/25 (c)	750	751
Vantage Data Centers Issuer LLC,
4.07%, 2/16/43 (c)	399	399
VOLT LIV LLC,
3.50%, 2/25/47 (c)	104	105
VOLT LIX LLC,
3.25%, 5/25/47 (c)	367	365
VOLT LXIII LLC,
3.00%, 10/25/47 (c)	929	922
VOLT LXIV LLC,
3.38%, 10/25/47 (c)	1,003	1,001
VOLT LXV LLC,
3.75%, 4/25/48 (c)	1,046	1,048
VOLT LXVI,
4.34%, 5/25/48 (c)	1,132	1,134
VOLT NPL X LLC,
4.75%, 10/26/54 (c)	7	7
VOLT XL LLC,
4.38%, 11/27/45 (c)	204	206
		48,165
Collateralized Mortgage Obligations - Agency Collateral Series (1.1%)
Federal Home Loan Mortgage Corporation,
4.09%, 10/25/48 (a)(c)	750	720
1 Month USD LIBOR + 4.35%, 6.35%, 12/25/26 (a)(c)	265	268
1 Month USD LIBOR + 5.05%, 7.05%, 7/25/23 (a)	249	259
1 Month USD LIBOR + 5.25%, 7.25%, 7/25/26 (a)(c)	222	232
IO
0.46%, 11/25/27 (a)	23,942	664
0.57%, 8/25/27 (a)	14,918	513
IO REMIC
6.00% - 1 Month USD LIBOR ,3.93%, 11/15/43 (a)	1,183	149
6.05% - 1 Month USD LIBOR ,3.98%, 4/15/39 (a)	934	63
IO STRIPS
7.50%, 12/15/29	31	8
Federal National Mortgage Association,
IO
6.39% - 1 Month USD LIBOR ,4.43%, 9/25/20 (a)	3,812	213
IO PAC REMIC
8.00%, 9/18/27	117	24
IO REMIC

6.00%, 7/25/33	75	14
IO STRIPS
6.50%, 9/25/29 – 12/25/29	454	73
8.00%, 4/25/24	97	12
8.50%, 10/25/25	39	7
9.00%, 11/25/26	37	7
REMIC
7.00%, 9/25/32	232	263
Government National Mortgage Association,
IO
6.10% - 1 Month USD LIBOR ,4.01%, 7/16/33 (a)	1,130	28
5.00%, 2/16/41	263	63
IO PAC
6.15% - 1 Month USD LIBOR ,4.07%, 10/20/41 (a)	1,651	110
		3,690
Commercial Mortgage-Backed Securities (4.0%)
BAMLL Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 4.00%, 6.53%, 12/15/31 (a)(c)	1,000	988
BBCMS Trust,
4.43%, 9/10/28 (a)(c)	1,037	997
BXP Trust,
5.07%, 11/15/34 (a)(c)	1,150	1,158
Citigroup Commercial Mortgage Trust,
1 Month USD LIBOR + 2.94%, 5.02%, 9/15/27 (a)(c)	650	643
IO
1.03%, 11/10/48 (a)	2,791	123
1.10%, 9/10/58 (a)	4,792	242
COMM Mortgage Trust,
5.29%, 8/10/46 (a)(c)	800	773
IO
0.19%, 7/10/45 (a)	13,888	66
1.08%, 10/10/47 (a)	4,520	141
1.31%, 7/15/47 (a)	3,905	161
Commercial Mortgage Pass-Through Certificates,
4.72%, 2/10/47 (a)(c)	575	546
GS Mortgage Securities Trust,
4.92%, 8/10/46 (a)(c)	500	479
IO
0.95%, 9/10/47 (a)	5,751	205
1.40%, 10/10/49 (a)	8,106	627
1.50%, 10/10/48 (a)	5,342	378
HMH Trust,
6.29%, 7/5/31 (c)	450	436
InTown Hotel Portfolio Trust,
4.12%, 1/15/33 (a)(c)	579	580
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.64%, 4/15/46 (a)	6,956	162
0.94%, 12/15/49 (a)	4,564	191
1.24%, 7/15/47 (a)	10,279	348
JPMBB Commercial Mortgage Securities Trust,
4.81%, 4/15/47 (a)(c)	775	687
IO
1.19%, 8/15/47 (a)	4,375	212
UBS Commercial Mortgage Trust,
IO
1.23%, 12/15/50 (a)	10,458	772
Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (c)	310	256

IO
1.39%, 11/15/50 (a)	12,937	1,129
WFRBS Commercial Mortgage Trust,
3.50%, 8/15/47 (c)	1,400	1,118
4.28%, 5/15/45 (a)(c)	425	390
		13,808
Corporate Bonds (33.9%)
Finance (14.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.75%, 5/15/19	380	382
4.13%, 7/3/23	1,000	996
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/27	175	169
American International Group, Inc.,
4.50%, 7/16/44	550	514
4.88%, 6/1/22	375	393
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	375	351
Banco Santander SA,
5.18%, 11/19/25	600	604
Bank of America Corp.,
3.97%, 3/5/29	675	665
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/38	225	219
6.11%, 1/29/37	250	288
MTN
4.00%, 1/22/25	1,055	1,042
4.25%, 10/22/26	1,088	1,076
Bank of Montreal,
3.80%, 12/15/32	800	742
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	525	528
BNP Paribas SA,
5.00%, 1/15/21	175	182
Boston Properties LP,
3.80%, 2/1/24	700	697
BPCE SA,
5.15%, 7/21/24 (c)	1,075	1,091
Brighthouse Financial, Inc.,
Series WI
3.70%, 6/22/27	1,175	1,046
Brookfield Finance LLC,
4.00%, 4/1/24	775	768
Capital One Bank USA NA,
3.38%, 2/15/23	1,625	1,585
Cigna Corp.,
3.88%, 10/15/47	500	427
Citigroup, Inc.,
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/28	1,500	1,454
6.68%, 9/13/43	120	145
8.13%, 7/15/39	350	494
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	244
Colony Capital, Inc.,
5.00%, 4/15/23	375	357
Compass Bank,
3.50%, 6/11/21	800	800

Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	644
Credit Agricole SA,
3.75%, 4/24/23 (c)	1,175	1,152
3.88%, 4/15/24 (c)	500	499
Credit Suisse Group AG,
3.57%, 1/9/23 (c)	250	245
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	1,150	1,152
Deutsche Bank AG,
2.70%, 7/13/20	625	608
3.95%, 2/27/23	850	817
Discover Bank,
7.00%, 4/15/20	250	264
Discover Financial Services,
3.95%, 11/6/24	750	733
Extra Space Storage LP,
3.13%, 10/1/35 (c)	250	291
Federal Realty Investment Trust,
3.63%, 8/1/46	250	218
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	500	515
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	615	597
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	615	731
MTN
4.80%, 7/8/44	350	348
Guardian Life Insurance Co. of America (The),
4.85%, 1/24/77 (c)	475	464
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	295	307
Healthcare Trust of America Holdings LP,
3.70%, 4/15/23	350	344
HSBC Holdings PLC,
4.25%, 3/14/24	1,900	1,893
HSBC USA, Inc.,
3.50%, 6/23/24	225	221
Humana, Inc.,
3.95%, 3/15/27	350	345
ING Bank N.V.,
5.80%, 9/25/23 (c)	770	817
ING Groep N.V.,
6.00%, 4/16/20 (e)	200	200
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	596
iStar, Inc.,
5.25%, 9/15/22	300	291
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/1/20 (c)	380	384
JPMorgan Chase & Co.,
3.90%, 1/23/49	925	833
4.13%, 12/15/26	1,075	1,063
LeasePlan Corp. N.V.,
2.88%, 1/22/19 (c)	475	474
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	150	151
Lloyds Banking Group PLC,
3.57%, 11/7/28	250	231
3.75%, 1/11/27	450	426

Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)	490	525
MetLife, Inc.,
5.70%, 6/15/35	175	200
Mizuho Financial Group, Inc.,
2.63%, 4/12/21 (c)	600	586
MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27	300	287
Nationwide Building Society,
3.90%, 7/21/25 (c)	400	397
4.30%, 3/8/29 (c)(f)	600	579
New York Life Global Funding,
1.70%, 9/14/21 (c)	600	571
Prologis LP,
3.88%, 9/15/28	600	602
Realty Income Corp.,
3.25%, 10/15/22	400	394
3.65%, 1/15/28	650	624
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	875	851
Santander UK Group Holdings PLC,
3.57%, 1/10/23	1,125	1,094
Skandinaviska Enskilda Banken AB,
2.63%, 11/17/20 (c)	500	493
Spirit Realty Capital, Inc.,
3.75%, 5/15/21	375	377
Standard Chartered PLC,
3.05%, 1/15/21 (c)	325	321
Swedbank AB,
2.38%, 2/27/19 (c)	525	524
Synchrony Bank,
3.65%, 5/24/21	300	300
Synchrony Financial,
3.70%, 8/4/26	350	322
Syngenta Finance N.V.,
4.89%, 4/24/25 (c)	975	957
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	500	495
Travelers Cos., Inc. (The),
3.75%, 5/15/46	275	253
UBS Group Funding Switzerland AG,
2.95%, 9/24/20 (c)	525	520
UnitedHealth Group, Inc.,
2.88%, 3/15/23	1,025	1,000
3.75%, 7/15/25	475	476
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (c)	450	449
Wells Fargo & Co.,
3.00%, 10/23/26	1,950	1,802
5.61%, 1/15/44	250	270
		50,382
Industrials (17.6%)
Abbott Laboratories,
3.75%, 11/30/26	1,025	1,009
Air Liquide Finance SA,
1.75%, 9/27/21 (c)	450	428
Amazon.com, Inc.,
2.80%, 8/22/24	1,625	1,568

Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
5.20%, 12/1/47	475	460
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	475	465
4.90%, 2/1/46	575	594
Apple, Inc.,
2.45%, 8/4/26	400	368
3.85%, 8/4/46	50	47
4.45%, 5/6/44	750	786
AT&T, Inc.,
4.25%, 3/1/27	1,250	1,226
4.90%, 8/15/37 (c)	300	286
5.15%, 2/15/50 (c)	400	374
Baidu, Inc.,
2.75%, 6/9/19	650	648
Bayer US Finance II LLC,
4.38%, 12/15/28 (c)	575	577
Becton Dickinson and Co.,
2.89%, 6/6/22	600	581
Biogen, Inc.,
5.20%, 9/15/45	475	506
Booking Holdings, Inc.,
0.90%, 9/15/21 (f)	275	329
BP Capital Markets PLC,
3.12%, 5/4/26	825	789
3.25%, 5/6/22	625	623
Cenovus Energy, Inc.,
4.25%, 4/15/27 (f)	625	603
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28 (f)	1,200	1,126
4.91%, 7/23/25	300	303
6.48%, 10/23/45	500	529
CNH Industrial Capital LLC,
4.38%, 11/6/20	625	636
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	521
Coca-Cola Co. (The),
3.20%, 11/1/23	375	374
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	650	649
Comcast Corp.,
3.55%, 5/1/28 (f)	625	598
Concho Resources, Inc.,
4.85%, 8/15/48 (d)	575	584
Crown Castle International Corp.,
3.80%, 2/15/28	1,000	939
CSC Holdings LLC,
5.50%, 4/15/27 (c)	475	455
CVS Health Corp.,
4.30%, 3/25/28	1,050	1,038
Daimler Finance North America LLC,
2.25%, 7/31/19 (c)(f)	700	695
Darden Restaurants, Inc.,
3.85%, 5/1/27 (f)	450	436
Dell International LLC/EMC Corp.,
6.02%, 6/15/26 (c)	325	342
Delta Air Lines, Inc.,
2.88%, 3/13/20	475	472
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)	750	709

Discovery Communications LLC,
3.95%, 3/20/28		425	403
Dollar General Corp.,
3.25%, 4/15/23		300	295
Dollar Tree, Inc.,
3.70%, 5/15/23		450	446
4.20%, 5/15/28		200	193
Eldorado Gold Corp.,
6.13%, 12/15/20 (c)		305	295
Enable Midstream Partners LP,
3.90%, 5/15/24		425	407
Energy Transfer Equity LP,
5.50%, 6/1/27		625	627
Energy Transfer Partners LP,
5.15%, 3/15/45		450	402
5.30%, 4/15/47		250	230
Express Scripts Holding Co.,
4.50%, 2/25/26 (f)		500	497
4.80%, 7/15/46 (f)		325	310
Exxon Mobil Corp.,
4.11%, 3/1/46		775	791
Ford Motor Credit Co., LLC,
3.20%, 1/15/21		400	396
General Motors Co.,
6.60%, 4/1/36		200	217
Goldcorp, Inc.,
3.70%, 3/15/23		293	289
Halliburton Co.,
5.00%, 11/15/45		500	535
HCA, Inc.,
4.75%, 5/1/23		295	295
Heathrow Funding Ltd.,
4.88%, 7/15/21 (c)		525	550
Home Depot, Inc. (The),
4.88%, 2/15/44		250	275
5.88%, 12/16/36		625	760
Illumina, Inc.,
0.00%, 6/15/19		328	388
International Paper Co.,
3.00%, 2/15/27		925	839
J Sainsbury PLC, Series SBRY
1.25%, 11/21/19	GBP	300	444
Jaguar Land Rover Automotive PLC,
4.50%, 10/1/27 (c)(f)	$700		628
Johnson Controls International PLC,
3.90%, 2/14/26		500	494
Kraft Heinz Foods Co.,
4.38%, 6/1/46		675	586
Lockheed Martin Corp.,
3.10%, 1/15/23		725	716
LyondellBasell Industries N.V.,
4.63%, 2/26/55		450	418
Maple Escrow Subsidiary, Inc.,
4.60%, 5/25/28 (c)		625	629
McDonald’s Corp., MTN
4.60%, 5/26/45		400	405
Medtronic, Inc.,
4.63%, 3/15/45		325	345
Microsoft Corp.,

3.13%, 11/3/25	325	320
4.45%, 11/3/45	750	809
MPLX LP,
4.88%, 6/1/25	250	257
5.20%, 3/1/47	350	349
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (c)	825	763
NOVA Chemicals Corp.,
5.25%, 8/1/23 (c)	463	464
Novartis Capital Corp.,
4.40%, 5/6/44	375	400
Nuance Communications, Inc.,
1.00%, 12/15/35	425	382
Nucor Corp.,
3.95%, 5/1/28	550	550
Nvent Finance Sarl,
3.95%, 4/15/23 (c)	775	768
Ooredoo International Finance Ltd.,
3.25%, 2/21/23 (c)	450	435
Oracle Corp.,
2.95%, 5/15/25	381	364
PepsiCo, Inc.,
3.60%, 3/1/24	625	632
Philip Morris International, Inc.,
2.50%, 8/22/22	270	260
Phillips 66 Partners LP,
4.68%, 2/15/45	150	141
QUALCOMM, Inc.,
2.10%, 5/20/20	575	575
Rockies Express Pipeline LLC,
6.88%, 4/15/40 (c)	275	315
Shell International Finance BV,
3.25%, 5/11/25	400	392
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (c)	800	721
Southern Copper Corp.,
5.25%, 11/8/42	600	596
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 9/20/21 (c)	1,168	1,157
Telefonica Emisiones SAU,
4.10%, 3/8/27	850	823
Telenor East Holding II AS,
Series VIP
0.25%, 9/20/19	600	580
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/23	75	65
6.75%, 3/1/28 (f)	425	434
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26	900	833
Total Capital International SA,
2.88%, 2/17/22	500	496
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (c)	550	509
Trimble, Inc.,
4.15%, 6/15/23	1,150	1,148
Tyson Foods, Inc.,
4.88%, 8/15/34	375	379
Union Pacific Corp.,
3.95%, 9/10/28 (f)	315	317

United Airlines Pass-Through Trust,
Series A
4.00%, 4/11/26	562	565
United Technologies Corp.,
4.50%, 6/1/42	165	163
Verint Systems, Inc.,
1.50%, 6/1/21	325	321
Verizon Communications, Inc.,
4.13%, 3/16/27	650	644
4.67%, 3/15/55	575	513
Viavi Solutions, Inc.,
0.63%, 8/15/33 (f)	375	379
Vodafone Group PLC,
4.38%, 5/30/28	750	743
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (c)	800	787
Walmart, Inc.,
3.63%, 12/15/47 (f)	200	187
3.70%, 6/26/28	875	883
Warner Media LLC,
3.80%, 2/15/27	400	378
Woodside Finance Ltd.,
3.70%, 9/15/26 (c)	675	650
Wyndham Destinations, Inc.,
4.15%, 4/1/24 (f)	850	840
Zillow Group, Inc.,
2.00%, 12/1/21	425	541
		60,606
Utilities (1.6%)
Duke Energy Carolinas LLC,
3.75%, 6/1/45	650	611
Duke Energy Corp.,
2.65%, 9/1/26	760	686
Enel Chile SA,
4.88%, 6/12/28	350	353
Enel Finance International N.V.,
3.63%, 5/25/27 (c)	350	321
Entergy Louisiana LLC,
3.05%, 6/1/31	525	483
ITC Holdings Corp.,
3.35%, 11/15/27	775	728
Mississippi Power Co.,
3.95%, 3/30/28	825	818
NRG Energy, Inc.,
6.63%, 1/15/27	300	310
Southern Power Co.,
Series D
1.95%, 12/15/19	550	541
Trans-Allegheny Interstate Line Co.,
3.85%, 6/1/25 (c)	775	774
		5,625
		116,613
Mortgages - Other (8.7%)
Adjustable Rate Mortgage Trust,
3.88%, 6/25/35 (a)	382	379
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 2.27%, 5/25/47 (a)	151	147

Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 2.74%, 7/25/46 (a)		232	177
5.86%, 10/25/36		604	360
6.00%, 4/25/36		73	73
Banc of America Funding Trust,
5.25%, 7/25/37		257	254
ChaseFlex Trust,
6.00%, 2/25/37		837	621
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.58%, 6/13/45 (a)	GBP	560	728
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 2.29%, 7/15/47 (a)		246	322
Federal Home Loan Mortgage Corporation,
3.00%, 7/25/46 – 5/25/47		$1,669	1,606
3.50%, 5/25/45 – 5/25/47		2,881	2,841
3.88%, 5/25/45 (a)(c)		168	164
4.00%, 5/25/45		98	98
4.44%, 4/25/30 (a)		1,300	1,331
1 Month USD LIBOR + 3.30%, 5.39%, 10/25/27 (a)		400	447
1 Month USD LIBOR + 3.75%, 5.84%, 9/25/24 (a)		602	687
1 Month USD LIBOR + 4.00%, 6.09%, 8/25/24 (a)		269	294
1 Month USD LIBOR + 5.15%, 7.24%, 10/25/29 (a)		300	343
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.01%, 8/28/39 (a)	EUR	457	479
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 2.27%, 1/19/38 (a)		$554	545
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (a)	EUR	447	463
JP Morgan Mortgage Trust,
4.03%, 6/25/37 (a)		$175	165
6.00%, 6/25/37		162	163
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36		835	833
6.50%, 9/25/37		939	697
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 1.19%, 1/15/39 (a)	GBP	300	378
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.22%, 12/15/39 (a)	EUR	800	871
PNMAC GMSR Issuer Trust,
4.94%, 2/25/23 (a)(c)		$300	302
RALI Trust,
5.50%, 12/25/34		626	611
6.00%, 11/25/36		243	218
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/56 – 11/25/57		3,990	3,841
3.50%, 6/25/57 – 11/25/57		1,972	1,943
4.00%, 7/25/56 – 8/25/56(a)(c)		1,050	998
4.50%, 6/25/57		3,077	3,212
4.75%, 7/25/56 – 6/25/57(a)(c)		1,008	994
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 3.94%, 5/25/47 (a)(c)		1,350	1,156
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (a)	EUR	1,000	1,016
			29,757
Municipal Bonds (0.7%)
Chicago O’Hare International Airport, IL, O’Hare International Airport Revenue
6.40%, 1/1/40		$255	335

City of New York, NY,
Series G-1
5.97%, 3/1/36		270	335
Illinois State Toll Highway Authority, IL, Highway Revenue, Build America Bonds
6.18%, 1/1/34		477	597
Municipal Electric Authority of Georgia, GA,
6.64%, 4/1/57		283	359
6.66%, 4/1/57		319	401
New York City Transitional Finance Authority Future Tax Secured Revenue, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27		320	360
			2,387
Sovereign (8.9%)
Argentine Republic Government International Bond,
7.50%, 4/22/26		1,681	1,557
Australia Government Bond,
2.75%, 11/21/27	AUD	2,400	1,796
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	1,120	1,437
Egypt Government International Bond,
6.59%, 2/21/28 (c)		$1,466	1,351
Export-Import Bank of India,
3.88%, 2/1/28 (c)		1,786	1,681
Indonesia Government International Bond,
3.85%, 7/18/27		1,475	1,402
Indonesia Treasury Bond,
8.25%, 7/15/21	IDR	29,773,000	2,120
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (c)		$750	759
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	51,000	2,554
Mexico Government International Bond,
3.60%, 1/30/25 (f)		$704	682
New Zealand Government Bond,
4.50%, 4/15/27	NZD	2,550	1,977
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (c)		$460	464
Petroleos Mexicanos,
6.38%, 1/23/45		839	775
Portugal Obrigacoes do Tesouro OT,
5.65%, 2/15/24 (c)	EUR	1,951	2,887
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	15,500	4,148
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	130,000	2,047
South Africa Government Bond,
8.00%, 1/31/30	ZAR	26,100	1,738
Ukraine Government International Bond,
7.75%, 9/1/26		$1,261	1,173
			30,548
U.S. Agency Security (0.6%)
Federal Home Loan Bank,
0.88%, 10/1/18		2,070	2,064

U.S. Treasury Securities (9.3%)
U.S. Treasury Bond,
3.75%, 11/15/43	8,125	9,239
U.S. Treasury Notes,
1.13%, 2/28/21 (f)	8,000	7,698
1.63%, 8/31/22 (f)	7,000	6,705
1.75%, 9/30/19	4,100	4,066
2.75%, 2/15/28	4,125	4,090
		31,798
Total Fixed Income Securities (Cost $342,507)		336,778

		Value
	Shares	(000)
Short-Term Investments (10.8%)
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $2,649)	2,648,868	2,649

Investment Company (9.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $32,814)	32,814,351	32,814

	Face
	Amount
	(000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill	$1,673	1,662
2.02%, 11/1/18 (h)(i) (Cost $1,662)
Total Short-Term Investments (Cost $37,125)		37,125
Total Investments (108.8%) (Cost $379,632) Including $20,900 of Securities Loaned (j)(k)(l)		373,903
Liabilities in Excess of Other Assets (-8.8%)		(30,087)
Net Assets (100.0%)		$343,816

(a)                                               Floating or Variable rate securities: The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)                                               Security is subject to delayed delivery.

(c)                                                144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                               When-issued security.

(e)                                                Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2018.

(f)                                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2018, were approximately $20,900,000 and $21,329,000, respectively. The Fund received cash collateral of approximately $2,649,000, which subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $18,680,000 was received in the form of U.S. Government agency securities and U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(g)                                                The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2018, advisory fees paid were reduced by approximately $49,000 relating to the Fund’s investment in the Liquidity Funds.

(h)                                               Rate shown is the yield to maturity at June 30, 2018.

(i)                                                   All or a portion of the security was pledged to cover margin requirements for swap agreements.

(j)                                                  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(k)                                               The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

(l)                                                   At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,612,000 and the aggregate gross unrealized depreciation is approximately $11,035,000, resulting in net unrealized depreciation of approximately $2,423,000.

EURIBOR    Euro Interbank Offered Rate.

IO                                                Interest Only.

LIBOR                      London Interbank Offered Rate.

MTN                                 Medium Term Note.

OFZ                                      Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

PAC                                     Planned Amortization Class.

REMIC                   Real Estate Mortgage Investment Conduit.

STRIPS                   Separate Trading of Registered Interest and Principal of Securities.

TBA                                    To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	6,616		$5,109		7/12/18	$213
Australia and New Zealand Banking Group	GBP	1,306		$1,846		7/12/18	122
Australia and New Zealand Banking Group	PLN	3,641		$1,019		7/12/18	47
Australia and New Zealand Banking Group	PLN	2,981		$825		7/12/18	30
Australia and New Zealand Banking Group		$825	PLN	3,003		7/12/18	(23)
Australia and New Zealand Banking Group	ZAR	9,137		$722		7/12/18	57
Bank of America NA	BRL	8,080		$2,359		7/12/18	276
Bank of America NA	CHF	1,567		$1,624		7/12/18	40
Bank of America NA	IDR	21,283,033		$1,527		7/12/18	43
Bank of America NA	MXN	1,934		$93		7/12/18	(4)
Bank of America NA	MXN	27,772		$1,486		7/12/18	89
Bank of America NA	NZD	2,858		$2,077		7/12/18	141
Bank of America NA	PLN	3,847		$1,081		7/12/18	54
Bank of America NA	RUB	82,391		$1,337		7/12/18	26
Bank of America NA		$25	AUD	33		7/12/18	(—@ )
Bank of America NA		$853	CHF	838		7/12/18	(6)
Bank of America NA		$3,551	EUR	2,997		7/12/18	(49)
Bank of America NA		$71	EUR	59		7/12/18	(2)
Bank of America NA		$799	PLN	2,688		7/12/18	(81)
Barclays Bank PLC		$20	GBP	15		7/12/18	(—@ )
Barclays Bank PLC		$522	MYR	2,084		7/12/18	(6)
Barclays Bank PLC		$908	MYR	3,594		7/12/18	(18)
BNP Paribas SA	ARS	15,710		$660		7/12/18	122
BNP Paribas SA	BRL	3,283		$888		7/12/18	42
BNP Paribas SA	MXN	24,596		$1,265		7/12/18	28
BNP Paribas SA	PEN	2,268		$691		7/12/18	— @
BNP Paribas SA		$838	PEN	2,755		7/12/18	— @
BNP Paribas SA	ZAR	16,274		$1,347		7/12/18	162
Goldman Sachs International	EUR	11,702		$14,523		7/12/18	849
Goldman Sachs International	PLN	3,853		$1,074		7/12/18	45
Goldman Sachs International	PLN	3,970		$1,118		7/12/18	58
Goldman Sachs International	PLN	2,902		$790		7/12/18	15
Goldman Sachs International		$2,890	BRL	10,851		7/12/18	(93)
Goldman Sachs International		$731	CHF	729		7/12/18	6
Goldman Sachs International		$829	JPY	90,181		7/12/18	(14)
Goldman Sachs International		$822	MXN	15,978		7/12/18	(19)
Goldman Sachs International		$94	MXN	1,934		7/12/18	3
JPMorgan Chase Bank NA	IDR	11,650,000		$822		7/12/18	10
JPMorgan Chase Bank NA		$745	ARS	15,710		7/12/18	(208)
JPMorgan Chase Bank NA		$2,464	EUR	2,106		7/12/18	(3)
JPMorgan Chase Bank NA		$352	EUR	300		7/12/18	(1)
JPMorgan Chase Bank NA		$3	JPY	334		7/12/18	(—@ )
JPMorgan Chase Bank NA		$849	PLN	3,102		7/12/18	(20)
Royal Bank of Canada	SEK	53		$6		7/12/18	— @
Royal Bank of Canada		$18	EUR	16		7/12/18	— @
Royal Bank of Canada		$3	GBP	2		7/12/18	(—@ )
Royal Bank of Canada		$93	MXN	1,934		7/12/18	4
State Street Bank and Trust Co.	PEN	487		$151		7/12/18	3
UBS AG	AUD	314		$235		7/12/18	3
UBS AG	GBP	127		$169		7/12/18	1
UBS AG	MYR	6,447		$1,654		7/12/18	58
UBS AG		$1	EUR	—	@	7/12/18	— @
UBS AG		$2	EUR	2		7/12/18	(—@ )
UBS AG		$3	GBP	2		7/12/18	(—@ )
UBS AG		$1,672	NOK	12,991		7/12/18	(76)
							$1,924

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Australian 10 yr. Bond	21	Sep-18	2,100	$2,010	$27
U.S. Treasury 10 yr. Ultra Long Bond	4	Sep-18	400	513	(—@ )
U.S. Treasury 2 yr. Note	203	Sep-18	40,600	43,001	10
U.S. Treasury 30 yr. Bond	35	Sep-18	3,500	5,075	80
U.S. Treasury 5 yr. Note	100	Sep-18	10,000	11,362	37
U.S. Treasury Ultra Bond	153	Sep-18	15,300	24,413	566

Short:
German Euro Bund	16	Sep-18	(1,600)	(3,037)	(44)
German Euro OAT	17	Sep-18	(1,700)	(3,068)	(51)
U.S. Treasury 10 yr. Note	113	Sep-18	(11,300)	(13,581)	(127)
					$498

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.26%	Semi-Annual/ Quarterly	12/7/26	$3,656	$188	$—	$188
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	12/21/26	3,683	116	—	116
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.17	Semi-Annual/ Quarterly	5/18/28	3,441	(74)	—	(74)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	5/23/47	3,237	330	—	330
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/ Quarterly	11/9/47	4,500	384	—	384
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.19	Semi-Annual/ Quarterly	5/18/48	1,143	(60)	—	(60)
							$884	$—	$884

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR		London Interbank Offered Rate.
OAT	—	Obligations Assimilables du Trésor (French Treasury Obligation).
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar

PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	16.3%
Agency Fixed Rate Mortgages	15.5
Finance	13.6
Asset-Backed Securities	13.0
Short-Term Investments	9.3
U.S. Treasury Securities	8.6
Sovereign	8.2
Mortgages - Other	8.0
Other***	7.5
Total Investments	100.0	%****

**                    Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

***             Industries and/or investment types representing less than 5% of total investments.

****      Does not include open long/short futures contracts with a value of approximately $106,060,000 and net unrealized appreciation of approximately $498,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $1,924,000 and does not include open swap agreements with net unrealized appreciation of approximately $884,000.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2018 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (93.6%)
Corporate Bonds (93.6%)
Finance (33.3%)
ABN Amro Bank N.V.
4.75%, 7/28/25 (a)	$900	$897
Air Lease Corp.
2.63%, 7/1/22	600	575
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	450	435
American International Group, Inc.
4.50%, 7/16/44	925	865
Assurant, Inc.
4.20%, 9/27/23	650	650
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	625	585
Bank of America Corp.,
MTN
4.00%, 1/22/25	790	781
4.24%, 4/24/38	1,075	1,046
MTN
4.25%, 10/22/26	475	470
7.75%, 5/14/38	700	951
Boston Properties LP
3.65%, 2/1/26	650	628
BPCE SA
5.15%, 7/21/24 (a)	1,025	1,041
Brighthouse Financial, Inc.,
Series WI
3.70%, 6/22/27	1,150	1,023
Brixmor Operating Partnership LP
4.13%, 6/15/26	1,150	1,115
Brookfield Finance LLC
4.00%, 4/1/24	300	297
Capital One Financial Corp.,
3.30%, 10/30/24	1,100	1,046
3.75%, 3/9/27	125	118
Cigna Corp.
3.88%, 10/15/47	525	448
Citigroup, Inc.,
3.89%, 1/10/28	2,175	2,109
4.45%, 9/29/27	1,025	1,009
6.68%, 9/13/43	270	327
8.13%, 7/15/39	100	141
CNA Financial Corp.
5.75%, 8/15/21	75	80
Colony Capital, Inc.
5.00%, 4/15/23	400	381
Commerzbank AG
8.13%, 9/19/23 (a)	550	627
Compass Bank
3.50%, 6/11/21	975	975
Credit Agricole SA
4.13%, 1/10/27 (a)(b)	250	242
Credit Suisse Group AG
3.87%, 1/12/29 (a)	875	824
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/26	650	651

CubeSmart LP
3.13%, 9/1/26	300	276
Deutsche Bank AG,
2.70%, 7/13/20	975	949
3.15%, 1/22/21	625	605
3.95%, 2/27/23	100	96
Digital Realty Trust LP
3.70%, 8/15/27	725	690
Discover Bank
7.00%, 4/15/20	320	338
Discover Financial Services,
3.85%, 11/21/22	420	419
3.95%, 11/6/24	625	611
Extra Space Storage LP
3.13%, 10/1/35 (a)	425	495
Federal Realty Investment Trust
3.63%, 8/1/46	450	392
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	211	205
Goldman Sachs Group, Inc. (The),
MTN
4.80%, 7/8/44	575	572
6.25%, 2/1/41	75	88
6.75%, 10/1/37	1,425	1,694
Great-West Lifeco Finance 2018 LP
4.58%, 5/17/48 (a)	350	355
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	475	464
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	500	492
High Street Funding Trust I
4.11%, 2/15/28 (a)	850	836
HSBC USA, Inc.
3.50%, 6/23/24	100	98
Humana, Inc.,
3.95%, 3/15/27	475	468
4.80%, 3/15/47	100	103
ING Groep N.V.
6.00%, 4/16/20 (c)	200	200
iStar, Inc.
5.25%, 9/15/22	550	534
JPMorgan Chase & Co.,
3.78%, 2/1/28	1,300	1,270
4.13%, 12/15/26	2,700	2,671
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	375	376
Lincoln National Corp.
7.00%, 6/15/40	500	630
Lloyds Banking Group PLC,
3.57%, 11/7/28	900	832
3.75%, 1/11/27	525	497
4.38%, 3/22/28	200	198
Macquarie Bank Ltd.
6.63%, 4/7/21 (a)	365	391
Massachusetts Mutual Life Insurance Co.
4.50%, 4/15/65 (a)	250	235
MetLife, Inc.
5.70%, 6/15/35	150	171
Nationwide Building Society,
3.90%, 7/21/25 (a)	400	397
4.30%, 3/8/29 (a)(b)	475	458
Northern Trust Corp.
3.38%, 5/8/32	575	541

PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	80	80
Prologis LP
3.88%, 9/15/28	350	351
Realty Income Corp.
3.65%, 1/15/28	350	336
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	1,075	1,046
Santander UK PLC
5.00%, 11/7/23 (a)	1,050	1,069
Spirit Realty Capital, Inc.
3.75%, 5/15/21	375	377
Synchrony Financial,
3.70%, 8/4/26	600	552
3.95%, 12/1/27	650	601
Syngenta Finance N.V.
4.89%, 4/24/25 (a)	950	933
TD Ameritrade Holding Corp.,
3.30%, 4/1/27	325	310
3.63%, 4/1/25	550	545
Travelers Cos., Inc. (The)
3.75%, 5/15/46	50	46
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%, 10/5/20 (a)	475	474
Wells Fargo & Co.,
3.00%, 10/23/26	2,125	1,964
MTN
4.10%, 6/3/26	100	98
		48,766
Industrials (52.8%)
21st Century Fox America, Inc.
6.40%, 12/15/35	670	806
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	51
Abbott Laboratories
4.90%, 11/30/46	700	757
AbbVie, Inc.
4.70%, 5/14/45	400	397
Akamai Technologies, Inc.
0.00%, 2/15/19	300	301
Alfa SAB de CV
5.25%, 3/25/24 (a)	400	405
Alimentation Couche-Tard, Inc.
3.55%, 7/26/27 (a)	875	831
Allergan Funding SCS
4.75%, 3/15/45 (b)	242	234
Altria Group, Inc.
5.38%, 1/31/44	55	60
Amazon.com, Inc.,
2.80%, 8/22/24	375	362
4.25%, 8/22/57	425	421
American Airlines Pass-Through Trust,
3.20%, 12/15/29	231	219
4.00%, 1/15/27	485	484
Amgen, Inc.
4.66%, 6/15/51	408	405
Andeavor
4.75%, 12/15/23	1,125	1,169
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%, 12/1/47	100	97
Anheuser-Busch InBev Finance, Inc.,

3.65%, 2/1/26	275	269
4.90%, 2/1/46	1,125	1,161
Apple, Inc.,
3.85%, 5/4/43 – 8/4/46	650	615
4.50%, 2/23/36	475	511
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	475	472
Ashtead Capital, Inc.
4.13%, 8/15/25 (a)	525	492
AT&T, Inc.,
4.25%, 3/1/27	1,000	980
4.90%, 8/15/37 (a)	1,800	1,713
BAT Capital Corp.
4.54%, 8/15/47 (a)	325	305
Bayer US Finance II LLC
4.38%, 12/15/28 (a)	675	678
Becton Dickinson and Co.
4.67%, 6/6/47	350	340
Biogen, Inc.
5.20%, 9/15/45	275	293
Booking Holdings, Inc.
0.90%, 9/15/21 (b)	225	269
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.20%, 1/15/21	250	242
3.00%, 1/15/22	850	827
Buckeye Partners LP
4.13%, 12/1/27	950	864
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	76
4.55%, 9/1/44	435	453
Carlisle Cos., Inc.
3.50%, 12/1/24	400	387
Caterpillar, Inc.
3.80%, 8/15/42 (b)	50	48
Celgene Corp.
4.55%, 2/20/48	450	413
Cencosud SA
6.63%, 2/12/45 (a)	325	328
Cenovus Energy, Inc.
4.25%, 4/15/27 (b)	1,075	1,037
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45	1,175	1,243
Cimarex Energy Co.
3.90%, 5/15/27	850	818
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	675	674
Comcast Corp.
3.15%, 2/15/28	575	532
Concho Resources, Inc.,
3.75%, 10/1/27	275	265
4.85%, 8/15/48 (d)	275	279
ConocoPhillips Co.
4.95%, 3/15/26 (b)	200	216
Crown Castle International Corp.
3.80%, 2/15/28	425	399
CSC Holdings LLC
5.50%, 4/15/27 (a)	600	575
CSX Corp.
2.60%, 11/1/26	350	317
Ctrip.com International Ltd.
1.25%, 9/15/22 (b)	450	463
CVS Health Corp.,

4.30%, 3/25/28	1,050	1,038
4.78%, 3/25/38	900	888
Darden Restaurants, Inc.
3.85%, 5/1/27 (b)	700	678
Dell International LLC/EMC Corp.
8.10%, 7/15/36 (a)	725	853
Delta Air Lines, Inc.
3.63%, 3/15/22	975	965
Discovery Communications LLC,
3.95%, 3/20/28	450	427
5.20%, 9/20/47	375	365
Dollar General Corp.
3.25%, 4/15/23	525	516
Dollar Tree, Inc.,
4.00%, 5/15/25	1,075	1,052
4.20%, 5/15/28	75	73
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	480	464
Electronics For Imaging, Inc.
0.75%, 9/1/19	350	347
Embraer Netherlands Finance BV
5.40%, 2/1/27	330	342
Enable Midstream Partners LP
3.90%, 5/15/24	750	719
Energy Transfer Equity LP
5.50%, 6/1/27	425	426
Energy Transfer Partners LP
6.50%, 2/1/42	900	930
Enterprise Products Operating LLC
5.95%, 2/1/41	275	311
Express Scripts Holding Co.,
3.50%, 6/15/24	500	481
4.80%, 7/15/46 (b)	300	286
Exxon Mobil Corp.
4.11%, 3/1/46	100	102
FedEx Corp.
3.20%, 2/1/25	600	581
Finisar Corp.
0.50%, 12/15/36	600	546
Ford Motor Co.
4.75%, 1/15/43	550	477
General Electric Co.,
4.50%, 3/11/44 (b)	100	98
Series D
5.00%, 1/21/21 (b)(c)	525	518
General Motors Co.,
6.60%, 4/1/36	625	678
6.75%, 4/1/46	150	167
General Motors Financial Co., Inc.
3.95%, 4/13/24	500	490
Gilead Sciences, Inc.,
4.50%, 2/1/45	25	25
4.80%, 4/1/44	50	52
Glencore Funding LLC
3.88%, 10/27/27 (a)	550	512
Goldcorp, Inc.
5.45%, 6/9/44	225	239
Grupo Bimbo SAB de CV
3.88%, 6/27/24 (a)	400	392
Halliburton Co.
5.00%, 11/15/45	400	428
Harris Corp.,
4.40%, 6/15/28	50	51

4.85%, 4/27/35	475	486
Home Depot, Inc. (The),
4.88%, 2/15/44	75	82
5.88%, 12/16/36	159	193
Illumina, Inc.
0.00%, 6/15/19	407	481
International Paper Co.
3.00%, 2/15/27	1,300	1,179
Jaguar Land Rover Automotive PLC
4.50%, 10/1/27 (a)(b)	400	359
Johnson Controls International PLC
3.90%, 2/14/26	375	371
Kinder Morgan Energy Partners LP
5.00%, 3/1/43	325	302
Kohl’s Corp.
5.55%, 7/17/45	325	317
Kraft Heinz Foods Co.,
4.38%, 6/1/46	175	152
6.50%, 2/9/40	425	481
Kroger Co. (The),
4.45%, 2/1/47 (b)	200	183
6.90%, 4/15/38	30	36
Lockheed Martin Corp.
3.55%, 1/15/26	400	394
LyondellBasell Industries N.V.
4.63%, 2/26/55	325	302
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23 (b)	1,125	1,059
Maple Escrow Subsidiary, Inc.,
4.60%, 5/25/28 (a)	450	453
5.09%, 5/25/48 (a)(b)	150	152
McDonald’s Corp.,
MTN
4.60%, 5/26/45	550	557
Medtronic, Inc.
4.63%, 3/15/45	125	133
Microsoft Corp.
4.45%, 11/3/45	1,275	1,376
MPLX LP,
4.00%, 2/15/25	500	490
5.20%, 3/1/47	400	399
Mylan N.V.
3.95%, 6/15/26	525	502
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (a)	1,125	1,040
Noble Energy, Inc.
5.05%, 11/15/44	400	401
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	615	616
Nuance Communications, Inc.
1.00%, 12/15/35	470	423
Nucor Corp.
3.95%, 5/1/28	350	350
Nvent Finance Sarl
3.95%, 4/15/23 (a)	1,075	1,065
Oracle Corp.,
3.80%, 11/15/37	825	782
4.50%, 7/8/44	150	153
Patterson-UTI Energy, Inc.
3.95%, 2/1/28 (a)	450	422
Philip Morris International, Inc.
4.50%, 3/20/42	75	74

Phillips 66
5.88%, 5/1/42	300	349
Plains All American Pipeline LP/PAA Finance Corp.,
4.50%, 12/15/26	125	123
6.70%, 5/15/36	365	388
Reynolds American, Inc.
5.85%, 8/15/45	175	192
Rockies Express Pipeline LLC
6.88%, 4/15/40 (a)	450	515
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	1,075	1,043
Sigma Finance Netherlands BV
4.88%, 3/27/28 (a)	200	192
Smithfield Foods, Inc.
2.65%, 10/3/21 (a)	100	95
Southern Copper Corp.
7.50%, 7/27/35	358	438
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
4.74%, 3/20/25 (a)	400	398
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 1/15/28 (a)	550	542
Telefonica Emisiones SAU
4.10%, 3/8/27	400	388
Telefonica Europe BV
8.25%, 9/15/30	834	1,081
Telenor East Holding II AS,
Series VIP
0.25%, 9/20/19	200	193
Tencent Holdings Ltd.
3.60%, 1/19/28 (a)	200	189
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 3/1/28 (b)	475	485
Thermo Fisher Scientific, Inc.
2.95%, 9/19/26	700	648
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (a)	425	393
4.13%, 2/2/26 (a)	510	505
Trimble, Inc.
4.90%, 6/15/28	625	625
Tyson Foods, Inc.
4.88%, 8/15/34	400	404
Union Pacific Corp.
3.95%, 9/10/28 (b)	400	403
United Airlines Pass-Through Trust,
Class A
4.30%, 2/15/27	579	592
Vale Overseas Ltd.
6.88%, 11/21/36	765	863
Verint Systems, Inc.
1.50%, 6/1/21	575	567
Verizon Communications, Inc.,
4.13%, 3/16/27	600	595
4.27%, 1/15/36	1,675	1,550
Viacom, Inc.
5.85%, 9/1/43	475	476
Viavi Solutions, Inc.
0.63%, 8/15/33 (b)	525	530
Visa, Inc.
4.30%, 12/14/45	100	104
Walmart, Inc.,
3.63%, 12/15/47 (b)	100	93
3.70%, 6/26/28	1,075	1,085

Warner Media LLC
3.80%, 2/15/27	700	662
Williams Partners LP
6.30%, 4/15/40	350	392
Wolverine World Wide, Inc.
5.00%, 9/1/26 (a)	550	524
Woodside Finance Ltd.
3.70%, 9/15/26 (a)	850	818
Wyndham Destinations, Inc.
4.15%, 4/1/24 (b)	700	692
Zillow Group, Inc.
2.00%, 12/1/21	325	413
		77,380
Utilities (7.5%)
Abu Dhabi National Energy Co., PJSC
4.38%, 6/22/26 (a)	625	618
Appalachian Power Co.,
3.40%, 6/1/25	325	320
7.00%, 4/1/38	325	430
Black Hills Corp.
3.15%, 1/15/27	375	347
Boston Gas Co.
4.49%, 2/15/42 (a)	125	129
CMS Energy Corp.,
5.05%, 3/15/22	295	310
6.25%, 2/1/20	370	387
Duke Energy Carolinas LLC
3.75%, 6/1/45	150	141
Duke Energy Corp.
2.65%, 9/1/26	600	541
EDP Finance BV
3.63%, 7/15/24 (a)	975	936
Emera US Finance LP
3.55%, 6/15/26	225	212
Enel Chile SA
4.88%, 6/12/28	325	328
Enel Finance International N.V.
6.00%, 10/7/39 (a)	450	502
Enel SpA
8.75%, 9/24/73 (a)	210	234
Entergy Arkansas, Inc.
3.50%, 4/1/26	458	452
Entergy Louisiana LLC
3.05%, 6/1/31	75	69
ITC Holdings Corp.
3.35%, 11/15/27 (b)	525	493
Mid-Atlantic Interstate Transmission LLC
4.10%, 5/15/28 (a)	600	601
Mississippi Power Co.
3.95%, 3/30/28	400	397
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	196
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	550	530
Pacific Gas & Electric Co.
3.95%, 12/1/47	100	86
Sempra Energy
3.55%, 6/15/24	900	883
South Carolina Electric & Gas Co.
4.50%, 6/1/64	75	69

Southern Co. (The)
4.40%, 7/1/46	425	417
Toledo Edison Co. (The)
7.25%, 5/1/20	23	24
Trans-Allegheny Interstate Line Co.
3.85%, 6/1/25 (a)	400	399
TransAlta Corp.
4.50%, 11/15/22	986	986
		11,037
Total Fixed Income Securities (Cost $139,750)		137,183

	Shares	Value (000)
Short-Term Investments (8.4%)
Securities held as Collateral on Loaned Securities (3.5%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $5,153)	5,152,953	5,153

Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $5,261)	5,261,143	5,261

	Face Amount (000)
U.S. Treasury Security (1.3%)
U.S. Treasury Bill
2.02%, 11/1/18 (f)(g) (Cost $1,852)	$1,865	1,853
Total Short-Term Investments (Cost $12,266)		12,267
Total Investments (102.0%) (Cost $152,016) Including $8,207 of Securities Loaned (h)(i)(j)		149,450
Liabilities in Excess of Other Assets (-2.0%)		(2,925)
Net Assets (100.0%)		$146,525

(a)                            144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                            All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2018, were approximately $8,207,000 and $8,371,000, respectively. The Fund received cash collateral of approximately $5,153,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds — Government Portfolio- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $3,218,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                             Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2018.

(d)                            When-issued security.

(e)                             The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(f)                              Rate shown is the yield to maturity at June 30, 2018.

(g)                             All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

(h)                            Securities are available for collateral in connection with purchase of a when-issued security, open futures contracts and swap agreements.

(i)                                The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

(j)                               At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,181,000 and the aggregate gross unrealized depreciation is approximately $4,613,000, resulting in net unrealized depreciation of approximately $2,432,000.

MTN              Medium Term Note.

PJSC               Public Joint Stock Company.

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	181	Sep-18	36,200	$38,341	$(15)
U.S. Treasury 30 yr. Bond	18	Sep-18	1,800	2,610	28
U.S. Treasury 5 yr. Note	31	Sep-18	3,100	3,522	10
U.S. Treasury Ultra Bond	100	Sep-18	10,000	15,956	196

Short:
U.S. Treasury 10 yr. Note	378	Sep-18	(37,800)	(45,431)	(163)
U.S. Treasury 10 yr. Ultra Long Bond	73	Sep-18	(7,300)	(9,361)	(61)
					$(5)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48%	Semi-Annual/ Quarterly	12/21/26	$7,355	$232	$195	$37
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.33	Semi-Annual/ Quarterly	11/9/27	1,000	52	—	52
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/ Quarterly	11/9/47	3,250	278	228	50
							$562	$423	$139

*                                              Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

LIBOR             London Interbank Offered Rate.

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	53.6%
Finance	33.8
Utilities	7.7
Other***	4.9
Total Investments	100.0	%****

**                    Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

***             Industries and/or investment types representing less than 5% of total investments.

****      Does not include open long/short futures contracts with a value of approximately $115,221,000 and net unrealized depreciation of approximately $5,000.  Does not include open swap agreements with total unrealized appreciation of approximately $139,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2018 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.7%)
Corporate Bonds (89.4%)
Basic Materials (3.9%)
American Gilsonite Co.
17.00% Cash, 3.41% PIK, 12/31/21 (a)(b)(c)	$201	$227
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	1,000	967
First Quantum Minerals Ltd.
7.50%, 4/1/25 (a)	800	793
Hexion, Inc.
10.00%, 4/15/20	1,000	995
Hudbay Minerals, Inc.
7.25%, 1/15/23 (a)	750	776
IAMGOLD Corp.
7.00%, 4/15/25 (a)	500	512
International Wire Group, Inc.
10.75%, 8/1/21 (a)	750	709
Mercer International, Inc.
5.50%, 1/15/26 (a)	425	413
MSCI, Inc.
4.75%, 8/1/26 (a)	150	146
PQ Corp.
5.75%, 12/15/25 (a)	225	222
Valvoline, Inc.
5.50%, 7/15/24	200	202
Versum Materials, Inc.
5.50%, 9/30/24 (a)	250	254
		6,216
Communications (6.2%)
Altice France SA
7.38%, 5/1/26 (a)	825	810
Altice Luxembourg SA
7.63%, 2/15/25 (a)	400	369
Block Communications, Inc.
6.88%, 2/15/25 (a)	750	752
Cable One, Inc.
5.75%, 6/15/22 (a)	350	358
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	750	690
CommScope Technologies LLC
5.00%, 3/15/27 (a)	400	377
CSC Holdings LLC
5.25%, 6/1/24	750	711
DISH DBS Corp.
7.75%, 7/1/26	250	220
EW Scripps Co. (The)
5.13%, 5/15/25 (a)	700	658
Gray Television, Inc.
5.88%, 7/15/26 (a)	700	668
HC2 Holdings, Inc.
11.00%, 12/1/19 (a)	975	994
Intelsat Jackson Holdings SA
8.00%, 2/15/24 (a)	500	526
Lamar Media Corp.
5.75%, 2/1/26	300	305

MDC Partners, Inc.
6.50%, 5/1/24 (a)	764	667
Midcontinent Communications/Midcontinent Finance Corp.
6.88%, 8/15/23 (a)	500	526
Sprint Communications, Inc.
6.00%, 11/15/22	1,000	994
Virgin Media Secured Finance PLC
5.50%, 8/15/26 (a)	450	422
		10,047
Consumer, Cyclical (17.2%)
Air Canada
7.75%, 4/15/21 (a)	500	536
American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/26 (a)	750	742
Aramark Services, Inc.
4.75%, 6/1/26	250	242
Aston Martin Capital Holdings Ltd.
6.50%, 4/15/22 (a)	400	410
AV Homes, Inc.
6.63%, 5/15/22	500	517
Beacon Roofing Supply, Inc.
6.38%, 10/1/23	500	519
Beazer Homes USA, Inc.,
5.88%, 10/15/27	425	372
8.75%, 3/15/22	500	533
Boyd Gaming Corp.
6.00%, 8/15/26 (a)	350	348
Boyne USA, Inc.
7.25%, 5/1/25 (a)	780	817
Carrols Restaurant Group, Inc.
8.00%, 5/1/22	525	549
CCM Merger, Inc.
6.00%, 3/15/22 (a)	600	612
Century Communities, Inc.
5.88%, 7/15/25	675	640
Cumberland Farms, Inc.
6.75%, 5/1/25 (a)	700	710
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23 (a)	750	769
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50%, 5/1/25 (a)	175	175
Eldorado Resorts, Inc.
6.00%, 4/1/25	750	755
EMI Music Publishing Group North America Holdings, Inc.
7.63%, 6/15/24 (a)	550	597
FelCor Lodging LP
6.00%, 6/1/25	250	258
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 1/15/22	750	683
Global Partners LP/GLP Finance Corp.,
6.25%, 7/15/22	750	731
7.00%, 6/15/23	115	115
Golden Nugget, Inc.
8.75%, 10/1/25 (a)	600	618
Hanesbrands, Inc.
4.88%, 5/15/26 (a)	250	243
IRB Holding Corp.
6.75%, 2/15/26 (a)	445	426

JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	750	772
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/1/24 (a)	250	247
LGI Homes, Inc.
6.88%, 7/15/26 (a)	250	250
Mattamy Group Corp.
6.88%, 12/15/23 (a)	400	407
Meritor, Inc.
6.25%, 2/15/24	500	506
Nathan’s Famous, Inc.
6.63%, 11/1/25 (a)	900	913
National CineMedia LLC
5.75%, 8/15/26	750	688
Navistar International Corp.
6.63%, 11/1/25 (a)	700	723
Neiman Marcus Group Ltd., LLC
8.75% Cash, 9.50% PIK, 10/15/21 (a)(b)	384	257
New Home Co., Inc. (The)
7.25%, 4/1/22	500	517
Party City Holdings, Inc.
6.13%, 8/15/23 (a)	500	505
Rite Aid Corp.
6.13%, 4/1/23 (a)	750	761
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 8/15/21 (a)	850	844
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/1/25	500	464
Silversea Cruise Finance Ltd.
7.25%, 2/1/25 (a)	850	922
Sonic Automotive, Inc.
5.00%, 5/15/23	750	720
Speedway Motorsports, Inc.
5.13%, 2/1/23	500	491
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	800	754
Tempur Sealy International, Inc.
5.50%, 6/15/26	500	485
Titan International, Inc.
6.50%, 11/30/23 (a)	750	750
Tops Holding II Corp.
8.75%, 6/15/18 (d)(e)	175	2
VistaJet Malta Finance PLC/VistaJet Co., Finance LLC
7.75%, 6/1/20 (a)	950	945
William Lyon Homes, Inc.
6.00%, 9/1/23 (a)	650	645
Williams Scotsman International, Inc.
7.88%, 12/15/22 (a)	800	830
Wolverine World Wide, Inc.
5.00%, 9/1/26 (a)	500	476
		27,791
Consumer, Non-Cyclical (14.6%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	250	251
5.63%, 2/15/23	250	253
ACCO Brands Corp.
5.25%, 12/15/24 (a)	500	500

Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	925	906
Albertsons Cos., Inc.
3 Month USD LIBOR + 3.75%, 6.09%, 1/15/24 (a)(f)	450	452
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25	450	401
APTIM Corp.
7.75%, 6/15/25 (a)	750	611
APX Group, Inc.
7.63%, 9/1/23	500	446
Beverages & More, Inc.
11.50%, 6/15/22 (a)	750	649
Central Garden & Pet Co.
5.13%, 2/1/28	350	325
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)	525	506
Clearwater Seafoods, Inc.
6.88%, 5/1/25 (a)	300	289
Eagle Holding Co., II LLC
7.63% Cash, 8.38% PIK, 5/15/22 (a)(b)	200	203
Emeco Pty Ltd.,
Series B
9.25%, 3/31/22	837	896
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	950	786
Envision Healthcare Corp.
5.63%, 7/15/22	400	407
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	500	461
First Quality Finance Co., Inc.
5.00%, 7/1/25 (a)	730	670
Flexi-Van Leasing, Inc.
10.00%, 2/15/23 (a)	640	606
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	750	769
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	350	341
HCA, Inc.
5.25%, 6/15/26	250	249
Hertz Corp. (The),
5.88%, 10/15/20	350	344
7.63%, 6/1/22 (a)	250	241
IQVIA, Inc.
4.88%, 5/15/23 (a)	250	254
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 8/1/23 (a)	500	499
Lamb Weston Holdings, Inc.
4.88%, 11/1/26 (a)	300	293
Live Nation Entertainment, Inc.
4.88%, 11/1/24 (a)	350	340
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	750	604
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.
8.50%, 6/1/26 (a)	800	774
Michael Baker International LLC
8.75%, 3/1/23 (a)	800	784
MPH Acquisition Holdings LLC
7.13%, 6/1/24 (a)	150	154
NVA Holdings, Inc.
6.88%, 4/1/26 (a)	500	499

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%, 1/15/24	450	476
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	740	642
Polaris Intermediate Corp.
8.50% Cash, 8.50% PIK, 12/1/22 (a)(b)	375	388
Select Medical Corp.
6.38%, 6/1/21	500	509
Service Corp. International
4.63%, 12/15/27	500	474
Simmons Foods, Inc.
5.75%, 11/1/24 (a)	600	523
Spectrum Brands, Inc.
5.75%, 7/15/25	250	248
Surgery Center Holdings, Inc.
6.75%, 7/1/25 (a)	750	715
Team Health Holdings, Inc.
6.38%, 2/1/25 (a)	750	649
Teleflex, Inc.
4.88%, 6/1/26	200	197
Tenet Healthcare Corp.
7.00%, 8/1/25 (a)	300	299
TMS International Corp.
7.25%, 8/15/25 (a)	700	717
TreeHouse Foods, Inc.
6.00%, 2/15/24 (a)	250	255
United Rentals North America, Inc.
5.75%, 11/15/24	350	357
Valeant Pharmaceuticals International, Inc.,
5.88%, 5/15/23 (a)	750	707
6.13%, 4/15/25 (a)	500	462
9.00%, 12/15/25 (a)	275	286
		23,667
Diversified (0.6%)
PetSmart, Inc.
7.13%, 3/15/23 (a)	750	507
Trident Merger Sub, Inc.
6.63%, 11/1/25 (a)	500	489
		996
Energy (15.2%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.88%, 12/15/24	500	532
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (a)	750	739
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	750	744
Calfrac Holdings LP
8.50%, 6/15/26 (a)	750	747
Callon Petroleum Co.
6.13%, 10/1/24	650	661
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	800	814
Chaparral Energy, Inc.
8.75%, 7/15/23 (a)	750	757
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/1/23	750	767
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)	425	411

Denbury Resources, Inc.
5.50%, 5/1/22	1,150	1,064
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 1/30/28 (a)	750	734
Energy Ventures Gom LLC/EnVen Finance Corp.
11.00%, 2/15/23 (a)	750	793
Gulfport Energy Corp.
6.38%, 1/15/26	600	577
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.00%, 12/1/24 (a)	500	487
5.75%, 10/1/25 (a)	250	251
Jagged Peak Energy LLC
5.88%, 5/1/26 (a)	250	246
Laredo Petroleum, Inc.,
5.63%, 1/15/22	250	248
6.25%, 3/15/23	450	453
Lonestar Resources America, Inc.
11.25%, 1/1/23 (a)	900	961
Matador Resources Co.
6.88%, 4/15/23	300	315
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26 (a)	900	885
Murphy Oil Corp.
5.75%, 8/15/25	800	800
Murphy Oil USA, Inc.
5.63%, 5/1/27	500	491
Northern Oil and Gas, Inc.
8.00%, 6/1/20	1,100	1,097
Oceaneering International, Inc.
6.00%, 2/1/28	650	647
Parkland Fuel Corp.
6.00%, 4/1/26 (a)	900	889
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 1/15/25 (a)	500	499
PDC Energy, Inc.
6.13%, 9/15/24	500	512
Rockies Express Pipeline LLC
6.88%, 4/15/40 (a)	400	458
Rowan Cos., Inc.
7.38%, 6/15/25	600	583
RSP Permian, Inc.,
5.25%, 1/15/25	250	269
6.63%, 10/1/22	500	527
SemGroup Corp.
7.25%, 3/15/26	500	492
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 11/15/23	385	365
Seven Generations Energy Ltd.
5.38%, 9/30/25 (a)	425	410
SM Energy Co.
5.00%, 1/15/24	400	380
Southwestern Energy Co.
5.80%, 1/23/20	750	765
Sunoco LP/Sunoco Finance Corp.
5.88%, 3/15/28 (a)	150	142
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 9/15/24 (a)	250	256
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 2/15/26	715	726
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	500	499

Whiting Petroleum Corp.,
5.75%, 3/15/21	350	358
6.63%, 1/15/26 (a)	250	258
		24,609
Finance (9.4%)
AHP Health Partners, Inc.
9.75%, 7/15/26 (a)	600	603
Baytex Energy Corp.
5.63%, 6/1/24 (a)	750	707
CIT Group, Inc.
6.13%, 3/9/28	350	361
CNO Financial Group, Inc.
4.50%, 5/30/20	250	251
CTR Partnership LP/CareTrust Capital Corp.
5.25%, 6/1/25	578	559
Exela Intermediate LLC/Exela Finance, Inc.
10.00%, 7/15/23 (a)	750	770
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/25 (a)	750	733
Fly Leasing Ltd.
5.25%, 10/15/24	425	399
Freedom Mortgage Corp.
8.25%, 4/15/25 (a)	625	614
HUB International Ltd.
7.00%, 5/1/26 (a)	650	643
Hunt Cos., Inc.
6.25%, 2/15/26 (a)	750	701
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.75%, 2/1/24	800	809
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.
7.25%, 8/1/22 (a)	650	664
iStar, Inc.
6.50%, 7/1/21	750	762
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22 (a)	750	814
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24 (a)	825	813
Kennedy-Wilson, Inc.
5.88%, 4/1/24	750	731
Lions Gate Capital Holdings LLC
5.88%, 11/1/24 (a)	400	407
MGIC Investment Corp.
5.75%, 8/15/23	400	410
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	500	479
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/22 (a)	750	763
Post Holdings, Inc.
5.00%, 8/15/26 (a)	200	187
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 6/15/25 (a)	500	488
Radian Group, Inc.
4.50%, 10/1/24	350	340
Starwood Property Trust, Inc.
4.75%, 3/15/25 (a)	450	433
USIS Merger Sub, Inc.
6.88%, 5/1/25 (a)	750	748
		15,189

Industrials (16.8%)
American Woodmark Corp.
4.88%, 3/15/26 (a)	175	166
Apex Tool Group LLC/BC Mountain Finance, Inc.
9.00%, 2/15/23 (a)	900	873
ARD Finance SA
7.13% Cash, 7.88% PIK, 9/15/23 (b)	600	603
ARD Securities Finance SARL
8.75% Cash, 8.75% PIK, 1/31/23 (a)(b)	550	562
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20 (a)	603	580
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 3/15/24 (a)	750	800
Builders FirstSource, Inc.
5.63%, 9/1/24 (a)	500	488
BWAY Holding Co.
7.25%, 4/15/25 (a)	1,000	978
CEVA Group PLC
6.00% Cash, 3.00% PIK, 9/1/20 (a)(b)	700	729
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	800	826
Core & Main LP
6.13%, 8/15/25 (a)	750	714
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	979	996
CTP Transportation Products LLC/CTP Finance, Inc.
8.25%, 12/15/19 (a)	1,250	1,256
Energizer Gamma Acquisition, Inc.
6.38%, 7/15/26 (a)(g)	750	764
EnPro Industries, Inc.
5.88%, 9/15/22	552	566
Flex Acquisition Co., Inc.
6.88%, 1/15/25 (a)	750	726
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	950	931
Gibraltar Industries, Inc.
6.25%, 2/1/21	461	466
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (a)	750	784
Itron, Inc.
5.00%, 1/15/26 (a)	400	381
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	1,050	1,095
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23 (a)	750	769
Koppers, Inc.
6.00%, 2/15/25 (a)	500	501
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	500	519
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	750	744
Multi-Color Corp.
4.88%, 11/1/25 (a)	500	467
New Enterprise Stone & Lime Co., Inc.
6.25%, 3/15/26 (a)	750	759
Novelis Corp.
5.88%, 9/30/26 (a)	500	480
Park Aerospace Holdings Ltd.
5.25%, 8/15/22 (a)	500	497
Pisces Midco, Inc.
8.00%, 4/15/26 (a)	750	725

SAExploration Holdings, Inc.
10.00% Cash, 11.00% PIK, 4/14/19 (a)(b)	579	371
SBA Communications Corp.
4.88%, 9/1/24	300	288
Standard Industries, Inc.
5.00%, 2/15/27 (a)	500	465
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 7/15/23	500	510
syncreon Group BV/syncreon Global Finance US, Inc.
8.63%, 11/1/21 (a)	450	389
Techniplas LLC
10.00%, 5/1/20 (a)	1,000	895
TopBuild Corp.
5.63%, 5/1/26 (a)	500	481
TriMas Corp.
4.88%, 10/15/25 (a)	500	476
TTM Technologies, Inc.
5.63%, 10/1/25 (a)	550	538
Tutor Perini Corp.
6.88%, 5/1/25 (a)	400	402
US Concrete, Inc.
6.38%, 6/1/24	400	403
XPO Logistics, Inc.
6.13%, 9/1/23 (a)	375	386
Zachry Holdings, Inc.
7.50%, 2/1/20 (a)	800	795
		27,144
Technology (3.5%)
BCP Singapore VI Cayman Financing Co., Ltd.
8.00%, 4/15/21 (a)	600	591
CDK Global, Inc.
5.88%, 6/15/26	500	511
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%, 3/1/25 (a)	800	760
DynCorp International, Inc.
10.38% Cash, 1.50% PIK, 11/30/20 (b)	814	851
First Data Corp.
7.00%, 12/1/23 (a)	350	365
Harland Clarke Holdings Corp.
6.88%, 3/1/20 (a)	700	695
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25 (a)	500	509
Rackspace Hosting, Inc.
8.63%, 11/15/24 (a)	800	806
RP Crown Parent LLC
7.38%, 10/15/24 (a)	550	567
		5,655
Utilities (2.0%)
Calpine Corp.
5.75%, 1/15/25	750	688
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	800	812
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 3/1/25	750	712
NRG Energy, Inc.
6.63%, 1/15/27	400	413

Vistra Energy Corp.
7.38%, 11/1/22	500	524
		3,149
		144,463
Variable Rate Senior Loan Interests (7.3%)
Communications (0.2%)
Windstream Services LLC,
Term B6
1 Month USD LIBOR + 4.00%, 6.09%, 3/30/21	274	261

Consumer, Cyclical (3.1%)
BJ’s Wholesale Club, Inc.,
2nd Lien Term
1 Month USD LIBOR + 7.50%, 9.53%, 1/27/25	996	1,008
Chassix, Inc.,
1st Lien Term
6 Month USD LIBOR + 5.50%, 9.50%, 11/15/23	721	727
Commercial Vehicle Group, Inc.,
Term B
1 Month USD LIBOR + 6.00%, 8.09%, 4/12/23	634	639
Neiman Marcus Group Ltd., LLC,
Term Loan
1 Month USD LIBOR + 3.25%, 5.26%, 10/25/20	491	436
Office Depot, Inc.,
Term B
1 Month USD LIBOR + 7.00%, 9.34%, 11/8/22	463	475
Playa Resorts Holding B.V.,
Term B
1 Month USD LIBOR + 2.75%, 4.84%, 4/27/24	645	639
Sesac Holdco II LLC,
2nd Lien Term
1 Month USD LIBOR + 7.25%, 9.34%, 2/24/25	1,000	994
		4,918
Consumer, Non-Cyclical (0.5%)
Monitronics International, Inc.,
Term B2
3 Month USD LIBOR + 5.50%, 7.83%, 9/30/22	149	143
Wells Enterprises, Inc.,
Term B
1 Month USD LIBOR + 2.75%, 4.84%, 3/29/25	723	734
		877
Energy (0.6%)
Gavilan Resources LLC,
2nd Lien Term
1 Month USD LIBOR + 6.00%, 8.09%, 3/1/24	1,000	987

Industrials (2.9%)
Associated Asphalt Partners LLC,
Term B
1 Month USD LIBOR + 5.25%, 7.34%, 4/5/24	989	969
Gruden Acquisition, Inc.,
Term Loan
3 Month USD LIBOR + 5.50%, 7.83%, 8/18/22	488	492

Kemet Electronic Corp.,
Term B
1 Month USD LIBOR + 6.00%, 8.09%, 4/28/24	950	964
Michael Baker International LLC,
Term B
1 Month USD LIBOR + 4.50%, 6.59%, 11/21/22	499	500
SAExploration Holdings, Inc.,
Term Loan
11.50%, 6/28/23 (c)	500	470
Shape Technologies Group, Inc.,
Term Loan
1 Month USD LIBOR + 3.00%, 5.50%, 4/20/25	350	349
syncreon Global Finance, Inc.,
Term B
3 Month USD LIBOR + 4.25%, 6.61%, 10/28/20	495	468
Titan Acquisition Ltd.,
Term B
1 Month USD LIBOR + 3.00%, 5.09%, 3/28/25	524	517
		4,729
		11,772
Total Fixed Income Securities (Cost $157,988)		156,235

	Shares	Value (000)
Common Stocks (0.3%)
Auto Components (0.0%)
Exide Technologies (h)	592	1

Energy Equipment & Services (0.0%)
SAExploration Holdings, Inc. (h)	12,646	19

Equity Real Estate Investment Trusts (REITs) (0.2%)
American Gilsonite Co. (h)	500	275

Machinery (0.0%)
Iracore International Holdings, Inc., Class A (h)(i)	470	42

Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. (c)(h)	2,826	74

Trading Companies & Distributors (0.1%)
Emeco Holdings Ltd. (Australia) (h)	430,643	119
Total Common Stocks (Cost $203)		530

Preferred Stocks (0.2%)
Energy Equipment & Services (0.2%)
SAExploration Holdings, Inc. Series A (h)	238	119
SAExploration Holdings, Inc. Series B (h)	6,343	211
Total Preferred Stocks (Cost $375)		330

	Shares	Value (000)
Participation Notes (0.1%)
Energy Equipment & Services (0.1%)
SAExploration Holdings, Inc. Equity Linked Notes, expires 7/27/21 (h)	54,840	84

Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. Equity Linked Notes, expires 9/23/20 (c)(h)	2,802	10
Total Participation Notes (Cost $104)		94

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $2,911)	2,911,143	2,911
Total Investments (99.1%) (Cost $161,581) (k)(l)(m)		160,100
Other Assets in Excess of Liabilities (0.9%)		1,498
Net Assets (100.0%)		$161,598

(a)                                               144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                               PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)                                                Security has been deemed illiquid at June 30, 2018.

(d)                                               Issuer in bankruptcy.

(e)                                                Non-income producing security; bond in default.

(f)                                                 Floating or Variable rate securities: The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(g)                                                When-issued security.

(h)                                               Non-income producing security.

(i)                                                   At June 30, 2018, the Fund held a fair valued security valued at $42,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(j)                                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2018, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(k)                                               Securities are available for collateral in connection with purchase of a when-issued security.

(l)                                                   The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

(m)                                           At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,486,000 and the aggregate gross unrealized depreciation is approximately $3,967,000, resulting in net unrealized depreciation of approximately $1,481,000.

LIBOR                      London Interbank Offered Rate.

USD                                     United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	17.4%
Industrials	17.1
Energy	15.4
Consumer, Non-Cyclical	14.8
Other*	12.1
Finance	9.5
Variable Rate Senior Loan Interests	7.4
Communications	6.3
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2018 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (93.2%)
Agency Adjustable Rate Mortgages (0.9%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.30% ,3.63%, 3/1/37	$524	$554
1 Year CMT + 2.32% ,3.75%, 7/1/38	415	439
1 Year CMT + 2.32% ,3.87%, 1/1/36	394	418
1 Year CMT + 2.19% ,3.91%, 6/1/38	275	288
		1,699
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed) (0.3%)
Safina Ltd.
2.00%, 12/30/23	479	466
Agency Fixed Rate Mortgages (1.3%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	372	384
6.50%, 9/1/19 — 4/1/24	1	1
7.50%, 11/1/19 — 5/1/35	29	32
8.00%, 8/1/32	17	19
8.50%, 8/1/31	17	19
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 — 7/1/24	566	584
5.00%, 12/1/23 — 12/1/24	305	317
6.00%, 9/1/37	81	90
6.50%, 2/1/28 — 10/1/32	229	253
7.00%, 7/1/29 — 3/1/37	235	261
7.50%, 8/1/37	38	44
8.00%, 4/1/33	68	78
8.50%, 10/1/32	32	38
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	123	135
8.50%, 7/15/30	66	73
		2,328
Asset-Backed Securities (22.8%)
Ally Auto Receivables Trust,
1.47%, 4/15/20	209	208
1.75%, 12/15/21	730	720
AMSR Trust
1 Month USD LIBOR + 1.40%, 3.49%, 11/17/33 (a)(b)	600	602
Avant Loans Funding Trust
3.95%, 12/15/22 (b)	400	401
Bayview Koitere Fund Trust
3.62%, 3/28/33 (b)	447	447
Bayview Opportunity Master Fund IIIa Trust,
3.10%, 9/28/32 (b)	410	409
3.35%, 11/28/32 (b)	458	457
Bayview Opportunity Master Fund IVb Trust
3.50%, 1/28/55 (a)(b)	319	319
Bayview Opportunity Master Fund Trust
3.82%, 4/28/33 (b)	648	649

BMW Vehicle Lease Trust,
1.98%, 5/20/20	775	771
2.07%, 10/20/20	210	208
CLUB Credit Trust,
2.42%, 9/15/23 (b)	219	218
3.67%, 5/15/24 (b)	350	349
Colony American Homes
1 Month USD LIBOR + 3.00%, 5.05%, 7/17/32 (a)(b)	600	602
Consumer Loan Underlying Bond Credit Trust,
3.50%, 1/16/24 (b)	250	250
4.07%, 7/15/25 (b)	283	284
Credit Suisse ABS Trust
4.28%, 7/25/24 (b)	378	378
Finance of America Structured Securities Trust
3.62%, 11/25/27 (a)(b)	700	697
Ford Credit Auto Owner Trust
2.26%, 11/15/25 (b)	1,165	1,160
Foundation Finance Trust
3.30%, 7/15/33 (b)	547	539
GCAT LLC,
3.35%, 4/25/47 (b)	259	259
3.84%, 6/25/48 (b)	628	629
GM Financial Automobile Leasing Trust
3.06%, 6/21/21	280	280
GM Financial Consumer Automobile Receivables Trust
2.81%, 12/16/22	1,330	1,326
GMAT Trust
4.25%, 9/25/20 (b)	204	206
Hyundai Auto Receivables Trust
1.77%, 1/18/22	700	689
Invitation Homes Trust,
1 Month USD LIBOR + 1.30%, 3.37%, 8/17/32 (a)(b)	701	703
1 Month USD LIBOR + 2.75%, 4.82%, 8/17/32 (a)(b)	666	668
Mariner Finance Issuance Trust
3.62%, 2/20/29 (b)	550	552
Marlette Funding Trust
2.83%, 3/15/24 (b)	155	155
Mercedes-Benz Auto Lease Trust
1.35%, 8/15/19	484	483
MFA LLC
3.88%, 5/25/48 (b)	688	693
MFA Trust
3.35%, 11/25/47 (b)	651	648
Nationstar HECM Loan Trust,
2.82%, 9/25/27 (a)(b)	250	247
2.94%, 5/25/27 (b)	600	595
Nissan Auto Lease Trust
1.91%, 4/15/20	670	665
Nissan Auto Receivables Owner Trust
1.75%, 10/15/21	780	768
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 3.16%, 7/25/25 (a)	271	272
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (b)	355	352
4.59%, 2/25/23 (b)	636	633
Oak Hill Advisors Residential Loan Trust,
3.00%, 6/25/57 — 7/25/57 (b)	873	867
Ocwen Master Advance Receivables Trust,
2.50%, 9/15/48 (b)	700	699
2.72%, 8/16/49 (b)	600	598
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 2.58%, 8/20/30 (a)	131	129

OSCAR US Funding Trust VII LLC
2.70%, 11/10/20 (a)(b)	183	183
OSCAR US Funding Trust VIII LLC
2.91%, 4/12/21 (b)	240	240
Panhandle-Plains Higher Education Authority, Inc.
3 Month USD LIBOR + 0.95%, 3.26%, 7/1/24 (a)	53	54
PFS Financing Corp.,
2.57%, 7/15/22 (b)	460	452
2.74%, 10/17/22 (b)	440	431
2.89%, 2/15/23 (b)	275	273
3.19%, 4/17/23 (b)	300	299
Pretium Mortgage Credit Partners I LLC,
3.25%, 8/27/32 — 3/28/57(b)	791	788
3.33%, 12/30/32 (a)(b)	564	562
3.70%, 3/27/33 (b)	657	655
Prosper Marketplace Issuance Trust,
3.36%, 11/15/23 (b)	525	522
3.90%, 6/17/24 (b)	700	700
PRPM LLC
3.75%, 4/25/23 (a)(b)	484	484
RCO Mortgage LLC
3.38%, 8/25/22 (b)	476	474
RCO V Mortgage LLC
4.00%, 5/25/23 (b)	697	699
RMAT LP
4.09%, 5/25/48 (b)	465	466
SBA Small Business Investment Cos.
2.25%, 9/10/22	490	479
Skopos Auto Receivables Trust
5.43%, 12/15/23 (b)	314	315
Sofi Consumer Loan Program Trust,
3.14%, 2/25/27 (b)	400	398
3.35%, 4/26/27 (b)	325	326
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
2.53%, 11/16/48 (b)	700	703
Stanwich Mortgage Loan Co., LLC
3.60%, 3/16/22 (b)	46	46
Stanwich Mortgage Loan Trust
4.02%, 5/16/23 (b)	677	679
Sunset Mortgage Loan Co., LLC
3.50%, 6/15/47 (b)	278	276
TLF National Tax Lien Trust
3.09%, 12/15/29 (b)	478	478
Towd Point Mortgage Trust,
2.69%, 2/25/57 (a)(b)	568	570
2.75%, 4/25/57 (a)(b)	149	147
U.S. Residential Opportunity Fund IV Trust
3.35%, 11/27/37 (b)	393	392
Upstart Securitization Trust
3.89%, 8/20/25 (b)	600	600
Verizon Owner Trust,
1.68%, 5/20/21 (b)	610	604
2.06%, 9/20/21 (b)	375	371
2.35%, 4/20/22 (a)(b)	190	190
VOLT LIV LLC
3.50%, 2/25/47 (b)	105	105
VOLT LIX LLC
3.25%, 5/25/47 (b)	225	224
VOLT LV LLC
3.50%, 3/25/47 (b)	599	599

VOLT LVI LLC
3.50%, 3/25/47 (b)	445	445
VOLT LX LLC
3.25%, 6/25/47 (b)	276	275
VOLT LXI LLC
3.13%, 6/25/47 (b)	312	311
VOLT LXII LLC
3.13%, 9/25/47 (b)	397	395
VOLT LXIII LLC
3.00%, 10/25/47 (b)	521	517
VOLT LXIV LLC
3.38%, 10/25/47 (b)	585	584
VOLT LXV LLC
3.75%, 4/25/48 (b)	632	633
VOLT LXVI
4.34%, 5/25/48 (b)	660	661
VOLT NPL X LLC
4.75%, 10/26/54 (b)	4	4
VOLT XL LLC
4.38%, 11/27/45 (b)	119	120
World Omni Auto Receivables Trust
1.49%, 12/15/20	836	833
		42,346
Collateralized Mortgage Obligations - Agency Collateral Series (2.1%)
Federal Home Loan Mortgage Corporation,
1.56%, 10/25/18	20	20
1.62%, 9/25/18	49	49
1.78%, 10/25/20	248	246
1.88%, 5/25/19	838	833
2.06%, 10/25/20	317	314
2.09%, 3/25/19	265	264
2.26%, 10/25/20	113	112
2.30%, 9/25/18	264	264
2.32%, 10/25/18	268	268
3.03%, 10/25/20 (a)	483	483
REMIC
7.50%, 9/15/29	543	609
Federal National Mortgage Association
2.17%, 9/25/19 (a)	523	519
		3,981
Commercial Mortgage-Backed Securities (0.2%)
Hudsons Bay Simon JV Trust
1 Month USD LIBOR + 1.58%, 3.58%, 8/5/34 (a)(b)	185	186
Velocity Commercial Capital Loan Trust
1 Month USD LIBOR + 1.80%, 3.89%, 10/25/46 (a)	222	225
		411
Corporate Bonds (61.6%)
Finance (31.4%)
ABN Amro Bank N.V.
2.10%, 1/18/19 (b)	475	474
American Express Credit Corp.,
Series G
1.80%, 7/31/18	425	425
ANZ New Zealand Int’l Ltd.
2.20%, 7/17/20 (b)	680	667

Bank of America Corp.,
MTN
2.63%, 10/19/20	780	771
Bank of Montreal,
2.58%, 9/11/19 (a)	445	445
Series D
3.10%, 4/13/21	990	986
Bank of New York Mellon Corp. (The),
MTN
2.45%, 11/27/20	525	517
Bank of Nova Scotia (The),
2.15%, 7/14/20	430	422
3.13%, 4/20/21	680	677
BB&T Corp
3.20%, 9/3/21	610	608
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	500	497
BNZ International Funding Ltd.
2.35%, 3/4/19 (b)	650	648
BPCE SA,
MTN
2.25%, 1/27/20	600	591
Branch Banking & Trust Co.
2.10%, 1/15/20	1,000	985
Canadian Imperial Bank of Commerce,
Series BKTN
2.10%, 10/5/20	840	820
Capital One Financial Corp.
2.40%, 10/30/20	940	917
Citibank NA
2.10%, 6/12/20	830	813
Citigroup, Inc.,
2.05%, 6/7/19	1,100	1,091
2.45%, 1/10/20	475	470
Commonwealth Bank of Australia
2.25%, 3/10/20 (b)	1,350	1,331
Compass Bank
3.50%, 6/11/21	925	925
Cooperatieve Rabobank UA
3.13%, 4/26/21	640	638
Credit Suisse AG,
Series G
2.30%, 5/28/19	650	647
Danske Bank A/S
1.65%, 9/6/19 (b)	1,700	1,674
DBS Group Holdings Ltd.
2.25%, 7/16/19 (b)	650	645
Deutsche Bank AG
2.70%, 7/13/20	750	730
DNB Bank ASA
2.13%, 10/2/20 (b)	700	683
ERP Operating LP
2.38%, 7/1/19	550	547
Fifth Third Bank
2.20%, 10/30/20	850	831
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	860	851
2.63%, 1/31/19	790	789
HSBC USA, Inc.
2.25%, 6/23/19	659	654

ING Bank N.V.
2.05%, 8/17/18 (b)	1,075	1,074
Jackson National Life Global Funding,
1.88%, 10/15/18 (b)	275	275
2.20%, 1/30/20 (b)	550	543
JPMorgan Chase & Co.
2.20%, 10/22/19	325	322
JPMorgan Chase Bank NA
3.09%, 4/26/21	990	988
KeyBank NA
1.60%, 8/22/19	300	296
LeasePlan Corp. N.V.
2.88%, 1/22/19 (b)	500	499
Lloyds Bank PLC
3.30%, 5/7/21	1,350	1,348
Macquarie Bank Ltd.,
2.35%, 1/15/19 (b)	725	723
2.60%, 6/24/19 (b)	605	603
Manufacturers & Traders Trust Co.
2.10%, 2/6/20	560	551
MassMutual Global Funding II,
1.55%, 10/11/19 (b)	1,140	1,121
1.95%, 9/22/20 (b)	560	545
Metropolitan Life Global Funding I,
1.35%, 9/14/18 (b)	1,120	1,118
2.00%, 4/14/20 (b)	550	539
National Australia Bank Ltd.
1.38%, 7/12/19	1,220	1,202
National Bank of Canada
2.15%, 6/12/20	1,230	1,205
New York Life Global Funding
1.55%, 11/2/18 (b)	375	374
Nordea Bank AB,
1.63%, 9/30/19 (b)	900	885
1.88%, 9/17/18 (b)	800	799
PNC Bank NA,
1.95%, 3/4/19	875	870
2.50%, 1/22/21	960	943
Principal Life Global Funding II
2.15%, 1/10/20 (b)	1,425	1,406
Protective Life Global Funding,
1.72%, 4/15/19 (b)	700	694
2.70%, 11/25/20 (b)	525	518
Royal Bank of Canada,
2.15%, 10/26/20	900	880
3.20%, 4/30/21	670	670
Santander Holdings USA, Inc.
2.70%, 5/24/19	365	364
Santander UK Group Holdings PLC
2.88%, 10/16/20	200	197
Santander UK PLC
3.40%, 6/1/21	1,370	1,370
Skandinaviska Enskilda Banken AB
2.30%, 3/11/20	530	523
Sumitomo Mitsui Banking Corp.,
1.76%, 10/19/18	400	399
2.45%, 1/10/19	630	629
Sumitomo Mitsui Trust Bank Ltd.
1.95%, 9/19/19 (b)	275	271
Suncorp-Metway Ltd.,
2.10%, 5/3/19 (b)	275	273

2.38%, 11/9/20 (b)	670	654
Svenska Handelsbanken AB,
1.95%, 9/8/20	990	964
3.35%, 5/24/21	660	661
Synchrony Bank
3.65%, 5/24/21	650	651
Synchrony Financial
3.00%, 8/15/19	800	799
Toronto-Dominion Bank (The)
3.25%, 6/11/21	610	610
UBS AG,
2.45%, 12/1/20 (b)	600	587
MTN
2.38%, 8/14/19	925	919
United Overseas Bank Ltd.
3.20%, 4/23/21 (b)	340	339
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	497
US Bank NA
2.00%, 1/24/20	500	493
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (b)	600	598
Wells Fargo & Co.
2.15%, 1/15/19	1,960	1,954
		58,512
Industrials (28.4%)
Abbott Laboratories
2.35%, 11/22/19	150	149
AbbVie, Inc.
2.50%, 5/14/20	575	568
Alimentation Couche-Tard, Inc.
2.35%, 12/13/19 (b)	660	652
Allergan Funding SCS
3.00%, 3/12/20	835	831
Amazon.com, Inc.
1.90%, 8/21/20	900	882
American Honda Finance Corp.,
1.95%, 7/20/20	250	245
MTN
1.20%, 7/12/19	530	522
2.45%, 9/24/20	550	543
Amgen, Inc.
2.20%, 5/22/19	790	786
Analog Devices, Inc.
2.85%, 3/12/20	230	229
AstraZeneca PLC
1.75%, 11/16/18	1,495	1,491
AT&T, Inc.
2.45%, 6/30/20	1,225	1,207
AutoZone, Inc.
1.63%, 4/21/19	740	735
Baidu, Inc.
3.25%, 8/6/18	225	225
BAT International Finance PLC
2.75%, 6/15/20 (b)	450	445
Baxalta, Inc.
2.88%, 6/23/20	550	544
Bayer US Finance II LLC
3.50%, 6/25/21 (b)	330	331

Bayer US Finance LLC
2.38%, 10/8/19 (b)	600	595
Becton Dickinson and Co.
2.68%, 12/15/19	300	298
Biogen, Inc.
2.90%, 9/15/20	525	523
BMW US Capital LLC,
1.50%, 4/11/19 (b)	700	695
2.15%, 4/6/20 (b)	400	394
BP Capital Markets PLC
2.32%, 2/13/20	400	396
Cardinal Health, Inc.
1.95%, 6/14/19	725	719
Caterpillar Financial Services Corp.,
MTN
1.35%, 5/18/19	790	781
1.80%, 11/13/18	300	299
CBS Corp.
2.30%, 8/15/19	625	619
Celgene Corp.
2.88%, 8/15/20	525	521
CVS Health Corp.,
1.90%, 7/20/18	550	550
3.13%, 3/9/20	960	959
Daimler Finance North America LLC,
1.50%, 7/5/19 (b)	500	493
2.30%, 1/6/20 (b)	325	321
2.38%, 8/1/18 (b)	750	750
Danone SA
1.69%, 10/30/19 (b)	875	860
Dell International LLC/EMC Corp.
3.48%, 6/1/19 (b)	900	902
Delta Air Lines, Inc.
2.88%, 3/13/20	575	571
Deutsche Telekom International Finance BV
6.00%, 7/8/19	650	670
Discovery Communications LLC,
2.20%, 9/20/19	975	965
2.75%, 11/15/19 (b)	575	571
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19	825	818
DR Horton, Inc.
2.55%, 12/1/20	480	471
EI du Pont de Nemours & Co.
2.20%, 5/1/20	700	690
EMD Finance LLC
2.40%, 3/19/20 (b)	575	567
Enterprise Products Operating LLC,
2.55%, 10/15/19	325	323
2.80%, 2/15/21	780	771
Ford Motor Credit Co., LLC,
2.26%, 3/28/19	450	448
2.68%, 1/9/20	725	718
General Dynamics Corp.
2.88%, 5/11/20	410	410
General Motors Co.
3 Month USD LIBOR + 0.80%, 3.16%, 8/7/20 (a)	950	953
General Motors Financial Co., Inc.
3.15%, 1/15/20	600	599
Gilead Sciences, Inc.,
1.85%, 9/20/19	445	440

2.55%, 9/1/20	500	494
Hewlett Packard Enterprise Co.
2.10%, 10/4/19 (b)	800	790
Hyundai Capital America,
2.50%, 3/18/19 (b)	775	772
2.55%, 4/3/20 (b)	175	172
2.60%, 3/19/20 (b)	325	320
JM Smucker Co. (The)
2.50%, 3/15/20	225	223
Kinder Morgan, Inc.
3.05%, 12/1/19	650	648
Kroger Co. (The)
2.00%, 1/15/19	750	747
Lockheed Martin Corp.,
1.85%, 11/23/18	555	553
2.50%, 11/23/20	225	222
Maple Escrow Subsidiary, Inc.
3.55%, 5/25/21 (b)	930	931
McDonald’s Corp.,
MTN
2.20%, 5/26/20	550	543
McKesson Corp.
2.28%, 3/15/19	790	787
Mead Johnson Nutrition Co.
3.00%, 11/15/20	175	174
Medtronic, Inc.
2.50%, 3/15/20	550	546
Molson Coors Brewing Co.
1.45%, 7/15/19	775	763
Nissan Motor Acceptance Corp.,
2.00%, 3/8/19 (b)	575	572
2.35%, 3/4/19 (b)	570	568
2.65%, 9/26/18 (b)	220	220
3.15%, 3/15/21 (b)	590	586
Northrop Grumman Corp.
2.08%, 10/15/20	580	567
Novartis Capital Corp.
1.80%, 2/14/20	475	468
Orange SA
2.75%, 2/6/19	625	625
Rockwell Collins, Inc.
1.95%, 7/15/19	800	792
Ryder System, Inc.,
MTN
2.65%, 3/2/20	125	124
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20 (b)	410	400
Shell International Finance BV
1.38%, 9/12/19	700	689
Sherwin-Williams Co. (The)
2.25%, 5/15/20	925	910
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (b)	900	884
2.15%, 5/27/20 (b)	550	541
Southwest Airlines Co.
2.75%, 11/6/19	600	598
Time Warner Cable LLC
6.75%, 7/1/18	400	400
Toyota Motor Credit Corp.,
2.10%, 1/17/19	500	499
2.95%, 4/13/21	920	916

Tyson Foods, Inc.
2.65%, 8/15/19	600	598
Union Pacific Corp.
2.25%, 6/19/20	550	543
United Technologies Corp.
1.90%, 5/4/20	800	785
Verizon Communications, Inc.
2.63%, 2/21/20	250	249
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (b)	550	541
		52,805
Utilities (1.8%)
Berkshire Hathaway Energy Co.
2.38%, 1/15/21	375	367
Dominion Energy, Inc.,
Series B
1.60%, 8/15/19	225	221
DTE Energy Co.
1.50%, 10/1/19	425	417
Origin Energy Finance Ltd.
3.50%, 10/9/18 (b)	200	200
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	250	245
Sempra Energy
2.40%, 3/15/20	600	592
Southern Co. (The)
2.15%, 9/1/19	725	719
Southern Power Co.,
Series D
1.95%, 12/15/19	675	664
		3,425
		114,742
Mortgages - Other (2.6%)
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	151	155
CIM Trust
3.00%, 4/25/57 (a)(b)	679	673
Federal Home Loan Mortgage Corporation,
2.64%, 4/25/30 (a)	231	231
1 Month USD LIBOR + 1.20%, 3.29%, 10/25/29 (a)	279	282
Federal National Mortgage Association,
1 Month USD LIBOR + 1.30%, 3.39%, 4/25/29 — 7/25/29 (a)	912	918
1 Month USD LIBOR + 1.45%, 3.54%, 1/25/29 (a)	164	165
1 Month USD LIBOR + 2.20%, 4.29%, 10/25/28 (a)	80	80
Galton Funding Mortgage Trust
3.50%, 11/25/57 (a)(b)	658	659
Lanark Master Issuer PLC
3 Month USD LIBOR + 0.42%, 2.84%, 12/22/69 (a)(b)	900	900
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 — 8/25/55 (a)(b)	395	398
Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 2.70%, 8/20/34 (a)	286	278
		4,739

Sovereign (0.2%)
Korea Development Bank (The)
3 Month USD LIBOR + 0.45%, 2.77%, 2/27/20 (a)	320	319

U.S. Agency Security (1.2%)
Private Export Funding Corp.
1.45%, 8/15/19	2,300	2,274
Total Fixed Income Securities (Cost $174,555)		173,305

	Shares	Value (000)
Short-Term Investments (6.9%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $3,007)	3,006,600	3,007

	Face Amount (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
2.02%, 11/1/18 (d)(e) (Cost $1,341)	$1,350	1,341

Certificate of Deposit (0.6%)
International Bank (0.6%)
Credit Agricole Corporate and Investment Bank
1 Month USD LIBOR + 0.25%, 2.34%, 9/25/18 (a) (Cost $1,130)	1,130	1,130

Commercial Paper (4.0%)
Computer Technology (0.5%)
HP, Inc.
2.53%, 7/23/18 (f)	975	974

Domestic Bank (0.5%)
ING U.S. Funding LLC
2.63%, 2/8/19 (f)	990	974

Energy (0.9%)
Black Hills Corp.
2.34%, 7/11/18 (f)	580	580
Sempra Energy
2.58%, 8/23/18 (f)	1,000	996
		1,576
International Banks (1.2%)
HSBC Bank PLC
2.49%, 2/21/19 (f)	1,330	1,307
Skandinaviska Enskilda Banken AB
2.60%, 4/12/19 (f)	1,010	990
		2,297
Wireless Telecom Services (0.9%)
AT&T, Inc.
2.67%, 9/4/18 (f)	1,000	995

Vodafone Group PLC
1.83%, 10/4/18 (f)	650	646
		1,641
Total Commercial Paper (Cost $7,465)		7,462
Total Short-Term Investments (Cost $12,943)		12,940
Total Investments (100.1%) (Cost $187,498) (g)(h)(i)		186,245
Liabilities in Excess of Other Assets (-0.1%)		(114)
Net Assets (100.0%)		$186,131

(a)

Floating or Variable rate securities: The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2018, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in the Liquidity Funds.

(d)	Rate shown is the yield to maturity at June 30, 2018.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)	The rates shown are the effective yields at the date of purchase.
(g)	Securities are available for collateral in connection with open futures contracts.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

(i)

At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $144,000 and the aggregate gross unrealized depreciation is approximately $1,428,000, resulting in net unrealized depreciation of approximately $1,284,000.

CMT	Constant Maturity Treasury Note Rate.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
USD	United States Dollar.

Futures Contract:

The Fund had the following futures contract open at June 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Short:
U.S. Treasury 2 yr. Note	158	Sep-18	(31,600)	$(33,469)	$(31)

Portfolio Composition

Classification	Percentage of Total Investments
Finance	31.4%
Industrials	28.4
Asset-Backed Securities	22.7
Other*	10.5
Short-Term Investments	7.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include an open short futures contract with a value of approximately $33,469,000 and unrealized depreciation of approximately $31,000.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2018 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (89.6%)
Asset-Backed Securities (12.9%)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
1 Month USD LIBOR + 1.73%, 3.82%, 10/25/34 (a)	$39	$39
Carrington Mortgage Loan Trust,
1 Month USD LIBOR + 0.22%, 2.31%, 1/25/37 (a)	100	80
CLUB Credit Trust,
5.13%, 4/17/23 (b)	100	101
Conn’s Receivables Funding LLC,
7.40%, 10/15/21 (b)	100	101
Credit Suisse First Boston Mortgage Securities Corp.,
1 Month USD LIBOR + 0.62%, 2.71%, 1/25/32 (a)	50	50
Credit-Based Asset Servicing & Securitization LLC,
1 Month USD LIBOR + 0.75%, 2.84%, 2/25/33 (a)	59	59
Ellington Loan Acquisition Trust,
1 Month USD LIBOR + 1.10%, 3.19%, 5/25/37 (a)(b)	100	100
EquiFirst Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 4.27%, 10/25/34 (a)	44	45
Flagship Credit Auto Trust,
4.23%, 9/16/24 (b)	50	50
GSAA Home Equity Trust,
6.00%, 11/25/36	28	18
GSAMP Trust,
1 Month USD LIBOR + 0.32%, 2.41%, 3/25/46 (a)	100	97
1 Month USD LIBOR + 1.05%, 3.14%, 10/25/33 (a)	30	30
Lehman ABS Manufactured Housing Contract Trust,
3.70%, 4/15/40	6	6
Nationstar Home Equity Loan Trust,
1 Month USD LIBOR + 0.25%, 2.34%, 4/25/37 (a)	73	73
Ownit Mortgage Loan Trust,
1 Month USD LIBOR + 0.27%, 2.36%, 3/25/37 (a)	61	58
Progress Residential Trust,
1 Month USD LIBOR + 4.22%, 6.31%, 1/17/34 (a)(b)	100	102
RAMP Trust,
1 Month USD LIBOR + 0.32%, 2.41%, 11/25/35 (a)	48	45
Skopos Auto Receivables Trust,
5.43%, 12/15/23 (b)	61	61
Tricon American Homes Trust,
5.10%, 1/17/36 (b)	100	102
Truman Capital Mortgage Loan Trust,
1 Month USD LIBOR + 1.70%, 3.79%, 1/25/34 (a)(b)	54	54
1 Month USD LIBOR + 2.78%, 4.87%, 11/25/31 (a)(b)	51	51
VOLT XL LLC,
4.38%, 11/27/45 (b)	17	17
		1,339
Collateralized Mortgage Obligation - Agency Collateral Series (0.1%)
Government National Mortgage Association,
IO
0.79%, 8/20/58 (a)	437	10

Commercial Mortgage-Backed Securities (4.5%)
BAMLL Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 5.50%, 5.53%, 12/15/31 (a)(b)	100	97
COMM Mortgage Trust,
2.87%, 2/10/48 (b)	100	83
GS Mortgage Securities Trust,
4.47%, 2/10/48 (a)(b)	100	80

4.80%, 6/10/47 (a)	50		49
JPMBB Commercial Mortgage Securities Trust,
3.98%, 2/15/48 (a)(b)	100		88
Wells Fargo Commercial Mortgage Trust,
4.24%, 5/15/48 (a)	75		66
			463
Corporate Bonds (35.7%)
Finance (15.9%)
ABN Amro Bank N.V.,
6.38%, 4/27/21	EUR	100	135
Banco Santander SA,
6.25%, 3/12/19 (c)	100		119
Bank of America Corp.,
2.74%, 1/23/22	$25		25
MTN
4.25%, 10/22/26	50		49
BNP Paribas SA,
3.80%, 1/10/24 (b)	250		245
BPCE SA,
5.15%, 7/21/24 (b)	200		203
Brighthouse Financial, Inc.,
Series WI
3.70%, 6/22/27	25		22
Capital One Financial Corp.,
2.50%, 5/12/20	25		25
Citigroup, Inc.,
3.14%, 1/24/23	25		25
5.50%, 9/13/25	75		80
Colony Capital, Inc.,
5.00%, 4/15/23	25		24
Cooperatieve Rabobank UA,
2.50%, 5/26/26	EUR	100	122
Deutsche Bank AG,
2.70%, 7/13/20	$25		24
3.15%, 1/22/21	100		97
Discover Financial Services,
3.95%, 11/6/24	25		24
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	25		24
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	64
Macquarie Group Ltd.,
4.15%, 3/27/24 (b)	$25		25
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41	EUR	100	134
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
6.38%, 12/15/22 (b)	$10		10
Spirit Realty Capital, Inc.,
3.75%, 5/15/21	25		25
Synchrony Financial,
2.60%, 1/15/19	25		25
Vonovia Finance BV,
4.00%, 12/17/21 (c)	EUR	100	124
			1,650
Industrials (19.8%)
Akamai Technologies, Inc.,
0.00%, 2/15/19	$50		50

Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
5.75%, 3/15/25	25	22
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	50	51
AT&T, Inc.,
4.25%, 3/1/27	50	49
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 4/1/23	25	24
Becton Dickinson and Co.,
2.89%, 6/6/22	25	24
Cenovus Energy, Inc.,
4.25%, 4/15/27	25	24
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28	25	23
4.91%, 7/23/25	50	51
Concho Resources, Inc.,
4.30%, 8/15/28 (d)	25	25
Crown Castle International Corp.,
5.25%, 1/15/23	25	26
CSC Holdings LLC,
5.25%, 6/1/24	25	24
Ctrip.com International Ltd.,
1.25%, 9/15/22	25	26
CVS Health Corp.,
3.70%, 3/9/23	25	25
Dell International LLC/EMC Corp.,
3.48%, 6/1/19 (b)	50	50
Delta Air Lines, Inc.,
2.88%, 3/13/20	25	25
DexCom, Inc.,
0.75%, 5/15/22 (b)	25	29
Eldorado Gold Corp.,
6.13%, 12/15/20 (b)	25	24
Electronics For Imaging, Inc.,
0.75%, 9/1/19	25	25
Finisar Corp.,
0.50%, 12/15/36	25	23
First Data Corp.,
5.38%, 8/15/23 (b)	25	25
General Electric Co.,
Series D
5.00%, 1/21/21 (c)	25	25
General Motors Financial Co., Inc.,
4.30%, 7/13/25	50	49
Glencore Funding LLC,
3.88%, 10/27/27 (b)	25	23
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23	25	25
Gray Television, Inc.,
5.13%, 10/15/24 (b)	25	24
Hanesbrands, Inc.,
4.88%, 5/15/26 (b)	16	16
Harland Clarke Holdings Corp.,
6.88%, 3/1/20 (b)	25	25
HCA, Inc.,
4.75%, 5/1/23	25	25
Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23	25	22

Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21		25	25
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21 (b)		25	26
Kenan Advantage Group, Inc. (The),
7.88%, 7/31/23 (b)		25	26
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.25%, 6/1/26 (b)		25	25
Lamar Media Corp.,
5.00%, 5/1/23		25	25
Lamb Weston Holdings, Inc.,
4.88%, 11/1/26 (b)		25	24
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (b)		25	25
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
4.88%, 4/15/20 (b)		25	25
MDC Partners, Inc.,
6.50%, 5/1/24 (b)		25	22
MGM Resorts International,
6.00%, 3/15/23		25	26
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (b)		25	23
Nuance Communications, Inc.,
1.00%, 12/15/35		25	22
Petrobras Global Finance BV,
6.13%, 1/17/22		50	51
Post Holdings, Inc.,
5.00%, 8/15/26 (b)		25	23
QUALCOMM, Inc.,
1.85%, 5/21/19 (b)		25	25
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
6.13%, 8/15/21 (b)		25	25
Sabine Pass Liquefaction LLC,
4.20%, 3/15/28		25	24
SBA Communications Corp.,
4.88%, 9/1/24		25	24
Shell International Finance BV,
1.38%, 9/12/19		50	49
Solvay Finance SA,
5.12%, 6/2/21 (c)	EUR	100	127
Sprint Capital Corp.,
6.88%, 11/15/28	$25		24
Standard Industries, Inc.,
5.38%, 11/15/24 (b)		50	50
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
5.50%, 9/15/24 (b)		25	26
Telefonica Europe BV,
5.88%, 3/31/24 (c)	EUR	100	127
Tenet Healthcare Corp.,
5.13%, 5/1/25 (b)	$25		24
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		50	46
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (b)		25	23
Verint Systems, Inc.,
1.50%, 6/1/21		25	25
Viavi Solutions, Inc.,
0.63%, 8/15/33		25	25
Vodafone Group PLC,
4.38%, 5/30/28		25	25

Western Digital Corp.,
1.50%, 2/1/24 (b)		50	51
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)		25	24
Woolworths Group Ltd.,
4.00%, 9/22/20 (b)		25	25
Zillow Group, Inc.,
2.00%, 12/1/21		25	32
			2,048
			3,698
Mortgages - Other (11.6%)
Alba PLC,
3 Month GBP LIBOR + 0.50%, 1.13%, 3/17/39 (a)	GBP	41	50
Alternative Loan Trust,
3.89%, 3/25/35 (a)	$53		52
5.75%, 3/25/34		48	50
PAC
1 Month USD LIBOR + 0.45% ,2.54%, 10/25/36 (a)		52	35
Banc of America Alternative Loan Trust,
5.71%, 10/25/36 (a)		85	51
Banc of America Mortgage Trust,
4.33%, 3/25/33 (a)		27	27
Bear Stearns ARM Trust,
3.55%, 2/25/36 (a)		63	61
Bear Stearns Structured Products, Inc. Trust,
3.66%, 1/26/36 (a)		26	23
Bear Stearns Trust,
3.55%, 4/25/35 (a)		40	38
3.71%, 2/25/36 (a)		35	33
3.78%, 3/25/36 (a)		121	105
Citigroup Mortgage Loan Trust,
3.85%, 6/25/36 (a)		29	23
Eurohome Mortgages PLC,
3 Month EURIBOR + 0.21%, 0.00%, 8/2/50 (a)	EUR	25	25
GC Pastor Hipotecario 5 FTA,
3 Month EURIBOR + 0.17%, 0.00%, 6/21/46 (a)		44	45
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.01%, 8/28/39 (a)		42	44
GSR Mortgage Loan Trust,
3.87%, 12/25/34 (a)	$73		72
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 2.27%, 1/19/38 (a)		26	26
4.08%, 2/25/36 (a)		54	40
Hipocat 11 FTA,
3 Month EURIBOR + 0.13%, 0.00%, 1/15/50 (a)	EUR	22	25
IndyMac INDX Mortgage Loan Trust,
3.66%, 12/25/34 (a)	$33		33
JP Morgan Mortgage Trust,
3.78%, 6/25/37 (a)		30	29
Lehman Mortgage Trust,
6.00%, 7/25/36		76	60
Luminent Mortgage Trust,
1 Month USD LIBOR + 0.23%, 2.32%, 5/25/37 (a)		82	77
Lusitano Mortgages No. 5 PLC,
3 Month EURIBOR + 0.26%, 0.00%, 7/15/59 (a)	EUR	41	45
National City Mortgage Capital Trust,
6.00%, 3/25/38	$20		21
Reperforming Loan REMIC Trust,
8.50%, 6/25/35 (b)		77	83
STARM Mortgage Loan Trust,
3.80%, 1/25/37 (a)		34	35
			1,208

Sovereign (21.1%)
Argentine Republic Government International Bond,
6.88%, 1/11/48	20		15
Australia Government Bond,
2.75%, 11/21/27	AUD	150	112
3.25%, 4/21/25	90		70
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/27	BRL	94	21
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	50	64
Hellenic Republic Government Bond,
3.90%, 1/30/33	20		22
4.38%, 8/1/22 (b)	70		86
Hungary Government Bond,
1.75%, 10/26/22	HUF	7,000	24
5.50%, 6/24/25	11,000		45
Hungary Government International Bond,
5.38%, 3/25/24	$80		85
Indonesia Treasury Bond,
9.00%, 3/15/29	IDR	1,806,000	135
Italy Buoni Poliennali Del Tesoro,
0.95%, 3/15/23	EUR	85	96
Mexican Bonos,
Series M
6.50%, 6/10/21	MXN	2,000	98
7.50%, 6/3/27	4,000		200
New Zealand Government Bond,
3.00%, 4/20/29	NZD	170	117
4.50%, 4/15/27	80		62
Peruvian Government International Bond, (Units)
8.20%, 8/12/26 (e)	PEN	140	51
Petroleos Mexicanos,
6.50%, 3/13/27	$60		62
Portugal Obrigacoes do Tesouro OT,
2.13%, 10/17/28 (b)	EUR	30	36
4.13%, 4/14/27 (b)	146		205
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	750	201
Republic of South Africa Government Bond,
9.00%, 1/31/40	ZAR	400	28
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	10,300	162
South Africa Government Bond,
8.00%, 1/31/30	ZAR	1,400	93
Spain Government Bond,
4.40%, 10/31/23 (b)	EUR	70	99
			2,189
U.S. Treasury Securities (3.7%)
U.S. Treasury Bond,
3.13%, 5/15/48	$250		257

U.S. Treasury Note,
2.13%, 5/15/25	130	124
		381
Total Fixed Income Securities (Cost $9,207)		9,288

	Shares	Value (000)
Short-Term Investments (5.6%)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $516)	516,242	516

	Face Amount (000)
U.S. Treasury Securities (0.6%)
U.S. Treasury Bills,
2.01%, 11/1/18 (g)(h)	$30	30
2.02%, 11/1/18 (g)(h)	38	38
Total U.S. Treasury Securities (Cost $68)		68
Total Short-Term Investments (Cost $584)		584
Total Investments (95.2%) (Cost $9,791) (i)(j)(k)		9,872
Other Assets in Excess of Liabilities (4.8%)		493
Net Assets (100.0%)		$10,365

(a)

Floating or Variable rate securities: The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2018.

(d)	When-issued security.
(e)	Consists of one or more classes of securities traded together as a unit.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(g)	Rate shown is the yield to maturity at June 30, 2018.
(h)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(i)	Securities are available for collateral in connection with purchase of a when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(j)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

(k)

At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $538,000 and the aggregate gross unrealized depreciation is approximately $292,000, resulting in net unrealized appreciation of approximately $246,000.

EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	521		$402		7/12/18	$17
Bank of America NA	CHF	102		$106		7/12/18	3
Bank of America NA	EUR	21		$25		7/12/18	1
Bank of America NA	MXN	1,748		$89		7/12/18	1
Bank of America NA	MXN	3,893		$208		7/12/18	12
Bank of America NA	MXN	152		$7		7/12/18	(—@	)
Bank of America NA	NZD	169		$122		7/12/18	8
Bank of America NA	PLN	187		$53		7/12/18	3
Bank of America NA	PLN	180		$51		7/12/18	2
Bank of America NA		$2	AUD	2		7/12/18	(—@	)
Bank of America NA		$1	AUD	1		7/12/18	(—@	)
Bank of America NA		$17	EUR	14		7/12/18	(—@	)
Bank of America NA		$54	PLN	182		7/12/18	(6)
Bank of America NA		$46	ZAR	583		7/12/18	(3)
Barclays Bank PLC	GBP	38		$50		7/12/18	—	@
Barclays Bank PLC		$31	EUR	26		7/12/18	(—@	)
BNP Paribas SA	EUR	19		$23		7/12/18	1
BNP Paribas SA	HUF	13,592		$54		7/12/18	6
BNP Paribas SA		$16	EUR	13		7/12/18	(1)
BNP Paribas SA		$2	EUR	2		7/12/18	(—@	)
BNP Paribas SA	ZAR	1,738		$144		7/12/18	17
Citibank NA		$53	CHF	53		7/12/18	—	@
Goldman Sachs International	EUR	1,603		$1,989		7/12/18	116
Goldman Sachs International	HUF	6,976		$26		7/12/18	2
Goldman Sachs International	PLN	190		$53		7/12/18	2
Goldman Sachs International	PLN	190		$54		7/12/18	3
Goldman Sachs International		$11	MXN	217		7/12/18	—	@
HSBC Bank PLC	PLN	95		$25		7/12/18	—	@
JPMorgan Chase Bank NA	ARS	870		$41		7/12/18	11
JPMorgan Chase Bank NA	BRL	79		$22		7/12/18	1
JPMorgan Chase Bank NA	BRL	404		$118		7/12/18	14
JPMorgan Chase Bank NA	BRL	58		$16		7/12/18	1
JPMorgan Chase Bank NA	IDR	1,246,007		$89		7/12/18	3
JPMorgan Chase Bank NA	IDR	840,000		$59		7/12/18	1
JPMorgan Chase Bank NA	JPY	48		$—	@	7/12/18	—	@
JPMorgan Chase Bank NA	NZD	46		$32		7/12/18	1
JPMorgan Chase Bank NA	NZD	46		$32		7/12/18	1
JPMorgan Chase Bank NA	RUB	1,589		$25		7/12/18	(—@	)
JPMorgan Chase Bank NA	RUB	830		$13		7/12/18	—	@
JPMorgan Chase Bank NA		$34	ARS	870		7/12/18	(5)
JPMorgan Chase Bank NA		$12	BRL	44		7/12/18	(1)
JPMorgan Chase Bank NA		$12	BRL	44		7/12/18	(1)
JPMorgan Chase Bank NA		$25	BRL	91		7/12/18	(1)
JPMorgan Chase Bank NA		$10	EUR	9		7/12/18	—	@
JPMorgan Chase Bank NA		$79	EUR	67		7/12/18	(1)
JPMorgan Chase Bank NA		$15	EUR	13		7/12/18	(—@	)
JPMorgan Chase Bank NA		$52	JPY	5,700		7/12/18	(1)
JPMorgan Chase Bank NA		$53	PLN	192		7/12/18	(1)
JPMorgan Chase Bank NA		$35	RUB	2,225		7/12/18	—	@
JPMorgan Chase Bank NA	ZAR	660		$52		7/12/18	4
Royal Bank of Canada		$7	MXN	152		7/12/18	—	@
State Street Bank and Trust Co.	MYR	317		$81		7/12/18	3
State Street Bank and Trust Co.	RUB	8,641		$140		7/12/18	3
State Street Bank and Trust Co.		$72	BRL	270		7/12/18	(3)
State Street Bank and Trust Co.		$26	MYR	103		7/12/18	(—@	)
State Street Bank and Trust Co.		$21	MYR	82		7/12/18	(—@	)
State Street Bank and Trust Co.		$4	MYR	16		7/12/18	(—@	)
State Street Bank and Trust Co.		$20	MYR	80		7/12/18	(1)
UBS AG	PLN	185		$50		7/12/18	1
UBS AG		$49	CHF	49		7/12/18	—	@
UBS AG		$8	EUR	6		7/12/18	(—@	)
UBS AG		$106	NOK	820		7/12/18	(5)
HSBC Bank PLC	PLN	100		$27		7/18/18	(—@	)
							$208

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Short:
German Euro BOBL (Germany)	4	Sep-18	(400)	$(617)	$(2)
German Euro Bund (Germany)	3	Sep-18	(300)	(569)	(8)
German Euro OAT (Germany)	1	Sep-18	(100)	(180)	(3)
U.S. Treasury 10 yr. Note (United States)	10	Sep-18	(1,000)	(1,202)	(7)
U.S. Treasury 2 yr. Note (United States)	3	Sep-18	(600)	(636)	(1)
U.S. Treasury 5 yr. Note (United States)	11	Sep-18	(1,100)	(1,250)	(5)
					$(26)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at June 30, 2018:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International CMBX.NA.BBB.60	NR	Sell	3.00%	Monthly	5/11/63	$64	$(6)	$(2)	$(4)
Goldman Sachs International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	109	(12)	(5)	(7)
Morgan Stanley & Co., LLC* CDX.NA.HY.30	NR	Buy	5.00	Quarterly	6/20/23	175	(10)	(11)	1
							$(28)	$(18)	$(10)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.02%	Semi-Annual/ Quarterly	6/22/28	$500	$(3)	$—	$(3)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.04	Semi-Annual/ Quarterly	6/22/48	300	(4)	—	(4)
							$(7)	$—	$(7)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR		Not rated.
LIBOR		London Interbank Offered Rate.
OAT		Obligations Assimilables du Trésor (French Treasury Obligation).
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	22.2%
Industrials	20.8
Finance	16.7
Asset-Backed Securities	13.6
Mortgages - Other	12.2
Other**	8.6
Short-Term Investments	5.9
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open short futures contracts with a value of approximately $4,454,000 and total unrealized depreciation of approximately $26,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $208,000 and does not include open swap agreements with net unrealized depreciation of approximately $17,000.

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2018 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Certificate of Deposit (0.1%)
International Banks (0.1%)
BNP Paribas SA
1.60%, 7/6/18 (Cost $9,999)	$10,000	$9,999

Commercial Paper (a) (9.6%)
Chemicals (1.0%)
Nutrien Ltd.
2.62%, 9/25/18	81,000	80,471

Computer Technology (1.0%)
HP, Inc.
2.50%, 7/27/18 (b)	80,000	79,877

Diversified Financial Services (0.5%)
Fortive Corp.
2.25%, 7/2/18	42,000	41,992

Food & Beverage (1.8%)
Mondelez Intl, Inc.,
2.52%, 9/25/18 — 9/26/18	50,000	49,688
Unilever NV
2.40%, 9/24/18	100,000	99,455
		149,143
Hospitality (0.8%)
Marriott International, Inc.
2.52%, 8/27/18 (b)	70,500	70,218

International Banks (3.7%)
Credit Agricole Corporate and Investment Bank
2.34%, 10/1/18	50,000	49,700
Natixis SA
2.36%, 10/1/18	50,000	49,701
Sumitomo Mitsui Banking Corp.,
2.40%, 7/23/18	15,935	15,914
Sumitomo Mitsui Trust Bank Ltd.,
2.35%, 7/6/18 — 7/12/18	165,000	164,896
Suncorp-Metway Ltd.
2.53%, 9/25/18	30,000	29,831
		310,042
Wireless Telecom Services (0.8%)
AT&T, Inc.
3.09%, 5/30/19	70,000	68,031
Total Commercial Paper (Cost $799,849)		799,774

Corporate Bonds (1.7%)
International Banks (1.7%)
ABN Amro Bank,
2.10%, 1/18/19 (b)(c)	21,780	21,723
2.50%, 10/30/18 (b)	63,728	63,794
Credit Agricole SA
2.63%, 10/3/18 (b)	25,231	25,235

National Australia Bank Ltd.
2.00%, 1/14/19 (c)	15,000	14,945
Sumitomo Mitsui Banking Corp.,
1.97%, 1/11/19	11,595	11,547
2.50%, 7/19/18	5,950	5,950
Total Corporate Bonds (Cost $143,111)		143,194

Floating Rate Notes (d) (68.5%)
Automobiles (1.5%)
Toyota Credit Canada, Inc., 3 Month USD LIBOR + 0.09%,
2.43%, 3/22/19	100,000	100,004
Toyota Motor Finance Netherlands, 1 Month USD LIBOR + 0.43%,
2.52%, 10/24/18	26,000	26,022
		126,026
Diversified Financial Services (2.3%)
Collateralized Commercial Paper Co. LLC,
3 Month USD LIBOR + 0.10%, 2.44%, 3/25/19 (b)	50,000	50,002
3 Month USD LIBOR + 0.10%, 2.46%, 1/11/19	90,000	90,012
Collateralized Commercial Paper II Co. LLC, 1 Month USD LIBOR + 0.25%,
2.34%, 10/24/18 (b)	50,000	50,013
		190,027
Domestic Banks (5.9%)
American Express Credit Corp., 3 Month USD LIBOR + 0.55%,
2.89%, 3/18/19	500	502
Bank of Montreal, 3 Month USD LIBOR + 0.13%,
2.48%, 3/25/19	75,000	75,007
Citibank NA, 3 Month USD LIBOR + 0.34%,
2.67%, 3/20/19	13,140	13,162
ING U.S. Funding LLC,
1 Month USD LIBOR + 0.32%, 2.41%, 2/8/19	100,000	100,022
3 Month USD LIBOR + 0.04%, 2.42%, 12/21/18	35,000	35,000
3 Month USD LIBOR + 0.16%, 2.52%, 1/7/19	80,000	80,010
Mizuho Securities USA LLC,
3 Month USD LIBOR + 0.30%, 2.63%, 3/22/19	20,000	20,009
3 Month USD LIBOR + 0.34%, 2.67%, 9/21/18 (b)	35,000	35,008
3 Month USD LIBOR + 0.34%, 2.68%, 12/24/18	35,000	35,017
3 Month USD LIBOR + 0.35%, 2.68%, 3/20/19	35,000	35,029
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.17%,
2.50%, 3/22/19	70,000	70,025
		498,791
International Banks (58.8%)
ABN Amro Bank, 3 Month USD LIBOR + 0.64%,
3.00%, 1/18/19 (b)	174,772	175,329
ANZ New Zealand International Ltd., 3 Month USD LIBOR + 0.07%,
2.42%, 3/25/19 (b)	90,000	90,002
ASB Finance Ltd. London,
1 Month USD LIBOR + 0.26%, 2.35%, 1/23/19 (b)	100,000	100,025
3 Month USD LIBOR + 0.27%, 2.60%, 3/22/19 (b)	75,000	75,149
Australia & New Zealand Bank, 3 Month USD LIBOR + 0.19%,
2.52%, 12/21/18 (b)	50,000	50,038
Bank of Montreal,
3 Month USD LIBOR + 0.17%, 2.50%, 12/20/18	95,000	95,051
3 Month USD LIBOR + 0.17%, 2.58%, 6/11/19	100,000	100,003
3 Month USD LIBOR + 0.28%, 2.61%, 3/22/19	125,000	125,156

Bank of Nova Scotia,
3 Month USD LIBOR + 0.14%, 2.47%, 9/20/18 (b)	30,000	30,020
3 Month USD LIBOR + 0.16%, 2.49%, 12/21/18	50,000	50,048
3 Month USD LIBOR + 0.21%, 2.54%, 12/21/18 (b)	20,000	20,012
Barclays Bank PLC,
1 Month USD LIBOR + 0.36%, 2.45%, 12/24/18	50,000	50,039
3 Month USD LIBOR + 0.22%, 2.62%, 3/21/19	125,000	125,002
BNZ International Funding Ltd.,
3 Month USD LIBOR + 0.15%, 2.49%, 9/24/18 — 6/11/19(b)	135,000	135,030
3 Month USD LIBOR + 0.27%, 2.60%, 3/21/19 (b)	50,000	50,052
Canadian Imperial Bank of Commerce,
1 Month USD LIBOR + 0.26%, 2.31%, 11/13/18	75,000	75,016
1 Month USD LIBOR + 0.23%, 2.32%, 10/18/18 (b)	75,000	75,019
1 Month USD LIBOR + 0.29%, 2.39%, 11/26/18 (b)	50,000	50,011
3 Month USD LIBOR + 0.24%, 2.54%, 1/3/19	120,900	120,991
3 Month USD LIBOR + 0.25%, 2.58%, 9/13/18	13,000	13,005
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.26%,
2.35%, 12/21/18 (b)	50,000	50,025
Credit Agricole,
1 Month USD LIBOR + 0.23%, 2.32%, 8/17/18	140,000	140,045
1 Month USD LIBOR + 0.25%, 2.34%, 9/25/18	120,000	120,047
3 Month USD LIBOR + 0.06%, 2.48%, 12/20/18	50,000	50,000
Credit Suisse AG,
1 Month USD LIBOR + 0.26%, 2.35%, 10/24/18	130,000	130,052
1 Month USD LIBOR + 0.35%, 2.44%, 1/24/19 — 1/25/19	205,000	205,075
HSBC Bank PLC,
1 Month USD LIBOR + 0.26%, 2.35%, 1/25/19 (b)	40,000	40,001
1 Month USD LIBOR + 0.35%, 2.45%, 2/26/19 (b)	100,000	100,052
3 Month USD LIBOR + 0.16%, 2.49%, 1/4/19 (b)	110,000	110,036
3 Month USD LIBOR + 0.23%, 2.57%, 4/10/19 (b)	60,000	60,029
Mizuho Bank Ltd.,
3 Month USD LIBOR + 0.40%, 2.74%, 1/10/19	49,950	50,021
3 Month USD LIBOR + 0.43%, 2.76%, 1/7/19	135,000	135,211
3 Month USD LIBOR + 0.50%, 2.84%, 9/24/18	56,203	56,225
National Australia Bank Ltd., 3 Month USD LIBOR + 0.20%,
2.53%, 4/5/19 (b)	7,500	7,506
National Bank of Canada, 3 Month USD LIBOR + 0.84%,
3.18%, 12/14/18	14,925	14,983
Natixis NY,
3 Month USD LIBOR + 0.16%, 2.49%, 3/22/19	125,000	125,004
3 Month USD LIBOR + 0.19%, 2.52%, 3/20/19	100,000	100,025
1 Month USD LIBOR + 0.44%, 2.53%, 9/17/18	135,000	135,110
Nordea Bank Finland PLC, 3 Month USD LIBOR + 0.20%,
2.53%, 3/22/19	90,000	90,093
Oversea Chinese Banking Corporation,
1 Month USD LIBOR + 0.30%, 2.39%, 11/23/18 (b)	100,000	100,046
3 Month USD LIBOR + 0.09%, 2.42%, 3/25/19 (b)	50,000	50,002
Royal Bank of Canada,
3 Month USD LIBOR + 0.12%, 2.45%, 3/22/19	90,000	90,035
3 Month USD LIBOR + 0.15%, 2.49%, 12/24/18	90,000	90,085
3 Month USD LIBOR + 0.17%, 2.56%, 6/17/19	135,000	135,004
3 Month USD LIBOR + 0.71%, 3.06%, 4/15/19	5,600	5,627
Sumitomo Mitsui Banking Corp.,
3 Month USD LIBOR + 0.37%, 2.71%, 7/11/19	74,540	74,664
3 Month USD LIBOR + 0.54%, 2.88%, 1/11/19	15,944	15,979
Sumitomo Mitsui Trust Bank Ltd.,
3 Month USD LIBOR + 0.20%, 2.54%, 9/25/18	52,000	52,024
3 Month USD LIBOR + 0.39%, 2.71%, 12/7/18	33,840	33,886
3 Month USD LIBOR + 0.37%, 2.72%, 1/17/19	48,150	48,197
3 Month USD LIBOR + 0.38%, 2.74%, 1/22/19	24,500	24,526
Svenska Handelsbanken AB,
3 Month USD LIBOR + 0.20%, 2.53%, 3/22/19	90,000	90,129

3 Month USD LIBOR + 0.49%, 2.83%, 6/17/19 (c)	8,700	8,729
3 Month USD LIBOR + 0.49%, 2.83%, 6/17/19	2,025	2,032
Swedbank AB, 3 Month USD LIBOR + 0.08%,
2.41%, 3/25/19	75,000	75,002
Toronto Dominion Bank,
3 Month USD LIBOR + 0.07%, 2.38%, 3/25/19 (b)	50,000	50,005
3 Month USD LIBOR + 0.13%, 2.46%, 3/22/19 (b)	100,000	100,046
3 Month USD LIBOR + 0.14%, 2.48%, 12/24/18 (b)	125,000	125,118
3 Month USD LIBOR + 0.27%, 2.61%, 3/26/19 (b)	100,000	100,134
3 Month USD LIBOR + 0.42%, 2.78%, 1/18/19	2,485	2,490
UBS AG London,
1 Month USD LIBOR + 0.30%, 2.39%, 11/13/18 (b)	120,000	120,053
3 Month USD LIBOR + 0.10%, 2.44%, 12/24/18 (b)	115,000	115,001
3 Month USD LIBOR + 0.13%, 2.46%, 9/20/18 (b)	25,000	25,016
3 Month USD LIBOR + 0.23%, 2.57%, 12/24/18 (b)	80,000	80,059
		4,938,427
Total Floating Rate Notes (Cost $5,751,212)		5,753,271

Repurchase Agreements (19.6%)
ABN Amro Securities LLC, (2.01%, dated 6/29/18, due 7/2/18; proceeds $1,000; fully collateralized by various Corporate Bonds; 3.50% - 6.00% due 11/1/21 - 7/8/40; valued at $1,051)	1,000	1,000
BNP Paribas Prime Brokerage, Inc., (2.14%, dated 6/29/18, due 7/2/18; proceeds $280,050; fully collateralized by various Corporate Bonds; 4.63% - 13.00% due 11/15/18 - 3/15/42 (e); valued at $296,827)	280,000	280,000
BNP Paribas Prime Brokerage, Inc., (2.48% (d), dated 5/14/18, due 10/25/18; proceeds $75,847; fully collateralized by various Corporate Bonds; 5.88% - 11.00% due 8/1/18 - 4/1/45 (e); valued at $79,097) (Demand 7/25/18)	75,000	75,000
BNP Paribas Prime Brokerage, Inc., (2.66% (d), dated 1/25/18, due 10/25/18; proceeds $51,010; fully collateralized by various Corporate Bonds; 3.88% - 5.63% due 4/15/19 - 1/15/28 (e); valued at $54,509) (Demand 7/25/18)	50,000	50,000
Citigroup Global Markets, Inc., (2.56% (d), dated 6/14/18, due 3/22/19; proceeds $76,497; fully collateralized by a U.S. Government obligation, 1.25% due 8/31/19; valued at $76,517) (Demand 7/23/18)	75,000	75,000
JP Morgan Securities LLC, (2.59% (d), dated 4/16/18, due 1/22/19; proceeds $203,029; fully collateralized by various Corporate Bonds; 3.80% - 13.00% due 1/15/19 - 4/1/45; valued at $210,944) (Demand 7/23/18)	199,000	199,000
Merrill Lynch Pierce Fenner & Smith, (2.64% (d), dated 3/22/18, due 12/21/18; proceeds $255,014; fully collateralized by various Common Stocks, a Convertible Bond; 3.25% due 8/1/39, various Preferred Stocks and a U.S. Government obligation, 1.00% due 2/15/46; valued at $263,279) (Demand 9/21/18)	250,000	250,000
Pershing LLC, (2.12%, dated 6/29/18, due 7/2/18; proceeds $250,044; fully collateralized by various Corporate Bonds; 1.38% - 12.00% due 7/3/18 - 10/1/96 (e); valued at $263,770)	250,000	250,000
RBC Capital Markets LLC, (2.67%, dated 6/14/18, due 10/31/18; proceeds $50,515; fully collateralized by various Corporate Bonds; 3.45% - 11.00% due 1/15/19 - 11/1/43 (e); valued at $52,999)	50,000	50,000
Scotia Capital USA, Inc., (2.11%, dated 6/29/18, due 7/2/18; proceeds $315,055; fully collateralized by various Corporate Bonds; 3.75% - 9.00% due 11/15/18 - 10/15/27; valued at $333,871)	315,000	315,000
Wells Fargo Securities LLC, (2.73%, dated 6/14/18, due 9/20/18; proceeds $40,297; fully collateralized by various Corporate Bonds; 5.50% - 9.50% due 4/15/21 - 3/1/23; valued at $42,368)	40,000	40,000

Wells Fargo Securities LLC, (2.74%, dated 6/13/18, due 9/21/18; proceeds $60,457; fully collateralized by various Corporate Bonds; 6.25% - 10.00% due 3/15/22 - 3/31/23; valued at $63,534)	60,000	60,000
Total Repurchase Agreements (Cost $1,645,000)		1,645,000
Total Investments (99.5%) (Cost $8,349,171) (f)(g)(h)		8,351,238
Other Assets in Excess of Liabilities (0.5%)		44,757
Net Assets (100.0%)		$8,395,995

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	All or a portion of the security is subject to delayed delivery.
(d)

Floating or Variable rate securities: The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2018.

(f)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

(h)

At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,352,000 and the aggregate gross unrealized depreciation is approximately $285,000, resulting in net unrealized appreciation of approximately $2,067,000.

LIBOR	London Interbank Offered Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	68.9%
Repurchase Agreements	19.7
Commercial Paper	9.6
Other*	1.8
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments • June 30, 2018 (unaudited)

Security Valuation: Ultra-Short Income: Securities owned by the Fund are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$208	$—		$208
Agency Fixed Rate Mortgages	—	8,210	—		8,210
Collateralized Mortgage Obligations - Agency Collateral Series	—	168	—		168
Commercial Mortgage-Backed Securities	—	2,379	—		2,379
Corporate Bonds	—	38,931	—		38,931
Mortgages - Other	—	1,259	—		1,259
Sovereign	—	90,235	—		90,235
U.S. Treasury Securities	—	24,088	—		24,088
Total Fixed Income Securities	—	165,478	—		165,478
Common Stocks
Aerospace & Defense	1,954	—	—		1,954
Air Freight & Logistics	540	—	—		540
Airlines	95	—	—		95
Auto Components	427	42	—		469
Automobiles	1,355	—	—		1,355
Banks	12,035	—	—		12,035
Beverages	2,088	—	—		2,088
Biotechnology	1,884	—	—		1,884
Building Products	574	—	—		574
Capital Markets	3,578	—	—		3,578
Chemicals	2,591	—	—		2,591
Commercial Services & Supplies	566	—	—		566
Communications Equipment	1,140	—	—		1,140
Construction & Engineering	1,277	—	—		1,277
Construction Materials	428	—	—		428
Consumer Finance	10,679	—	—		10,679
Containers & Packaging	273	—	—		273
Distributors	22	—	—		22
Diversified Consumer Services	30	—	—		30
Diversified Financial Services	475	—	—		475
Diversified Telecommunication Services	3,206	—	—		3,206
Electric Utilities	1,929	—	—		1,929
Electrical Equipment	1,178	—	—		1,178
Electronic Equipment, Instruments & Components	281	—	—		281
Energy Equipment & Services	713	—	—	†	713	†
Equity Real Estate Investment Trusts (REITs)	2,394	—	—		2,394
Food & Staples Retailing	2,603	—	—		2,603
Food Products	2,304	—	—		2,304
Gas Utilities	190	—	—		190
Health Care Equipment & Supplies	2,382	—	—		2,382
Health Care Providers & Services	2,147	—	—		2,147
Health Care Technology	61	—	—		61
Hotels, Restaurants & Leisure	2,305	—	—		2,305
Household Durables	219	—	—		219
Household Products	1,440	—	—		1,440
Independent Power & Renewable Electricity Producers	44	—	—		44
Industrial Conglomerates	1,305	—	—		1,305
Information Technology Services	3,721	—	—		3,721
Insurance	3,532	—	—		3,532
Internet & Direct Marketing Retail	2,498	—	—		2,498
Internet Software & Services	1,932	—	—		1,932
Leisure Products	39	—	—		39
Life Sciences Tools & Services	554	—	—		554
Machinery	1,632	—	—		1,632
Marine	103	—	—		103
Media	2,405	—	—		2,405
Metals & Mining	2,327	—	—		2,327
Multi-Line Retail	408	—	—		408
Multi-Utilities	1,320	—	—		1,320
Oil, Gas & Consumable Fuels	7,549	—	—		7,549
Paper & Forest Products	199	—	—		199
Personal Products	1,157	—	—		1,157
Pharmaceuticals	5,633	—	—		5,633
Professional Services	1,500	—	—		1,500
Real Estate Management & Development	847	—	—		847
Road & Rail	1,468	—	—		1,468
Semiconductors & Semiconductor Equipment	2,940	—	—	@	2,940
Software	3,632	—	—		3,632
Specialty Retail	1,443	—	—		1,443
Tech Hardware, Storage & Peripherals	3,918	—	—		3,918
Textiles, Apparel & Luxury Goods	1,595	—	—		1,595
Thrifts & Mortgage Finance	19	—	—		19
Tobacco	1,134	—	—		1,134
Trading Companies & Distributors	563	—	—		563
Transportation Infrastructure	715	—	—		715
Water Utilities	53	—	—		53
Wireless Telecommunication Services	448	—	—		448
Total Common Stocks	121,996	42	—	@†	122,038	†
Rights	4	— †	—		4	†
Warrant	— @	—	—		—	@
Short-Term Investments
Investment Company	15,106	—	—		15,106
U.S. Treasury Securities	—	6,576	—		6,576
Total Short-Term Investments	15,106	6,576	—		21,682
Foreign Currency Forward Exchange Contracts	—	2,824	—		2,824
Futures Contracts	191	—	—		191
Interest Rate Swap Agreements	—	157	—		157
Total Return Swap Agreements	—	1,164	—		1,164
Total Assets	137,297	176,241 †	—	@†	313,538	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2,481)	—		(2,481)
Futures Contracts	(1,322)	—	—		(1,322)
Interest Rate Swap Agreements	—	(753)	—		(753)
Total Return Swap Agreements	—	(2,811)	—		(2,811)
Total Liabilities	(1,322)	(6,045)	—		(7,367)
Total	$135,975	$170,196 †	$—	@†	$306,171	†

@       Value is less than $500.

†            Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $42,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at September 30, 2017 were valued using other significant observable inputs at June 30, 2018.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stocks (000)
Beginning Balance	$—	@†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(30)
Change in unrealized appreciation (depreciation)	30
Realized gains (losses)	—
Ending Balance	$—	@†

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$ (—@	)

@              Value is less than $500.

†                   Includes one or more securities which are valued at zero.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Multi-Asset Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—		$551	$—		$551
Commercial Mortgage-Backed Securities	—		212	—		212
Corporate Bonds	—		1,435	—		1,435
Sovereign	—		5,388	—		5,388
U.S. Treasury Securities	—		1,499	—		1,499
Total Fixed Income Securities	—		9,085	—		9,085
Common Stocks
Aerospace & Defense	27		—	—		27
Air Freight & Logistics	4		—	—		4
Airlines	1		—	—		1
Auto Components	14		—	—		14
Automobiles	42		—	—		42
Banks	189		—	—		189
Beverages	36		—	—		36
Biotechnology	12		—	—		12
Building Products	13		—	—		13
Capital Markets	41		—	—		41
Chemicals	34		—	—		34
Commercial Services & Supplies	5		—	—		5
Communications Equipment	3		—	—		3
Construction & Engineering	55		—	—		55
Construction Materials	12		—	—		12
Consumer Finance	500		—	—		500
Containers & Packaging	1		—	—		1
Diversified Financial Services	1		—	—		1
Diversified Telecommunication Services	33		—	—		33
Electric Utilities	112		—	—		112
Electrical Equipment	20		—	—		20
Equity Real Estate Investment Trusts (REITs)	724		—	—		724
Food & Staples Retailing	20		—	—		20
Food Products	34		—	—		34
Gas Utilities	67		—	—		67
Health Care Equipment & Supplies	15		—	—		15
Health Care Providers & Services	9		—	—		9
Hotels, Restaurants & Leisure	37		—	—		37
Household Durables	3		—	—		3
Household Products	13		—	—		13
Independent Power & Renewable Electricity Producers	1		—	—		1
Industrial Conglomerates	20		—	—		20
Information Technology Services	39		—	—		39
Insurance	71		—	—		71
Internet Software & Services	—	@	—	—		— @
Life Sciences Tools & Services	2		—	—		2
Machinery	5		—	—		5
Marine	2		—	—		2
Media	27		—	—		27
Metals & Mining	52		—	—		52
Multi-Line Retail	4		—	—		4
Multi-Utilities	124		—	—		124
Oil, Gas & Consumable Fuels	363		—	—		363
Paper & Forest Products	5		—	—		5
Personal Products	30		—	—		30
Pharmaceuticals	91		—	—		91
Professional Services	37		—	—		37
Real Estate Management & Development	241		—	—		241
Road & Rail	18		—	—		18
Semiconductors & Semiconductor Equipment	13		—	—	@	13
Software	13		—	—		13
Specialty Retail	6		—	—		6
Textiles, Apparel & Luxury Goods	37		—	—		37
Tobacco	19		—	—		19
Trading Companies & Distributors	11		—	—		11
Transportation Infrastructure	124		1	—		125
Water Utilities	45		—	—		45
Wireless Telecommunication Services	12		—	—		12
Total Common Stocks	3,489		1	—	@	3,490
Investment Companies	1,226		—	—		1,226
Rights	—	@	— †	—		— @†
Short-Term Investments
Investment Company	1,193		—	—		1,193
U.S. Treasury Security	—		379	—		379
Total Short-Term Investments	1,193		379	—		1,572
Foreign Currency Forward Exchange Contracts	—		139	—		139
Futures Contracts	9		—	—		9
Credit Default Swap Agreements	—		4	—		4
Interest Rate Swap Agreements	—		5	—		5
Total Return Swap Agreements	—		54	—		54
Total Assets	5,917		9,667 †	—	@	15,584 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—		(101)	—		(101)
Futures Contracts	(77)		—	—		(77)
Interest Rate Swap Agreements	—		(34)	—		(34)
Total Return Swap Agreements	—		(68)	—		(68)
Total Liabilities	(77)		(203)	—		(280)
Total	$5,840		$9,464 †	$—	@	$15,304 †

@       Value is less than $500.

†            Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $1,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at September 30, 2017 were valued using other significant observable inputs at June 30, 2018.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Multi-Asset Income	Common Stock (000)
Beginning Balance	$—	@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—@	)
Realized gains (losses)	—
Ending Balance	$—	@

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$ (—@	)

@                         Value is less than $500.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$9,200	$—	$—	$9,200
Biotechnology	9,614	—	—	9,614
Commercial Services & Supplies	19,044	—	—	19,044
Construction Materials	18,973	—	—	18,973
Health Care Equipment & Supplies	35,493	—	—	35,493
Health Care Providers & Services	31,811	—	—	31,811
Health Care Technology	74,422	—	—	74,422
Hotels, Restaurants & Leisure	32,234	—	—	32,234
Information Technology Services	8,877	—	—	8,877
Internet & Direct Marketing Retail	25,495	—	—	25,495
Internet Software & Services	151,717	—	10,895	162,612
Life Sciences Tools & Services	30,027	—	—	30,027
Pharmaceuticals	662	—	—	662
Software	137,207	—	—	137,207
Trading Companies & Distributors	6,079	—	—	6,079
Total Common Stocks	590,855	—	10,895	601,750
Call Options Puchased	—	576	—	576
Short-Term Investments
Investment Company	57,220	—	—	57,220
Repurchase Agreements	—	9,207	—	9,207
Total Short-Term Investments	57,220	9,207	—	66,427
Total Assets	$648,075	$9,783	$10,895	$668,753

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Mid Cap Growth	Common Stock (000)
Beginning Balance	$11,528
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(633)
Realized gains (losses)
Ending Balance	$10,895

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$(633)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Mid Cap Growth	Fair Value at June 30, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an Increase in Input

Internet Software & Services

Common Stock	$10,895	Discounted Cash Flow	Weighted Average Cost of Capital	12.0%	14.0%	13.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.3x	10.8x	4.3x	Increase
			Discount for Lack of Marketability	10.0%	10.0%	10.0%	Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$163	$—	$163
Agency Fixed Rate Mortgages	—	57,785	—	57,785
Asset-Backed Securities	—	48,165	—	48,165
Collateralized Mortgage Obligations - Agency Collateral Series	—	3,690	—	3,690
Commercial Mortgage-Backed Securities	—	13,808	—	13,808
Corporate Bonds	—	116,613	—	116,613
Mortgages - Other	—	29,757	—	29,757
Municipal Bonds	—	2,387	—	2,387
Sovereign	—	30,548	—	30,548
U.S. Agency Security	—	2,064	—	2,064
U.S. Treasury Securities	—	31,798	—	31,798
Total Fixed Income Securities	—	336,778	—	336,778
Short-Term Investments
Investment Company	35,463	—	—	35,463
U.S. Treasury Security	—	1,662	—	1,662
Total Short-Term Investments	35,463	1,662	—	37,125
Foreign Currency Forward Exchange Contracts	—	2,547	—	2,547
Futures Contracts	720	—	—	720
Interest Rate Swap Agreements	—	1,018	—	1,018
Total Assets	36,183	342,005	—	378,188
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(623)	—	(623)
Futures Contracts	(222)	—	—	(222)
Interest Rate Swap Agreements	—	(134)	—	(134)
Total Liabilities	(222)	(757)	—	(979)
Total	$35,961	$341,248	$—	$377,209

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Corporate Bonds	$—	$137,183	$—	$137,183
Short-Term Investments
Investment Company	10,414	—	—	10,414
U.S. Treasury Security	—	1,853	—	1,853
Total Short-Term Investments	10,414	1,853	—	12,267
Futures Contracts	234	—	—	234
Interest Rate Swap Agreements	—	139	—	139
Total Assets	10,648	139,175	—	149,823
Liabilities:
Futures Contracts	(239)	—	—	(239)
Total	$10,409	$139,175	$—	$149,584

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$144,463	$—	$144,463
Variable Rate Senior Loan Interests	—	11,772	—	11,772
Total Fixed Income Securities	—	156,235	—	156,235
Common Stocks
Auto Components	—	1	—	1
Energy Equipment & Services	—	19	—	19
Equity Real Estate Investment Trusts (REITs)	—	275	—	275
Machinery	—	—	42	42
Semiconductors & Semiconductor Equipment	—	74	—	74
Trading Companies & Distributors	119	—	—	119
Total Common Stocks	119	369	42	530
Preferred Stocks
Energy Equipment & Services	—	330	—	330
Participation Notes	—	94	—	94
Short-Term Investment
Investment Company	2,911	—	—	2,911
Total Assets	$3,030	$157,028	$42	$160,100

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $1,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at September 30, 2017 were valued using other significant observable inputs at June 30, 2018. As of June 30, 2018, securities with a total value of approximately $42,000 transferred from Level 2 to Level 3. Securities that were valued using other significant observable inputs at September 30, 2017 were valued using significant unobservable inputs at June 30, 2018.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield	Common Stock (000)
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	42
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$42

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018:

High Yield	Fair Value at June 30, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an Increase in Input

Machinery

Common Stock	$42	Market Comparable Companies	Enterprise Value/EBITDA	4.1x	6.2x	5.0x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,699	$—	$1,699
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed)	—	466	—	466
Agency Fixed Rate Mortgages	—	2,328	—	2,328
Asset-Backed Securities	—	42,346	—	42,346
Collateralized Mortgage Obligations - Agency Collateral Series	—	3,981	—	3,981
Commercial Mortgage-Backed Securities	—	411	—	411
Corporate Bonds	—	114,742	—	114,742
Mortgages - Other	—	4,739	—	4,739
Sovereign	—	319	—	319
U.S. Agency Security	—	2,274	—	2,274
Total Fixed Income Securities	—	173,305	—	173,305
Short-Term Investments
Investment Company	3,007	—	—	3,007
U.S. Treasury Security	—	1,341	—	1,341
Certificate of Deposit	—	1,130	—	1,130
Commercial Paper	—	7,462	—	7,462
Total Short-Term Investments	3,007	9,933	—	12,940
Total Assets	3,007	183,238	—	186,245
Liabilities:
Futures Contract	(31)	—	—	(31)
Total	$2,976	$183,238	$—	$186,214

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$1,339	$—	$1,339
Collateralized Mortgage Obligation - Agency Collateral Series	—	10	—	10
Commercial Mortgage-Backed Securities	—	463	—	463
Corporate Bonds	—	3,698	—	3,698
Mortgages - Other	—	1,208	—	1,208
Sovereign	—	2,189	—	2,189
U.S. Treasury Securities	—	381	—	381
Total Fixed Income Securities	—	9,288	—	9,288
Short-Term Investments
Investment Company	516	—	—	516
U.S. Treasury Securities	—	68	—	68
Total Short-Term Investments	516	68	—	584
Foreign Currency Forward Exchange Contracts	—	238	—	238
Credit Default Swap Agreement	—	1	—	1
Total Assets	516	9,595	—	10,111
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(30)	—	(30)
Futures Contracts	(26)	—	—	(26)
Credit Default Swap Agreements	—	(11)	—	(11)
Interest Rate Swap Agreements	—	(7)	—	(7)
Total Liabilities	(26)	(48)	—	(74)
Total	$490	$9,547	$—	$10,037

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Income
Assets:
Short-Term Investments
Certificate of Deposit	$—	$9,999	$—	$9,999
Commercial Paper	—	799,774	—	799,774
Corporate Bonds	—	143,194	—	143,194
Floating Rate Notes	—	5,753,271	—	5,753,271
Repurchase Agreements	—	1,645,000	—	1,645,000
Total Short-Term Investments	—	8,351,238	—	8,351,238
Total Assets	$—	$8,351,238	$—	$8,351,238

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 21, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 21, 2018